                                       SEMI-ANNUAL REPORT

                                       [HARBOR FUND LOGO]
                                       APRIL 30, 2001

                                       -----------------------------------------

                                       HARBOR FUND

HARBOR FUND
SEMI-ANNUAL REPORT OVERVIEW
The first half of Harbor Fund's fiscal year ended April 30, 2001. Performance for this six-month period is shown below for each of the twelve portfolios. All performance figures included in this report are total returns and assume the reinvestment of dividends and capital gains. The section entitled Long-Term Historic Returns reflects the 30-year returns for unmanaged indices, which are included as an indication of longer-term potential associated with taking different levels of market risk. You may not make a direct investment in an index.

                                                                 UNANNUALIZED
                                                                6 MONTHS ENDED
HARBOR FUNDS IN DESCENDING ORDER OF MARKET RISK                   04/30/2001
-----------------------------------------------                 --------------
Harbor Mid Cap Growth Fund..................................        -21.70%
Harbor Growth Fund..........................................        -35.49
Harbor Small Cap Growth Fund................................          2.20
Harbor International Growth Fund............................        -21.13
Harbor Global Equity Fund...................................     -10.80(a)
Harbor Capital Appreciation Fund............................        -20.00
Harbor International Fund II................................         -4.66
Harbor International Fund...................................         -3.56
Harbor Value Fund...........................................          6.03
Harbor Bond Fund............................................          5.76
Harbor Short Duration Fund..................................          4.18
Harbor Money Market Fund....................................          2.92

COMMONLY USED MARKET INDICES
----------------------------
Morgan Stanley Capital International Europe, Australasia,
  and Far East (EAFE); international equity.................         -8.11%
Morgan Stanley Capital International Europe, Australasia,
  and Far East Growth (EAFE Growth); international equity...        -13.61
Morgan Stanley Capital International World Index (MSCI
  World)....................................................        -10.74
Standard & Poor's 500 (S&P 500); domestic equity............        -12.07
Frank Russell Mid Cap Growth; domestic equity...............        -27.99
Frank Russell 2000 Growth; domestic equity..................        -17.34
Lehman Brothers Aggregate (LB AGG); domestic bonds..........          6.22
One-Year Government Bonds (1-YR GVT)........................          4.27
90-Day U.S. Treasury Bills (T-Bills); domestic short-term...          2.71

                                                                   30 YEARS
                                                                  1971-2000
LONG-TERM HISTORIC RETURNS                                       ANNUAL RATES
--------------------------                                       ------------
EAFE........................................................         12.30%
MSCI World..................................................         11.42
S&P 500.....................................................         13.21
Domestic Bonds (intermediate and long)(1)...................          8.81
1-YR GVT....................................................          7.66
T-Bills.....................................................          7.06
Consumer Price Index........................................          5.04

                                                                                                                   MORNINGSTAR
HARBOR FUND EXPENSE RATIOS(2)                    1997         1998         1999         2000         2001(B)        MEDIAN(3)
-----------------------------                    ----         ----         ----         ----         -------       -----------
Harbor Mid Cap Growth Fund...................    N/A%         N/A%         N/A%         N/A%           1.19%            1.12%
Harbor Growth Fund...........................    1.12         1.00         0.90         0.87           0.94             1.13
Harbor Small Cap Growth Fund.................    N/A          N/A          N/A          N/A            1.19             1.13
Harbor International Growth Fund.............    1.02         0.96         0.91         0.89           0.89             1.22
Harbor Global Equity Fund....................    N/A          N/A          N/A          N/A          1.20(a)            1.16
Harbor Capital Appreciation Fund.............    0.70         0.68         0.66         0.64           0.67             0.94
Harbor International Fund II.................    0.98         1.15         0.92         0.92           0.89             1.14
Harbor International Fund....................    0.97         0.94         0.92         0.92           0.91             1.14
Harbor Value Fund............................    0.83         0.79         0.76         0.80           0.77             0.88
Harbor Bond Fund.............................    0.67         0.65         0.60         0.60           0.56             0.62
Harbor Short Duration Fund...................    0.36         0.36         0.28         0.28           0.29             0.43
Harbor Money Market Fund.....................    0.62         0.57         0.46         0.47           0.39             0.73

   ------------------

   1 LB AGG not available for 30 year period; blended historic data used to approximate total Bond Market Return.

   2 Harbor Fund expense ratios are for operating expenses only and are shown net of all expense offsets (see Financial Highlights pgs. 48-51).

   3 Includes all no-load funds with at least five years of performance history in the March 31, 2001 Morningstar Universe with the same investment style as the comparable Harbor Fund portfolio.

   a  For the period February 1, 2001 (inception) through April 30, 2001.

   b  Annualized figures for the six-month period ended April 30, 2001.

DEAR SHAREHOLDER:
     The first six months of Harbor Fund's fiscal year provided a dramatic and often painful reminder of the short-term volatility and unpredictability of financial markets. Stocks generally performed poorly, while bonds and other fixed income securities provided a haven for investors.

     Falling stock prices reflected concerns over slowing economic growth, high energy costs, and a continuing succession of disappointing earnings reports. Major domestic and international stock indices posted negative total returns for the period. The Frank Russell Mid Cap Growth Index returned a negative 27.99%; the Frank Russell 2000 Growth Index fell by 17.34%; the EAFE Growth Index returned a negative 13.61%; the MSCI World Index returned of negative 10.74%; the Standard & Poor's 500-stock index was down 12.07%; and the Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index declined 8.11%.

     Defensive-type investments fared better during the period, as bonds and value-oriented stocks drew increased attention from investors disenchanted with disappointing results from the technology sector. Fixed income investments also benefited from a series of credit-easing moves by the Federal Reserve, which trimmed short-term interest rates by a total of 2% in the first four months of 2001.

     Under these very challenging conditions, Harbor Value Fund and the new Harbor Small Cap Growth Fund reported positive total returns for the period, and both outperformed their respective benchmarks by wide margins. The three Harbor fixed income funds all generated positive returns, with the Harbor Money Market Fund outperforming its benchmark. In addition, Harbor International Fund, Harbor International Fund II, and the new Harbor Mid Cap Growth Fund also produced returns that exceeded those of their respective indices.

INVESTMENT FUNDAMENTALS

     The volatility of financial markets in recent months has focused renewed attention on fundamental investment concepts such as diversification and asset allocation. These basic concepts are an integral part of our investment philosophy at Harbor--and have long been followed by many of our shareholders. These discerning investors know that spreading their investments among a variety of asset classes can reduce the impact of a sharp decline in any one part of the market. The key for each investor is to decide on a mix of investments--stocks, bonds, and cash--that is consistent with one's own investment objectives and tolerance for risk--and then to stick with that asset allocation despite short-term market fluctuations.

     In addition to asset allocation, experienced investors know that value-added management and rigorous cost control also can significantly improve investment returns over time.

     Finally, systematic investing can further enhance one's chances for success by implementing a dollar cost averaging approach. This allows investors to buy more shares when prices are lower and fewer shares when prices are higher. Harbor's Automatic Investment Plan enables investors to make systematic additions to their investments on a monthly or quarterly basis. Systematic investing does not assure a profit and does not protect against loss in declining markets. Since such a plan involves continuous investment in securities regardless of fluctuating prices, you should consider your financial ability to continue purchases through periods of low price levels.

     As always, markets are unpredictable in the short-term. In the long run, however, time-tested principles such as asset allocation, value-added management, low expenses, and systematic investing can provide a significant advantage in achieving one's financial goals.

NEW FUNDS

     As part of our ongoing effort to expand investment opportunities for our shareholders, Harbor launched three new funds during the first six months of our current fiscal year. Harbor Mid Cap Growth Fund and Harbor Small Cap Growth Fund began operations on November 1, 2000, while Harbor Global Equity Fund began on February 1, 2001. With the addition of these new funds, Harbor now offers 12 actively managed mutual funds, each providing investors with a different combination of risk and potential return characteristics.

INVESTOR SERVICES

     Early in 2001, we expanded the Harbor Fund website (www.harborfund.com) to enable shareholders to purchase, exchange, and redeem shares. This capability is part of our continuing commitment to minimize expenses and provide mutual fund products and services to meet the needs of current and prospective Harbor Fund shareholders.

OWNERSHIP CHANGE

     On June 7, 2001, Robeco Groep N.V. completed its purchase of substantially all of the assets and assumed substantially all of the liabilities of Harbor Capital Advisors, Inc., the prior investment adviser to Harbor Fund. Robeco formed a new wholly owned subsidiary, also called Harbor Capital Advisors, Inc., to carry on the business of the prior adviser. We sincerely appreciate our shareholders' support for this transaction through their approval of new advisory and subadvisory agreements pursuant to this ownership change.

     In the near term, we believe that this change in ownership will be transparent to Harbor Fund shareholders. We will continue to offer actively managed no-load funds with competitive expense ratios, and we envision no change in Harbor's investment philosophy or management approach.

CONCLUSION

     The performances of a number of our Funds have continued to receive favorable recognition from analysts and the financial media. While such attention is always welcome, the most gratifying recognition we can receive is the continuing support of our shareholders. In that regard, we are proud to report that Harbor Fund has received a positive net cash flow from its investors in each of the past six calendar years. This is an achievement attained by less than 10% of the no-load* mutual fund families in the United States.

     We appreciate your investment in Harbor Fund and proud to have earned your business. As always, we remain committed to providing you with products and services that are worthy of your trust.

June 2001


          /s/ David G. Van Hooser                          /s/ James M. Williams
          David G. Van Hooser                              James M. Williams
          Chairman                                         President

------------

*  Other fees and expenses do apply to a continued investment.

HARBOR FUND
The following performance figures are annualized for each Fund except for the six-month total return calculations. The date of inception for Harbor Mid Cap Growth Fund and Harbor Small Cap Growth Fund was November 1, 2000; Harbor Growth Fund was November 19, 1986; Harbor International Growth Fund was November 1, 1993; Harbor Global Equity Fund was February 1, 2001; Harbor International Fund II was June 1, 1996; Harbor Short Duration Fund was January 1, 1992; and all other Funds started December 29, 1987. Unless


                                                                                       04/30/2001  $7.83
    HARBOR MID CAP GROWTH FUND                                   NET ASSET VALUE:      10/31/2000    N/A

-----------------------------------------------------------------------------------
                                          Total Return for Periods Ended 04/30/2001
-----------------------------------------------------------------------------------
              Fund/Index                 6 months   12 months   5 years     Since
                                                                          Inception
-----------------------------------------------------------------------------------
  Harbor Mid Cap Growth Fund              -21.70%      N/A        N/A      -21.70%
-----------------------------------------------------------------------------------
  Frank Russell Mid Cap Growth            -27.99%    -29.47%    12.15%     -27.99%
-----------------------------------------------------------------------------------

 In a very challenging environment for equities, especially for growth stocks, the Harbor Mid Cap Growth Fund posted a negative total return but outperformed its benchmark by approximately 6 percentage points. The Fund began operations on November 1, 2000.
 - An overweighted position and favorable stock selections in the energy sector contributed to the Fund's superior performance when compared to the Frank Russell Mid Cap Growth index.
 - An underweighting in the technology sector, where many companies experienced steep stock price declines, also aided the Fund's relative performance.
 - Superior performances by holdings in the drug and retail industries had a positive impact on the Fund's total return for the period.
 - The Fund was underweighted in the financial sector, which had a negative impact on its total return and adversely affected its performance relative to the index.
 [HARBOR MID CAP GROWTH FUND GRAPH]

                                                                                                      FRANK RUSSELL MID CAP
                                                                       MID CAP GROWTH                         GROWTH
                                                                       --------------                 ---------------------
4/30/01                                                                    7830.00                            7201.00


                                                                                    04/30/2001  $14.28
    HARBOR GROWTH FUND                                           NET ASSET VALUE:   10/31/2000  $24.23

-----------------------------------------------------------------------------------
                                          Total Return for Periods Ended 04/30/2001
-----------------------------------------------------------------------------------
              Fund/Index                 6 months   12 months   5 years   10 years
-----------------------------------------------------------------------------------
  Harbor Growth Fund                      -35.49%    -33.79%    12.21%     11.74%
-----------------------------------------------------------------------------------
  Frank Russell Mid Cap Growth            -27.99%    -29.47%    12.15%     14.23%
-----------------------------------------------------------------------------------
  S&P 500                                 -12.07%    -12.97%    15.57%     15.25%
-----------------------------------------------------------------------------------

 In an extremely weak market for growth stocks, the Harbor Growth Fund posted a negative total return and underperformed the Frank Russell Mid Cap Growth index for the six months ending April 30, 2001.
 - A sharp and unprecedented decline in the level of spending on information technology resulted in disappointing earnings and falling stock prices for many technology companies during the six-month period. This had an adverse impact on the performance of the Fund, which has a strong emphasis on technology-oriented businesses offering productivity-enhancing products and services.
 - Many companies initiated programs to realign inventories and cost structures to reflect the short-term business environment within the technology sector. The Fund benefited in April as investors responded positively to such initiatives and to unusually attractive valuations among technology stocks, which had been created by the severity of the sell-off.
 [HARBOR GROWTH FUND GRAPH]

                                                                                                            FRANK RUSSELL MID
                                                         GROWTH                      S&P 500                   CAP GROWTH
                                                         ------                      -------                -----------------
4/30/90                                                   10000                       10000                       10000
4/30/91                                                   10435                       10431                       10506
4/30/92                                                   10361                       11403                       11463
4/30/93                                                   10554                       12456                       12679
4/30/94                                                   11524                       13119                       14084
4/30/95                                                   12032                       15410                       15929
4/30/96                                                   17051                       20066                       21312
4/30/97                                                   15877                       25110                       22148
4/30/98                                                   22395                       35421                       31193
4/30/99                                                   21392                       43151                       35039
4/30/00                                                   45822                       47522                       53618
4/30/01                                                   30338                       41357                       37816

 The S&P 500 contains equities with large market capitalization without regard to style. The Frank Russell
 Mid Cap Growth index contains equities with smaller market capitalization and a growth style. Therefore, the Frank
 Russell Mid Cap Growth provides a more accurate

 representation in comparison to the Harbor Growth Fund.

otherwise stated, all comments pertain to the fiscal half year ended April 30, 2001. The comparative market indices reflect no operating or transaction costs, however the Funds' total returns are net of these costs. Performance data quoted represents past performance and is not predictive of future performance. Actual return and principal value on an investment will fluctuate, and the shares, when redeemed, may be worth more or less than their original cost. For information on the risks associated with these Funds, please refer to the Harbor Fund prospectus.


                                                                                      04/30/2001  $10.22
    HARBOR SMALL CAP GROWTH FUND                                 NET ASSET VALUE:     10/31/2000     N/A

-----------------------------------------------------------------------------------
                                          Total Return for Periods Ended 04/30/2001
-----------------------------------------------------------------------------------
              Fund/Index                 6 months   12 months   5 years     Since
                                                                          Inception
-----------------------------------------------------------------------------------
  Harbor Small Cap Growth Fund             2.20%       N/A        N/A       2.20%
-----------------------------------------------------------------------------------
  Frank Russell 2000 Growth               -17.34%    -24.85%     3.37%     -17.34%
-----------------------------------------------------------------------------------

 Despite an extremely adverse climate for small capitalization stocks, the Harbor Small Cap Growth Fund posted a positive total return in its first six months of operations--and exceeded its benchmark by nearly 20 percentage points. The Fund was launched on November 1, 2000.
 - Overweighting in the energy sector contributed to the Fund's positive return and to its strong performance relative to the index. This included investments in oil service businesses and natural gas exploration and production companies.
 - The Fund's holdings included relatively large positions in defensive areas such as health care and financial services, which tend to be less vulnerable to slowing economic conditions.
 - The portfolio was significantly underweighted in the technology sector, which reduced the impact of the sell-off in technology stocks.
 [HARBOR SMALL CAP GROWTH FUND GRAPH]

                                                                      SMALL CAP GROWTH              FRANK RUSSELL 2000 GROWTH
                                                                      ----------------              -------------------------
4/30/01                                                                   10220.00                            8266.00


                                                                                      04/30/2001  $12.22
    HARBOR INTERNATIONAL GROWTH FUND                             NET ASSET VALUE:     10/31/2000  $17.56

-----------------------------------------------------------------------------------
                                          Total Return for Periods Ended 04/30/2001
-----------------------------------------------------------------------------------
              Fund/Index                 6 months   12 months   5 years     Since
                                                                          Inception
-----------------------------------------------------------------------------------
  Harbor International Growth Fund        -21.13%    -32.24%     2.52%      6.93%
-----------------------------------------------------------------------------------
  EAFE Growth                             -13.61%    -29.19%     1.27%      2.99%
-----------------------------------------------------------------------------------
  EAFE                                    -8.11%     -16.39%     4.21%      5.80%
-----------------------------------------------------------------------------------

 The Harbor International Growth Fund posted a negative total return and underperformed the EAFE Growth index for the six months ended April 30, 2001, reflecting widespread weakness in international equity markets.
 - The Fund maintained a portfolio weighting of approximately 50% in technology and telecommunications stocks, consistent with its growth-oriented investment style. This hurt the Fund's performance, as the stock prices of many companies in those sectors suffered sharp declines during the six-month period.
 - The Fund continued to be underweighted in Japan, with investments there representing less than 3% of its portfolio compared with about 25% of the EAFE Growth index. This had a positive effect on the Fund's relative performance, as Japanese stocks generally performed more poorly than the index during the six-month period.
 - The Fund's holdings in the United Kingdom, where it was overweighted relative to the EAFE Growth index, detracted from both its absolute performance and from its total return relative to the index.
 [HARBOR INTERNATIONAL GROWTH FUND GRAPH]

                                                      INTERNATIONAL
                                                         GROWTH                       EAFE                     EAFE GROWTH
                                                      -------------                   ----                     -----------
4/30/94                                                 10406.00                    10557.00                    10090.00
4/30/95                                                 10644.00                    11146.00                    10652.00
4/30/96                                                 14593.00                    12418.00                    11710.00
4/30/97                                                 16471.00                    12307.00                    11374.00
4/30/98                                                 21074.00                    14635.00                    13401.00
4/30/99                                                 21184.00                    16025.00                    14295.00
4/30/00                                                 24396.00                    18251.00                    17611.00
4/30/01                                                 16530.00                    15260.00                    12471.00

 The EAFE index contains both growth and value style equities. The EAFE Growth index contains only the growth portion of the EAFE index. Therefore, the EAFE Growth index provides a more accurate representation in comparison to the Harbor International Growth Fund.


                                                                                       04/30/2001  $8.92
    HARBOR GLOBAL EQUITY FUND                                    NET ASSET VALUE:      10/31/2000    N/A

-----------------------------------------------------------------------------------
                                          Total Return for Periods Ended 04/30/2001
-----------------------------------------------------------------------------------
              Fund/Index                 6 months   12 months   5 years     Since
                                                                          Inception
-----------------------------------------------------------------------------------
  Harbor Global Equity Fund                 N/A        N/A        N/A      -10.80%
-----------------------------------------------------------------------------------
  MSCI World                              -10.74%    -16.05%     9.25%     -8.26%
-----------------------------------------------------------------------------------

 The Harbor Global Equity Fund slightly underperformed the MSCI World index since its inception on February 1, 2001.
 - The three-month period ending April 30, 2001 was a tumultuous time for the markets. Weak corporate profits and mixed signals from major central banks created uncertainty regarding global equities.
 - Technology stocks led the decline in the global equity markets amid growing evidence of sharp reductions in capital spending. Several top-tier technology companies acknowledged having limited, if any, visibility for upcoming quarters. The performance of the Fund benefited from an underweight position in the technology area.
 - The Fund's holdings in consumer-oriented companies such as retailers and leisure businesses detracted from its performance. The Fund's positions in telecommunication service providers also impacted performance negatively.
[HARBOR GLOBAL EQUITY FUND GRAPH]

                                                                       GLOBAL EQUITY                        MSCI WORLD
                                                                       -------------                        ----------
4/30/01                                                                    8920.00                            9174.00


                                                                                      04/30/2001  $32.60
    HARBOR CAPITAL APPRECIATION FUND                             NET ASSET VALUE:     10/31/2000  $48.16

-----------------------------------------------------------------------------------
                                          Total Return for Periods Ended 04/30/2001
-----------------------------------------------------------------------------------
              Fund/Index                 6 months   12 months   5 years   10 years
-----------------------------------------------------------------------------------
  Harbor Capital Appreciation Fund        -20.00%    -26.90%    17.05%     18.28%
-----------------------------------------------------------------------------------
  S&P 500                                 -12.07%    -12.97%    15.57%     15.25%
-----------------------------------------------------------------------------------

 The Harbor Capital Appreciation Fund reported a negative total return and underperformed the S&P 500 index for the six-month period ending April 30, 2001, reflecting a very difficult environment for equity securities in general and especially for growth stocks.
 - From a longer-term perspective, despite the very challenging conditions of the past 12 months, the Fund continued to outperform the index for the most recent five-year and 10-year periods.
 - The Fund's holdings in technology stocks were adversely affected by a sharp sell-off in the technology sector, as information technology spending declined steeply and investors reacted to a succession of disappointing earnings reports.
 - Based on attractive valuations, the Fund increased positions in industries such as financial services, insurance, and pharmaceuticals, which are somewhat less sensitive to economic fluctuations and have good earnings growth potential.
 [HARBOR CAPITAL APPRECIATION FUND GRAPH]

                                                                    CAPITAL APPRECIATION                     S&P 500
                                                                    --------------------                     -------
4/30/91                                                                   10000.00                           10000.00
4/30/92                                                                   12153.00                           11403.00
4/30/93                                                                   13552.00                           12456.00
4/30/94                                                                   15190.00                           13119.00
4/30/95                                                                   18537.00                           15410.00
4/30/96                                                                   24398.00                           20066.00
4/30/97                                                                   28270.00                           25110.00
4/30/98                                                                   41978.00                           35421.00
4/30/99                                                                   53744.00                           43151.00
4/30/00                                                                   73329.00                           47522.00
4/30/01                                                                   53602.00                           41357.00


                                                                                      04/30/2001  $12.75
    HARBOR INTERNATIONAL FUND II                                 NET ASSET VALUE:     10/31/2000  $14.28

-----------------------------------------------------------------------------------
                                          Total Return for Periods Ended 04/30/2001
-----------------------------------------------------------------------------------
              Fund/Index                 6 months   12 months   5 years     Since
                                                                          Inception
-----------------------------------------------------------------------------------
  Harbor International Fund II            -4.66%     -8.69%       N/A       9.24%
-----------------------------------------------------------------------------------
  EAFE                                    -8.11%     -16.39%     4.21%      4.68%
-----------------------------------------------------------------------------------

 Although its total return was negative, the Harbor International Fund II comfortably outperformed the EAFE index for the six-month period ending April 30, 2001. The Fund also outperformed the index by a wide margin for the latest 12-month period and since its inception on June 1, 1996.
 - The Fund's performance relative to the index was enhanced by its industry and country allocations. Consistent with its value-oriented investment style, the Fund was overweighted in basic industry and financial sector companies, enabling it to reduce the impact of steep declines in the growth sector.
 - The Fund also benefited from an overweighting of its holdings in Europe, where stocks performed better than the broader EAFE index, and an underweighting in Japan, where stocks underperformed the index for the six-month period.
 - Holdings in Europe accounted for about 73% of the Fund's portfolio, compared with about 70% of the EAFE index. At the same time, the Fund's holdings in Japan represented only about 6% of its portfolio compared with about 25% for the index.
[HARBOR INTERNATIONAL FUND II GRAPH]

                                                                      INTERNATIONAL II                         EAFE
                                                                      ----------------                         ----
4/30/96                                                                   10000.00                           10000.00
4/30/97                                                                   11579.00                           10097.00
4/30/98                                                                   13820.00                           12007.00
4/30/99                                                                   14090.00                           13147.00
4/30/00                                                                   16914.00                           14973.00
4/30/01                                                                   15444.00                           12520.00


                                                                                      04/30/2001  $33.05
    HARBOR INTERNATIONAL FUND                                    NET ASSET VALUE:     10/31/2000  $38.85

-----------------------------------------------------------------------------------
                                          Total Return for Periods Ended 04/30/2001
-----------------------------------------------------------------------------------
              Fund/Index                 6 months   12 months   5 years   10 years
-----------------------------------------------------------------------------------
  Harbor International Fund               -3.56%     -4.03%      9.73%     12.16%
-----------------------------------------------------------------------------------
  EAFE                                    -8.11%     -16.39%     4.21%      6.50%
-----------------------------------------------------------------------------------

 In a difficult environment for foreign stocks, the Harbor International Fund posted a negative total return for the first half of the current fiscal year but outperformed the EAFE index by more than 4 percentage points. For the latest 1-, 5-, and 10-year periods, the Fund continued to outperform the index by wide margins.
 - The Fund's latest six-month performance relative to the index benefited from its overweighting in defensive stocks, such as financial and pharmaceutical companies, reflecting its value-oriented approach to stock selection.
 - The Fund's performance also was aided by its portfolio weighting in Europe (about 77% compared with 70% for the EAFE index), as European equities performed slightly better than the broader index.
 - Equities of Japanese companies fell at a greater rate than the EAFE index during the six-month period, reflecting concerns about economic stagnation and the need for a major financial restructuring in Japan. This benefited the relative performance of the Fund, which maintained a modest portfolio weighting in Japan (about 7% compared with approximately 25% for the EAFE index).
 [HARBOR INTERNATIONAL FUND GRAPH]

                                                                       INTERNATIONAL                           EAFE
                                                                       -------------                           ----
4/30/91                                                                   10000.00                           10000.00
4/30/92                                                                   11290.00                            9152.00
4/30/93                                                                   11845.00                           11130.00
4/30/94                                                                   15085.00                           12982.00
4/30/95                                                                   16663.00                           13707.00
4/30/96                                                                   19805.00                           15270.00
4/30/97                                                                   23323.00                           15134.00
4/30/98                                                                   29894.00                           17997.00
4/30/99                                                                   30897.00                           19706.00
4/30/00                                                                   32829.00                           22444.00
4/30/01                                                                   31507.00                           18766.00


                                                                                      04/30/2001  $14.37
    HARBOR VALUE FUND                                            NET ASSET VALUE:     10/31/2000  $13.88

-----------------------------------------------------------------------------------
                                          Total Return for Periods Ended 04/30/2001
-----------------------------------------------------------------------------------
              Fund/Index                 6 months   12 months   5 years   10 years
-----------------------------------------------------------------------------------
  Harbor Value Fund                        6.03%     11.62%     13.24%     12.88%
-----------------------------------------------------------------------------------
  S&P 500                                 -12.07%    -12.97%    15.57%     15.25%
-----------------------------------------------------------------------------------

 In a very challenging climate for stocks, the Harbor Value Fund posted strong total returns for the six-month and 12-month periods ending April 30, 2001. The Fund outperformed the S&P 500 index by more than 18 percentage points for the six-month period and by more than 24 percentage points for the 12-month period.
 - The six-month period was characterized by a shift in investor sentiment away from the technology sector and into more traditional defensive stocks. The Fund, which maintained its value-oriented investment style, benefited from this shift.
 - Among the Fund's areas of emphasis were retail, banking, and other sectors positioned to perform well in a climate of falling interest rates and gradual economic recovery.
 - The Fund continued to be overweighted in basic industry stocks such as paper, metals, and specialty chemicals.
[HARBOR VALUE FUND GRAPH]

                                                                           VALUE                             S&P 500
                                                                           -----                             -------
4/30/90                                                                   10000.00                           10000.00
4/30/91                                                                   10953.00                           11403.00
4/30/92                                                                   11580.00                           12456.00
4/30/93                                                                   12057.00                           13119.00
4/30/94                                                                   14061.00                           15410.00
4/30/95                                                                   18035.00                           20066.00
4/30/96                                                                   21362.00                           25110.00
4/30/97                                                                   29558.00                           35421.00
4/30/98                                                                   32004.00                           43151.00
4/30/99                                                                   30082.00                           47522.00
4/30/00                                                                   33576.00                           41357.00


                                                                                      04/30/2001  $11.30
    HARBOR BOND FUND                                             NET ASSET VALUE:     10/31/2000  $11.00

-----------------------------------------------------------------------------------
                                          Total Return for Periods Ended 04/30/2001
-----------------------------------------------------------------------------------
Fund/Index                               6 months   12 months   5 years   10 years
-----------------------------------------------------------------------------------
  Harbor Bond Fund                         5.76%     11.55%      7.77%      8.70%
-----------------------------------------------------------------------------------
  LB AGG                                   6.22%     12.39%      7.51%      7.82%
-----------------------------------------------------------------------------------

 The Harbor Bond Fund posted a total return of 5.76% for the six-month period ending April 30, 2001, slightly below that of the Lehman Brothers Aggregate Index. From a longer-term perspective, the Fund continued to outperform the index for the 5- and 10-year periods ending April 30, 2001.
 - Declining interest rates provided a positive environment for debt securities during the period, as the Federal Reserve announced four rate cuts, for an aggregate of 2%, in the first four months of 2001.
 - The Fund continued to gradually upgrade the credit quality of its portfolio, trimming holdings in below-investment-grade securities from both U.S. corporate and emerging market issuers. The Fund also continued to overweight its allocation to mortgage-backed securities, a strategy that enabled it to gain incremental yield.
 - The Fund's focus on high credit quality limited its participation in a rally in lower quality issues late in the six-month period. This contributed to its lower total return compared with the index. In addition, the index reflects no operating or transaction costs, while the Fund's total returns are net of such costs.
 - The Fund's net assets rose to more than $900 million at April 30, 2001, an increase of 26% in the six-month period. The increase reflects both investment performance and new shareholder investments.
 - In January 2001, the Harbor Bond Fund's manager, William Gross of Pacific Investment Management Company, was named by Morningstar as its Fixed Income Manager of the Year. It was the second time in the past three years that he has received this recognition.
[HARBOR BOND FUND GRAPH]

                                                                            BOND                              LB AGG
                                                                            ----                              ------
4/30/91                                                                   10000.00                           10000.00
4/30/92                                                                   11471.00                           11100.00
4/30/93                                                                   13314.00                           12572.00
4/30/94                                                                   13562.00                           12679.00
4/30/95                                                                   14437.00                           13606.00
4/30/96                                                                   15835.00                           14783.00
4/30/97                                                                   17115.00                           15830.00
4/30/98                                                                   18928.00                           17557.00
4/30/99                                                                   20476.00                           18658.00
4/30/00                                                                   20639.00                           18893.00
4/30/01                                                                   23023.00                           21233.00


                                                                                       04/30/2001  $8.62
    HARBOR SHORT DURATION FUND                                   NET ASSET VALUE:      10/31/2000  $8.51

-----------------------------------------------------------------------------------
                                          Total Return for Periods Ended 04/30/2001
-----------------------------------------------------------------------------------
              Fund/Index                 6 months   12 months   5 years     Since
                                                                          Inception
-----------------------------------------------------------------------------------
  Harbor Short Duration Fund               4.18%      8.09%      6.35%      5.55%
-----------------------------------------------------------------------------------
  1-YR GVT                                 4.27%      7.78%      5.92%      5.41%
-----------------------------------------------------------------------------------

 Total return of the Harbor Short Duration Fund was comparable to that of one-year government securities for the first six months of the current fiscal year.
 - The Fund continued to outperform its target index for the 12-month and 5-year periods ending April 30, 2001, and since its inception on January 1, 1992. It should be noted that the target index bears no operating or transaction costs, while the Fund's total returns are net of such costs.
 - The Federal Reserve, easing monetary policy in response to slowing economic growth, lowered short-term rates by 2% during the period. Rates on one-year Treasury bills fell by a comparable amount, from just above 6% to approximately 4% during the period.
 - The Fund's holdings consisted primarily of higher yielding obligations of Federal agencies and asset-backed securities. This portfolio weighting helped to increase the Fund's overall return.
[HARBOR SHORT DURATION FUND GRAPH]

                                                                       SHORT DURATION                        1 YR GVT
                                                                       --------------                        --------
4/30/92                                                                   10065.00                           10133.00
4/30/93                                                                   10650.00                           10649.00
4/30/94                                                                   10914.00                           10913.00
4/30/95                                                                   11530.00                           11534.00
4/30/96                                                                   12175.00                           12265.00
4/30/97                                                                   13089.00                           12964.00
4/30/98                                                                   13895.00                           13770.00
4/30/99                                                                   14667.00                           14504.00
4/30/00                                                                   15323.00                           15172.00
4/30/01                                                                   16563.00                           16352.00


                                                                                       04/30/2001  $1.00
    HARBOR MONEY MARKET FUND                                     NET ASSET VALUE:      10/31/2000  $1.00

-----------------------------------------------------------------------------------
                                          Total Return for Periods Ended 04/30/2001
-----------------------------------------------------------------------------------
              Fund/Index                 6 months   12 months   5 years   10 years
-----------------------------------------------------------------------------------
  Harbor Money Market Fund                 2.92%      6.19%      5.32%      4.74%
-----------------------------------------------------------------------------------
  T-Bills                                  2.71%      5.88%      5.29%      4.86%
-----------------------------------------------------------------------------------
                                         Current Yield for Periods Ended 03/31/2001
-----------------------------------------------------------------------------------
  Harbor Money Market Fund*                 7 Days: 5.35%         30 Days: 5.43%
-----------------------------------------------------------------------------------

 The Harbor Money Market Fund outperformed the 90-day Treasury bill for the six-month period ending April 30, 2001. It should be noted that the target index bears no operating or transaction costs, while the Fund's total returns are net of such costs.
 - Short-term interest rates fell materially during the six-month period, as the Federal Reserve eased monetary policy by lowering interest rates by 2%. Yields of 90-day Treasury bills fell by an even greater amount, approximately 2.5%, ending the period at just under 4%.
 - The Fund's average maturity was kept near its maximum and its holdings were predominately in higher yielding money market obligations. As a result, its return, after all fees and expenses, modestly exceeded that of the Treasury bill.
 An investment in the Harbor Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
[HARBOR MONEY MARKET FUND GRAPH]

                                                                        MONEY MARKET                         T-BILLS
                                                                        ------------                         -------
4/30/91                                                                   10000.00                           10000.00
4/30/92                                                                   10474.00                           10501.00
4/30/93                                                                   10787.00                           10845.00
4/30/94                                                                   11089.00                           11188.00
4/30/95                                                                   11632.00                           11761.00
4/30/96                                                                   12260.00                           12414.00
4/30/97                                                                   12875.00                           13073.00
4/30/98                                                                   13549.00                           13766.00
4/30/99                                                                   14221.00                           14424.00
4/30/00                                                                   14963.00                           15174.00
4/30/01                                                                   15889.00                           16066.00

------------

* Reflects the Adviser's agreement not to impose all or a portion of its advisory fees. Without such waivers the current
  7-day and 30-day yields would have been
  5.25% and 5.33%, respectively. The current yield more closely reflects the current earnings of the Harbor Money Market Fund than the total return.

HARBOR MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2001 (UNAUDITED)

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash and short-term investment of 2.3%)



    Air Freight
                                              0.6

    Electrical Equipment
                                              0.9

    Natural Gas & Pipelines
                                              1.2

    Offshore Drilling
                                              1.2

    Air Transportation
                                              1.6

    Health Care-Hospital Management
                                              2.3

    Financial Services
                                              2.5

    Electronic Instruments
                                              2.6

    Services
                                              2.7

    Computer Services
                                              2.8

    Telecommunications-Equipment
                                              2.9

    Telecommunications-Service
                                              4.0

    Miscellaneous High Tech
                                              4.3

    Electric Power
                                              4.4

    Retail-All Other
                                              4.9

    Apparel & Textiles
                                              5.7

    Electronic Components
                                              9.0

    Semiconductors
                                              12.4

    Oil Well Equipment & Services
                                              14.4

    Drugs & Medicine
                                              17.3


COMMON STOCKS--97.7%
                                                                 VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
 AIR FREIGHT--0.6%
   1,200     Expeditors Intern of Washington Inc.*............  $    60
                                                                -------
 AIR TRANSPORTATION--1.6%
   6,400     SkyWest Inc. ....................................      170
                                                                -------
APPAREL & TEXTILES--5.7%
   4,500     Jones Apparel Group Inc.*........................      179
   4,300     Polo Ralph Lauren Corp. Cl. A*...................      112

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
   2,500     Timberland Co. Cl. A*............................  $   123
  14,600     Venator Group Inc.*..............................      193
                                                                -------
                                                                    607
                                                                -------
COMPUTER SERVICES--2.8%
   4,700     Interwoven Inc.*.................................       69
   1,300     Micromuse Inc.*..................................       64
   1,500     Smartforce plc ADR(1)*...........................       54
   4,400     USA Networks Inc.*...............................      110
                                                                -------
                                                                    297
                                                                -------
DRUGS & MEDICINE--17.3%
   5,200     Abgenix Inc.*....................................      195
   2,800     AdvancePCS*......................................      161
   3,900     Celgene Corp.*...................................       69
   3,600     Cephalon Inc.*...................................      229
   7,600     Cytyc Corp.*.....................................      179
   4,200     Gilead Sciences Inc.*............................      206
   3,500     Invitrogen Corp.*................................      247
   7,700     Medarex Inc.*....................................      184
   4,000     Medimmune Inc.*..................................      157
   2,100     OSI Pharmaceuticals Inc.*........................      108
   2,000     Watson Pharmaceuticals Inc.*.....................      100
                                                                -------
                                                                  1,835
                                                                -------
ELECTRIC POWER--4.4%
   4,000     Calpine Corp.*...................................      228
   4,900     Constellation Energy Group Inc. .................      234
                                                                -------
                                                                    462
                                                                -------
ELECTRICAL EQUIPMENT--0.9%
   3,300     Capstone Turbine Corp.*..........................       97
                                                                -------
ELECTRONIC COMPONENTS--9.0%
   3,300     Brocade Communication Systems Inc.*..............      125
   1,200     Celestica Inc.*..................................       61
   2,500     Integrated Device Technology Inc.................       98
   2,500     Microchip Technology*............................       72
   2,300     QLogic Corp.*....................................       99
   6,100     Sanmina Corp.*...................................      178
   3,600     Sawtek Inc.*.....................................       89
   2,800     SCI Systems Inc.*................................       72
   6,300     Sonus Networks Inc.*.............................      160
                                                                -------
                                                                    954
                                                                -------
ELECTRONIC INSTRUMENTS--2.6%
   2,700     Advanced Micro Devices Inc.*.....................       84
   7,600     Finisar Corp.*...................................      114
   1,400     KLA-Tencor Corp.*................................       77
                                                                -------
                                                                    275
                                                                -------
FINANCIAL SERVICES--2.5%
   5,300     Fidelity National Financial Inc. ................      124
   6,900     First American Financial Corp. ..................      138
                                                                -------
                                                                    262
                                                                -------
HEALTH CARE-HOSPITAL MANAGEMENT--2.3%
  15,400     Caremark Rx Inc.*................................      244
                                                                -------
MISCELLANEOUS HIGH TECH--4.3%
   5,900     Atmel Corp.*.....................................       82
     800     Electronic Arts Inc.*............................       45
   6,400     Informatica Corp.*...............................      162
   6,300     Peregrine Systems Inc.*..........................      162
                                                                -------
                                                                    451
                                                                -------
NATURAL GAS & PIPELINES--1.2%
   8,000     Global Industries Ltd.*..........................      128
                                                                -------

HARBOR MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
 OFFSHORE DRILLING--1.2%
   4,200     Marine Drilling Cos. Inc.*.......................  $   126
                                                                -------
OIL WELL EQUIPMENT & SERVICES--14.4%
   1,700     BJ Services Co.*.................................      140
   1,900     Cooper Cameron Corp.*............................      120
   6,400     Grant Prideco Inc.*..............................      128
   3,500     Nabors Industries Inc.*..........................      209
   4,800     National-Oilwell Inc.*...........................      190
   4,300     Precision Drilling Corp.*........................      182
   4,250     Transocean Sedco Forex Inc.......................      231
   6,000     UTI Energy Corp.*................................      206
   2,000     Weatherford International Inc.*..................      116
                                                                -------
                                                                  1,522
                                                                -------
RETAIL-ALL OTHER--4.9%
   7,300     Abercrombie & Fitch Co. Cl. A*...................      243
   6,000     Bed Bath & Beyond Inc.*..........................      170
   3,300     Tiffany & Co. ...................................      107
                                                                -------
                                                                    520
                                                                -------
SEMICONDUCTORS--12.4%
   4,400     Applied Micro Circuits Corp.*....................      114
   1,800     Cree Inc.*.......................................       39
   6,800     Cypress Semiconductor Corp.*.....................      154
   3,700     Elantec Semiconductor Inc.*......................      123
   4,700     Intersil Holding Corp. Cl. A*....................      152
   4,600     Lattice Semiconductor Corp.*.....................      113
   7,300     LSI Logic Corp.*.................................      149
   3,400     Micrel Inc.*.....................................      115
   3,300     MIPS Technologies Inc. Cl. A*....................       64
   2,100     Novellus Systems Inc.*...........................      116
   5,000     Vitesse Semiconductor Corp.*.....................      169
                                                                -------
                                                                  1,308
                                                                -------
SERVICES--2.7%
   3,600     CheckFree Corp.*.................................      143
   7,200     Quintiles Transnational Corp.*...................      148
                                                                -------
                                                                    291
                                                                -------

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
TELECOMMUNICATIONS-EQUIPMENT--2.9%
  22,500     Metromedia Fiber Network Inc. Cl. A*.............  $   114
  10,400     Powerwave Technologies Inc.*.....................      189
                                                                -------
                                                                    303
                                                                -------
TELECOMMUNICATIONS-SERVICE--4.0%
   2,500     Allegiance Telecom Inc.*.........................       45
   1,900     Comverse Technology Inc.*........................      130
   5,100     Crown Castle International Corp.*................      125
  12,300     Spectrasite Holdings*............................      123
                                                                -------
                                                                    423
                                                                -------
TOTAL COMMON STOCKS
  (Cost $10,505)..............................................   10,335
                                                                -------

SHORT-TERM INVESTMENT--3.5%
(Cost $374)
PRINCIPAL
 AMOUNT
 (000S)
-----------------------------------------------------------------------
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
             Trust dated April 30, 2001 due May 1, 2001 at
             2.750% collateralized by a U.S. Treasury Bill
             6.875% August 15, 2025, par value of $340
             (repurchase proceeds of $385 when closed on May
 $   374     1, 2001).........................................      374
                                                                -------
TOTAL INVESTMENTS--101.2%
  (Cost $10,879)..............................................   10,709
CASH AND OTHER ASSETS, LESS LIABILITIES--(1.2%)...............    (125)
                                                                -------
TOTAL NET ASSETS--100.0%......................................  $10,584
                                                                =======

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2001 (UNAUDITED)

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash, convertible bond and short-term investments of 8.0%)



    Automobile Equipment
                                              0.4

    Leisure & Luxury
                                              0.9

    Manufacturing Diversified
                                              1.2

    Retail-All Other
                                              2.7

    Health Care-Hospital Management
                                              3.1

    Electric Power
                                              3.2

    Electronic Instruments
                                              5.8

    Telecommunications-Equipment
                                              6.0

    Semiconductors
                                              6.5

    Electronic Components
                                              7.4

    Drugs & Medicine
                                              7.7

    Computers & Business Equipment
                                              10.6

    Telecommunications-Service
                                              11.3

    Computer Services
                                              12.3

    Services
                                              12.9


COMMON STOCKS--92.0%
                                                                VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
AUTOMOBILE EQUIPMENT--0.4%
  70,000     Tower Automotive Inc.*..........................  $    742
                                                               --------
COMPUTER SERVICES--12.3%
 200,000     Accrue Software Inc.*...........................       110
 220,000     Documentum Inc.*................................     3,293
 700,000     FORTEL Inc.*....................................       140
 500,000     Legato Systems Inc.*............................     6,615
 270,000     MRO Software Inc.*..............................     4,093
 150,000     SERENA Software Inc.*...........................     2,889
  50,000     Symantec Corp.*.................................     3,241
                                                               --------
                                                                 20,381
                                                               --------
COMPUTERS & BUSINESS EQUIPMENT--10.6%
 200,000     EMC Corp.*......................................     7,920
   7,361     McDATA Corp. Cl. A*.............................       168
 300,000     Network Appliance Inc.*.........................     6,825
 190,000     Proxim Inc.*....................................     2,643
                                                               --------
                                                                 17,556
                                                               --------
DRUGS & MEDICINE--7.7%
  85,517     Elan Corp. plc ADR(1)*..........................     4,289
 250,000     Kensey Nash Corp.*..............................     3,182

COMMON STOCKS--CONTINUED
                                                                VALUE
 SHARES                                                         (000S)
-----------------------------------------------------------------------
 130,000     K-V Pharmaceutical Co. Cl. A*...................  $  2,826
 130,000     Molecular Devices Corp.*........................     2,502
                                                               --------
                                                                 12,799
                                                               --------
ELECTRIC POWER--3.2%
 110,800     AES Corp.*......................................     5,282
                                                               --------
ELECTRONIC COMPONENTS--7.4%
 150,000     JDS Uniphase Corp.*.............................     3,209
 230,000     Planar Systems Inc.*............................     5,373
 150,000     Sawtek Inc.*....................................     3,690
 110,000     The JPM Co.*....................................        49
                                                               --------
                                                                 12,321
                                                               --------
ELECTRONIC INSTRUMENTS--5.8%
 280,000     Checkpoint Systems Inc.*........................     2,618
 131,000     GenRad Inc.*....................................       950
 280,000     LoJack Corp.*...................................     1,596
 415,000     Pinnacle Systems Inc.*..........................     4,407
                                                               --------
                                                                  9,571
                                                               --------
HEALTH CARE-HOSPITAL MANAGEMENT--3.1%
 130,000     Health Management Associates Inc. Cl. A*........     2,330
 105,000     Orthodontic Centers of America Inc.*............     2,861
                                                               --------
                                                                  5,191
                                                               --------
LEISURE & LUXURY--0.9%
  60,000     Carnival Corp. .................................     1,590
                                                               --------
MANUFACTURING DIVERSIFIED--1.2%
 200,000     Flow International Corp.*.......................     1,956
                                                               --------
RETAIL-ALL OTHER--2.7%
  67,500     Dollar Tree Stores Inc.*........................     1,412
 100,000     The TJX Companies Inc. .........................     3,133
                                                               --------
                                                                  4,545
                                                               --------
SEMICONDUCTORS--6.5%
 200,000     ATMI Inc.*......................................     5,266
 150,000     Innoveda Inc.*..................................       512
  97,725     Maxim Integrated Products Inc.*.................     4,969
                                                               --------
                                                                 10,747
                                                               --------
SERVICES--12.9%
 140,000     DiamondCluster International Inc. Cl. A*........     2,597
 450,000     ProsoftTraining.com*............................     1,377
 200,000     QRS Corp.*......................................     1,770
 313,500     Renaissance Learning Inc.*......................    11,446
 150,000     Wind River Systems Inc.*........................     4,218
                                                               --------
                                                                 21,408
                                                               --------
TELECOMMUNICATIONS-EQUIPMENT--6.0%
 150,000     P-Com Inc.*.....................................       161
 600,000     Symmetricom Inc.*...............................     8,718
 350,000     Verilink Corp.*.................................     1,015
                                                               --------
                                                                  9,894
                                                               --------
TELECOMMUNICATIONS-SERVICE--11.3%
 290,000     Aspect Communications Corp.*....................     1,525
 210,000     Comverse Technology Inc.*.......................    14,385
 180,000     Nextel Communications Inc. Cl. A*...............     2,925
                                                               --------
                                                                 18,835
                                                               --------
TOTAL COMMON STOCKS
  (Cost $151,379)............................................   152,818
                                                               --------

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

CONVERTIBLE BOND--1.1%
(Cost $2,615)
PRINCIPAL
 AMOUNT                                                         VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
             SystemOne Technologies Inc.
$  2,606       8.250%--02/23/2003 PIK(2).....................  $  1,890
                                                               --------

SHORT-TERM INVESTMENTS--6.4%
COMMERCIAL PAPER
             American Express Credit Corp. Yrs 1&2
   2,130       4.470%--05/02/2001............................     2,130
             Exxon Project Investment Yrs 3&4
   3,435       4.510%--05/03/2001............................     3,435
             General Electric Capital Services Inc.
   1,299       4.420%--05/01/2001............................     1,299
             General Electric Financial Assurance Holdings
   3,689       4.550%--05/04/2001............................     3,689
                                                               --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $10,553).............................................    10,553
                                                               --------
TOTAL INVESTMENTS--99.5%
  (Cost $164,547)............................................   165,261
CASH AND OTHER ASSETS, LESS LIABILITIES--0.5%................       871
                                                               --------
TOTAL NET ASSETS--100.0%.....................................  $166,132
                                                               ========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2  PIK--Payment-in-kind security.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2001 (UNAUDITED)

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash and short-term investment of 8.0%)



    Machinery
                                              0.1

    Semiconductors
                                              1.0

    Coal & Uranium
                                              1.4

    Miscellaneous Transport
                                              1.5

    Financial Services
                                              1.7

    Hotel-Motel
                                              1.7

    Leisure & Luxury
                                              1.7

    Banks-Money Center
                                              1.9

    Publishing
                                              1.9

    Telecommunications-Equipment
                                              2.1

    Computers & Business Equipment
                                              2.2

    Restaurants
                                              2.5

    Miscellaneous High Tech
                                              3.2

    Computer Services
                                              3.6

    Retail-All Other
                                              5.5

    Banks-Regional
                                              8.0

    Media
                                              8.6

    Health Care-Hospital Management
                                              9.0

    Oil Well Equipment & Services
                                              9.3

    Drugs & Medicine
                                              11.4

    Services
                                              13.7


COMMON STOCKS--92.0%
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
 BANKS-MONEY CENTER--1.9%
   5,800     Heller Financial Inc. Cl. A.......................  $  185
                                                                 ------
 BANKS-REGIONAL--8.0%
   6,000     Cullen/Frost Bankers Inc. ........................     192
   7,400     Greater Bay Bancorp...............................     202
   5,500     Southwest Bancorporation of Texas Inc.*...........     184
   6,800     UCBH Holdings Inc. ...............................     188
                                                                 ------
                                                                    766
                                                                 ------

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
COAL & URANIUM--1.4%
   4,300     Arch Coal Inc. ...................................  $  133
                                                                 ------
COMPUTER SERVICES--3.6%
   4,500     Smartforce plc ADR(1)*............................     162
  17,300     StorageNetworks Inc.*.............................     179
                                                                 ------
                                                                    341
                                                                 ------
COMPUTERS & BUSINESS EQUIPMENT--2.2%
   9,000     Precise Software Solutions Ltd.*..................     212
                                                                 ------
DRUGS & MEDICINE--11.4%
   4,600     Albany Molecular Research Inc.*...................     145
   8,000     Celgene Corp.*....................................     141
   7,000     Charles River Laboratories International Inc.*....     174
   4,400     Ilex Oncology Inc.*...............................      81
   4,600     OSI Pharmaceuticals Inc.*.........................     236
   7,200     Titan Pharmaceuticals Inc.*.......................     254
  11,400     Variagenics Inc.*.................................      55
                                                                 ------
                                                                  1,086
                                                                 ------
FINANCIAL SERVICES--1.7%
   7,000     Indymac Bancorp Inc.*.............................     160
                                                                 ------
HEALTH CARE-HOSPITAL MANAGEMENT--9.0%
   9,700     Arthrocare Corp.*.................................     182
  10,100     Manor Care Inc. New*..............................     234
  15,600     Select Medical Corp.*.............................     207
  18,800     UroCor Inc.*......................................     237
                                                                 ------
                                                                    860
                                                                 ------
HOTEL-MOTEL--1.7%
  10,300     Extended Stay America Inc.*.......................     163
                                                                 ------
LEISURE & LUXURY--1.7%
   7,400     Six Flags Operations Inc.*........................     162
                                                                 ------
MACHINERY--0.1%
     500     Therma-Wave Inc.*.................................       9
                                                                 ------
MEDIA--8.6%
  17,400     Entravision Communications Corp.*.................     176
   8,700     Insight Communications Co. Inc. Cl. A*............     241
   8,300     Mediacom Communications Corp. Cl. A*..............     168
  28,000     Sinclair Broadcast Group Inc. Cl. A*..............     229
                                                                 ------
                                                                    814
                                                                 ------
MISCELLANEOUS HIGH TECH--3.2%
   8,100     Sequenom Inc.*....................................     105
   8,100     Wilson Greatbatch Technologies Inc.*..............     199
                                                                 ------
                                                                    304
                                                                 ------
MISCELLANEOUS TRANSPORT--1.5%
   3,100     SEACOR Smit Inc.*.................................     142
                                                                 ------
OIL WELL EQUIPMENT & SERVICES--9.3%
   3,900     Helmerich & Payne Inc. ...........................     200
  16,800     Superior Energy Services Inc.*....................     200
   7,900     Varco International Inc.*.........................     185
  10,300     W-H Energy Services Inc.*.........................     303
                                                                 ------
                                                                    888
                                                                 ------
PUBLISHING--1.9%
   8,200     Information Holdings Inc.*........................     177
                                                                 ------
 RESTAURANTS--2.5%
   4,600     CEC Entertainment Inc.*...........................     236
                                                                 ------

HARBOR SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
 RETAIL-ALL OTHER--5.5%
   7,500     99 Cents Only Stores*.............................  $  217
   7,000     Guitar Center Inc.*...............................     129
   6,700     Linens 'n Things Inc.*............................     181
                                                                 ------
                                                                    527
                                                                 ------
SEMICONDUCTORS--1.0%
   2,000     Varian Semiconductor Equipment Associates Inc.*...      91
                                                                 ------
SERVICES--13.7%
   3,600     Administaff Inc.*.................................      87
   4,400     Career Education Corp.*...........................     222
   4,400     DeVry Inc.*.......................................     139
   4,000     DIANON Systems Inc.*..............................     165
   6,800     Forrester Research Inc.*..........................     157
   6,400     National Data Corp. ..............................     183
   4,700     Stericycle Inc.*..................................     197
  18,000     WebMD Corp.*......................................     157
                                                                 ------
                                                                  1,307
                                                                 ------
TELECOMMUNICATIONS-EQUIPMENT--2.1%
   8,100     Advanced Fibre Communications Inc.*...............     127
   7,400     Avici Systems Inc.*...............................      75
                                                                 ------
                                                                    202
                                                                 ------
TOTAL COMMON STOCKS
  (Cost $8,260)................................................   8,765
                                                                 ------

SHORT-TERM INVESTMENT--5.9%
(Cost $564)
PRINCIPAL
 AMOUNT                                                          VALUE
 (000S)                                                          (000S)
-----------------------------------------------------------------------
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
             Trust dated April 30, 2001 due May 1, 2001 at
             2.750% collateralized by a U.S. Treasury Bill
             6.875% August 15, 2025, par value of $510
             (repurchase proceeds of $578 when closed on May 1,
 $   564     2001).............................................  $  564
                                                                 ------
TOTAL INVESTMENTS--97.9%
  (Cost $8,824)................................................   9,329
CASH AND OTHER ASSETS, LESS LIABILITIES--2.1%..................     201
                                                                 ------
TOTAL NET ASSETS--100.0%.......................................  $9,530
                                                                 ======

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2001 (UNAUDITED)

INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)
(Excludes net cash and short-term investment of 3.3%)



    Mexico (MEX)
                                              0.1

    Japan (JP)
                                              2.5

    Singapore (SGP)
                                              2.6

    Switzerland (SWS)
                                              2.6

    Australia (AUS)
                                              3.2

    Spain (SP)
                                              3.6

    Germany (GER)
                                              4.1

    Finland (FIN)
                                              4.9

    Hong Kong (HK)
                                              10.8

    Netherlands (NET)
                                              11.0

    France (FR)
                                              21.2

    United Kingdom (UK)
                                              30.1


COMMON STOCKS--96.7%
                                                               VALUE
  SHARES                                                       (000S)
----------------------------------------------------------------------
AUTOMOBILE EQUIPMENT--0.0%
              Valeo SA Warrants (FR)
    58,896      Expire 08/03/2001...........................  $      1
                                                              --------
BANKS--6.3%
 1,998,199    Banco Bilbao Vizcaya (SP).....................    28,402
 2,369,955    DBS Group Holdings Ltd. (SGP).................    20,693
                                                              --------
                                                                49,095
                                                              --------
COMPUTER SERVICES--13.2%
   160,264    Cap Gemini SA (FR)............................    23,163
 4,928,989    Dimension Data Holdings plc (UK)..............    23,409
 1,723,782    Logica plc (UK)...............................    24,387
   200,717    SAP AG (GER)..................................    31,895
                                                              --------
                                                               102,854
                                                              --------
CONSUMER GOODS--4.8%
19,910,200    Li & Fung Ltd. (HK)...........................    37,655
                                                              --------
DRUGS & MEDICINE--12.2%
   295,100    AstraZeneca plc (UK)..........................    13,736
   343,134    Aventis SA (FR)...............................    26,578
   586,041    Sanofi Synthelabo (FR)........................    35,150
    24,249    Serono SA (SWS)...............................    19,988
                                                              --------
                                                                95,452
                                                              --------
ELECTRIC POWER--0.4%
   755,100    International Power plc (UK)..................     3,249
                                                              --------

COMMON STOCKS--CONTINUED
                                                               VALUE
  SHARES                                                       (000S)
----------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.9%
16,360,200    Johnson Electric Holdings Ltd. (HK)...........  $ 30,732
                                                              --------
ELECTRONIC INSTRUMENTS--2.1%
   556,437    Koninklijke Philips Electronics (NET).........    16,346
                                                              --------
HOUSEHOLD PRODUCTS--0.1%
   327,693    Kimberly Clark De Mexico SA (MEX).............       876
                                                              --------
LIQUOR--2.3%
 1,703,800    Diageo plc (UK)...............................    17,914
                                                              --------
MEDIA--10.4%
 1,986,367    Pearson plc (UK)..............................    41,855
              Verenigde Nederlandse Uitgeversbedrijven NV
   948,013    (NET).........................................    39,407
                                                              --------
                                                                81,262
                                                              --------
MISCELLANEOUS TRANSPORT--3.2%
   974,012    Brambles Industries Ltd. (AUS)................    24,790
                                                              --------
PETROLEUM--3.5%
   184,543    Total Fina Elf SA (FR)........................    27,508
                                                              --------
PUBLISHING--3.2%
 2,551,300    Reed International plc (UK)...................    25,292
                                                              --------
SEMICONDUCTORS--7.8%
 1,149,010    ASM Lithography Holding NV (NET)..............    30,380
   765,394    Stmicroelectronics NV (FR)....................    30,865
                                                              --------
                                                                61,245
                                                              --------
TELECOMMUNICATIONS-EQUIPMENT--10.2%
   689,817    Alcatel Series A (FR).........................    22,462
 3,286,078    Marconi plc (UK)..............................    19,137
 1,159,590    Nokia Oyj Series A (FIN)......................    38,376
                                                              --------
                                                                79,975
                                                              --------
TELECOMMUNICATIONS-SERVICE--13.1%
 3,358,000    China Mobile (Hong Kong) Ltd. (HK)*...........    16,534
 1,963,304    Colt Telecom Group plc. (UK)..................    27,102
       942    NTT DoCoMo Inc. (JP)..........................    19,364
12,991,590    Vodafone Group plc (UK).......................    39,445
                                                              --------
                                                               102,445
                                                              --------
TOTAL COMMON STOCKS
  (Cost $826,913)...........................................   756,691
                                                              --------

SHORT-TERM INVESTMENT--2.7%
(Cost $21,318)

 PRINCIPAL
    AMOUNT
    (000S)
----------------------------------------------------------------------
COMMERCIAL PAPER
              American Express Credit Corp.
$   21,318      4.500%--05/01/2001..........................    21,318
                                                              --------
TOTAL INVESTMENTS--99.4%
  (Cost $848,231)...........................................   778,009
CASH AND OTHER ASSETS, LESS LIABILITIES--0.6%...............     4,705
                                                              --------
TOTAL NET ASSETS--100.0%....................................  $782,714
                                                              ========

------------

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2001 (UNAUDITED)

INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)
(Excludes net cash and short-term investment of 5.9%)



    South Korea (S. KOR)
                                              0.2

    Italy (IT)
                                              0.3

    Taiwan (TWN)
                                              0.3

    Australia (AUS)
                                              0.4

    Canada (CAN)
                                              0.4

    Hong Kong (HK)
                                              0.4

    Ireland (IE)
                                              0.5

    Mexico (MEX)
                                              0.5

    Singapore (SGP)
                                              0.7

    Spain (SP)
                                              0.8

    Israel (IL)
                                              0.9

    Finland (FIN)
                                              1.6

    Germany (GER)
                                              2.4

    Switzerland (SWS)
                                              2.4

    Netherlands (NET)
                                              2.7

    France (FR)
                                              4.5

    Japan (JP)
                                              7.4

    United Kingdom (UK)
                                              12.2

    United States (US)
                                              55.5


COMMON STOCKS--94.1%
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
 AEROSPACE/DEFENSE--1.9%
    800      General Dynamics Corp. (US).......................  $   62
    800      Lockheed Martin Corp. (US)........................      28
    600      Raytheon Co. Cl. B (US)...........................      18
                                                                 ------
                                                                    108
                                                                 ------
AIR FREIGHT--0.5%
    900      Forward Air Corp. (US)*...........................      31
                                                                 ------
ALUMINUM--1.7%
  2,100      Alcoa Inc. (US)...................................      87
    100      Pechiney SA ADR (FR)(1)...........................       3
    200      Pechiney SA (FR)..................................      10
                                                                 ------
                                                                    100
                                                                 ------

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
AUTOMOBILES--1.4%
  1,200      Bayerische Motoren Werke AG (GER).................  $   40
    300      General Motors Corp. (US).........................      16
  4,000      Nissan Motor Co. (JP).............................      27
                                                                 ------
                                                                     83
                                                                 ------
BANKS--5.6%
    300      Banco Santander Central Hispano SA ADR (SP)(1)....       3
             Banco Santander Central Hispano SA--Registered
  1,100      (SP)..............................................      11
  1,000      Bank of America Corp. (US)........................      56
    900      First Union Corp. (US)............................      27
  8,000      Grupo Financiero Banamex Accival SA (MEX).........      15
    100      HSBC Holdings plc ADR (UK)(1).....................       6
  3,300      HSBC Holdings plc (UK)............................      43
  4,300      IntesaBCI SpA (IT)................................      16
    100      National Australia Bank Ltd. ADR (AUS)(1).........       8
    900      National Australia Bank Ltd. (AUS)................      14
    200      Royal Bank of Canada ADR (CAN)....................       6
    700      Royal Bank of Canada (CAN)........................      20
  1,500      Royal Bank of Scotland Group plc (UK).............      35
    900      Standard Chartered plc (UK).......................      13
    100      UBS AG (SWS)......................................      15
    220      UBS AG--Registered (SWS)..........................      33
                                                                 ------
                                                                    321
                                                                 ------
BUILDING MATERIALS-CONSTRUCTION--0.6%
     20      Holderbank Financiere Glarus AG--Bearer (SWS).....      23
    150      Lafarge SA--Bearer (FR)...........................      14
                                                                 ------
                                                                     37
                                                                 ------
CHEMICALS-FERTILIZERS--1.3%
    100      Akzo Nobel NV ADR (NET)(1)........................       4
    200      Akzo Nobel NV (NET)...............................       8
    600      Dow Chemical Inc. (US)............................      20
    300      Eastman Chemical Co. (US).........................      16
    500      Praxair Inc. (US).................................      24
                                                                 ------
                                                                     72
                                                                 ------
COMPUTER SERVICES--4.3%
    500      Check Point Software Technologies Ltd. (IL)*......      31
  1,300      Electronic Data System Corp. (US).................      84
  1,600      Microsoft Corp. (US)*.............................     108
    100      SAP AG Pfd. (GER).................................      16
    200      Veritas Software Corp. (US).......................      12
                                                                 ------
                                                                    251
                                                                 ------
COMPUTERS & BUSINESS EQUIPMENT--1.9%
  1,300      Apple Computer Inc. (US)..........................      33
    700      EMC Corp. (US)*...................................      29
    400      International Business Machines Corp. (US)........      47
                                                                 ------
                                                                    109
                                                                 ------
CONGLOMERATES--0.5%
    400      First Data Corp. (US).............................      27
                                                                 ------
CONTAINERS--0.8%
    300      Cie De St Gobain (FR).............................      45
                                                                 ------
COSMETICS--0.4%
  1,000      Kao Corp. (JP)....................................      25
                                                                 ------
CREDIT & MISCELLANEOUS FINANCIAL--0.2%
    200      Morgan Stanley, Dean Witter & Co. (US)............      13
                                                                 ------
DRUGS & MEDICINE--6.3%
    500      American Home Products Corp. (US).................      29
  1,800      Amgen Inc. (US)*..................................     110
  2,000      Chugai Pharmaceutical Co. Ltd. (JP)...............      30
    600      Elan Corp. plc ADR (IE)(1)*.......................      30

HARBOR GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
    200      GlaxoSmithKline plc ADR (UK)(1)...................  $   11
    800      Merck & Co. Inc. (US).............................      61
    200      Novartis AG ADR (SWS)(1)..........................       8
  1,400      Pfizer Inc. (US)..................................      60
    400      Teva Pharmaceutical Industries Ltd. ADR (IL)(1)...      22
                                                                 ------
                                                                    361
                                                                 ------
ELECTRIC POWER--3.3%
    600      AES Corp. (US)*...................................      29
  1,400      Calpine Corp. (US)................................      80
    600      Duke Energy Corp. (US)............................      28
    200      International Power plc ADR (UK)(1)...............       9
  8,300      International Power plc (UK)......................      36
    300      Nisource Inc. (US)................................       9
                                                                 ------
                                                                    191
                                                                 ------
ELECTRICAL EQUIPMENT--2.4%
  2,300      General Electric Co. (US).........................     112
    400      Schneider Electric SA (FR)........................      27
                                                                 ------
                                                                    139
                                                                 ------
ELECTRONIC COMPONENTS--0.3%
    600      JDS Uniphase Corp. (US)*..........................      13
    100      Linear Technology Corp. (US)......................       5
                                                                 ------
                                                                     18
                                                                 ------
ELECTRONIC INSTRUMENTS--1.6%
    100      Koninklijke Philips Electronics NV ADR (NET)(1)...       3
    800      Koninklijke Philips Electronics NV (NET)..........      24
    700      Micron Technology Inc. (US)*......................      32
    400      United Technologies Corp. (US)....................      31
                                                                 ------
                                                                     90
                                                                 ------
FINANCIAL SERVICES--8.6%
    400      AMVESCAP plc ADR (UK)(1)..........................      15
  2,400      AMVESCAP plc (UK).................................      45
  2,300      Citigroup Inc. (US)...............................     113
    300      Goldman Sachs Group Inc. (US).....................      28
    300      H & R Block Inc. (US).............................      16
    500      Household International Inc. (US).................      32
    300      ING Groep NV ADR (NET)(1).........................      21
  1,000      ING Groep NV (NET)................................      68
    400      J.P. Morgan Chase & Co. (US)......................      19
      4      Julius Baer Holding Ltd.--Bearer (SWS)............      17
    300      Merrill Lynch & Co. Inc. (US).....................      19
  3,000      Nomura Securities Co. Ltd. (JP)...................      63
    110      Shohkoh Fund & Co. Ltd. (JP)......................      16
    500      Washington Mutual Inc. (US).......................      25
                                                                 ------
                                                                    497
                                                                 ------
FOREST PRODUCTS--0.3%
    500      UPM-Kymmene Oyj ADR (FIN)(1)......................      16
                                                                 ------
GROCERY PRODUCTS--1.0%
    100      Groupe Danone SA ADR (FR)(1)......................       3
    100      Groupe Danone SA (FR).............................      13
    100      Nestle SA ADR (SWS)(1)............................      10
     16      Nestle SA--Registered (SWS).......................      33
                                                                 ------
                                                                     59
                                                                 ------
HOTEL-MOTEL--1.3%
    200      Accor SA ADR (FR)(1)..............................       4
    300      Accor SA (FR).....................................      13
    600      Bass plc ADR (UK)(1)..............................       7
  2,100      Bass plc (UK).....................................      23
  9,000      Hilton Group plc (UK).............................      29
                                                                 ------
                                                                     76
                                                                 ------

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
  1,500      Reckitt Benckiser plc (UK)........................  $   20
                                                                 ------
INSURANCE--1.9%
    600      Allstate Corp. (US)...............................      25
    200      American International Group Inc. (US)............      16
    300      Lincoln National Corp. (US).......................      14
             Muenchener Rueckversicherungs-Ges--Registered
    150      (GER).............................................      43
    100      Progressive Corp. (US)............................      12
                                                                 ------
                                                                    110
                                                                 ------
LEISURE & LUXURY--1.7%
  2,000      Carnival Corp. (US)...............................      53
    500      P&O Princess Cruises plc ADR (UK)(1)..............      10
  7,600      P&O Princess Cruises plc (UK).....................      36
                                                                 ------
                                                                     99
                                                                 ------
LIQUOR--0.8%
    200      Diageo plc ADR (UK)(1)............................       8
  3,400      Diageo plc (UK)...................................      36
                                                                 ------
                                                                     44
                                                                 ------
MACHINERY--0.3%
    400      Caterpillar Inc. (US).............................      20
                                                                 ------
MANUFACTURING DIVERSIFIED--3.2%
    900      American Standard Cos. Inc. (US)*.................      54
    900      Johnson Matthey Public Ltd. Co. (UK)..............      12
    600      Kyocera Corp. (JP)................................      57
    400      Preussag AG (GER).................................      13
    500      Tyco International Ltd. (US)......................      27
    100      Vivendi Universal SA ADR (FR)(1)..................       7
    200      Vivendi Universal SA (FR).........................      14
                                                                 ------
                                                                    184
                                                                 ------
MEDIA--0.8%
    300      AOL Time Warner Inc. (US)*........................      15
    300      Clear Channel Communications Inc. (US)*...........      17
    400      Grupo Televisa SA ADR (MEX)(1)....................      15
                                                                 ------
                                                                     47
                                                                 ------
MISCELLANEOUS HIGH TECH--3.8%
  1,400      Flextronics International Ltd. (SGP)*.............      38
  5,000      NEC Corp. (JP)....................................      91
    700      Sony Corp. (JP)...................................      54
    300      Thomson Multimedia (FR)...........................      13
    300      Varian Medical Systems Inc. (US)*.................      21
                                                                 ------
                                                                    217
                                                                 ------
NATURAL GAS & PIPELINES--1.7%
  1,500      Kinder Morgan Inc. New (US).......................      88
    400      Sempra Energy (US)................................      11
                                                                 ------
                                                                     99
                                                                 ------
NON-FERROUS METALS--0.8%
    300      Rio Tinto plc ADR (UK)(1).........................      24
  1,200      Rio Tinto plc (UK)................................      24
                                                                 ------
                                                                     48
                                                                 ------
OIL WELL EQUIPMENT & SERVICES--1.3%
    800      Baker Hughes Inc. (US)............................      31
    400      Schlumberger Ltd. (US)............................      27
    400      Unocal Corp. (US).................................      15
                                                                 ------
                                                                     73
                                                                 ------
PETROLEUM--4.3%
    200      BP Amoco plc ADR (UK)(1)..........................      11
  4,000      BP Amoco plc (UK).................................      36

HARBOR GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
  1,400      Exxon Mobil Corp. (US)............................  $  124
    200      Total Fina Elf SA ADR (FR)(1).....................      15
    400      Total Fina Elf SA (FR)............................      60
                                                                 ------
                                                                    246
                                                                 ------
PUBLISHING--0.3%
    100      Reed International plc ADR (UK)(1)................       4
  1,200      Reed International plc (UK).......................      12
                                                                 ------
                                                                     16
                                                                 ------
RAILROADS--1.2%
  1,200      CSX Inc. (US).....................................      42
    500      Union Pacific Corp. (US)..........................      28
                                                                 ------
                                                                     70
                                                                 ------
RETAIL--6.2%
    300      Best Buy Co Inc. (US)*............................      17
  2,700      Gap Inc. (US).....................................      75
  1,300      Home Depot Inc. (US)..............................      61
    500      Kohls Corp. (US)*.................................      30
    200      Koninklijke Ahold NV ADR (NET)....................       6
    700      Koninklijke Ahold NV (NET)........................      22
  1,000      Krispy Kreme Doughnuts Corp. (US)*................      41
  1,300      Next plc (UK).....................................      17
    500      Target Corp. (US).................................      19
  1,300      Wal-Mart Stores Inc. (US).........................      69
                                                                 ------
                                                                    357
                                                                 ------
SEMICONDUCTORS--1.6%
    200      Applied Materials Inc. (US)*......................      11
    200      Maxim Integrated Products Inc. (US)*..............      10
    400      Stmicroelectronics NV--Registered (FR)............      16
             Taiwan Semiconductor Manufacturing Co. Ltd. ADR
    700      (TWN)(1)*.........................................      17
  1,000      Texas Instruments Inc. (US).......................      39
                                                                 ------
                                                                     93
                                                                 ------
SERVICES--1.8%
    500      BAA plc ADR (UK)(1)...............................       4
  1,800      BAA plc (UK)......................................      16
  3,700      Compass Group plc (UK)............................      28
  1,000      Fluor Corp. (US)..................................      53
                                                                 ------
                                                                    101
                                                                 ------
SOFT DRINKS--0.5%
    600      Pepsico Inc. (US).................................      26
                                                                 ------
STEEL--0.6%
    400      Nucor Corp. (US)..................................      20
    700      Pohang Iron & Steel Co. Ltd. ADR (S. KOR)(1)*.....      14
                                                                 ------
                                                                     34
                                                                 ------

COMMON STOCKS--CONTINUED
                                                                 VALUE
 SHARES                                                          (000S)
-----------------------------------------------------------------------
TELECOMMUNICATIONS-EQUIPMENT--1.3%
  2,200      Nokia Oyj ADR (FIN)(1)............................  $   75
                                                                 ------
TELECOMMUNICATIONS-SERVICE--5.9%
    200      China Mobile (Hong Kong) Ltd. ADR (HK)(1)*........       5
  4,000      China Mobile (Hong Kong) Ltd. (HK)*...............      20
    600      Comcast Corp. Cl. A (US)..........................      26
  1,000      Deutsche Telekom AG--Registered (GER).............      26
      3      NTT DoCoMo Inc. (JP)..............................      62
    600      Telefonica SA ADR (SP)(1)*........................      30
    200      Vodafone Group plc ADR (UK)(1)....................       6
 27,000      Vodafone Group plc (UK)...........................      82
  4,600      WorldCom Inc. New (US)............................      84
                                                                 ------
                                                                    341
                                                                 ------
TELEPHONES--1.4%
  2,200      AT&T Corp. (US)...................................      49
  1,300      Sprint Corp. (US).................................      33
                                                                 ------
                                                                     82
                                                                 ------
TOBACCO--6.2%
    600      British American Tobacco plc ADR (UK)(1)..........      10
  4,200      British American Tobacco plc (UK).................      34
  4,800      Philip Morris Cos. Inc. (US)......................     241
  2,400      UST Inc. (US).....................................      72
                                                                 ------
                                                                    357
                                                                 ------
TOTAL COMMON STOCKS
  (Cost $5,305)................................................   5,428
                                                                 ------

SHORT-TERM INVESTMENT--9.7%
(Cost $562)
PRINCIPAL
AMOUNT
(000S)
-----------------------------------------------------------------------
 REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
             Trust dated April 30, 2001 due May 1, 2001 at
             2.750% collateralized by a U.S. Treasury Bill,
             6.875% August 15, 2025, par value of $510
             (repurchase proceeds of $578 when closed on May 1,
$   562      2001).............................................     562
                                                                 ------
TOTAL INVESTMENTS--103.8%
  (Cost $5,867)................................................   5,990
CASH AND OTHER ASSETS, LESS LIABILITIES--(3.8%)................    (219)
                                                                 ------
TOTAL NET ASSETS--100.0%.......................................  $5,771
                                                                 ======

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2001 (UNAUDITED)

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes net cash and short-term investments of 3.1%)



    Electronic Instruments
                                              0.1

    Hotel-Motel
                                              0.6

    Publishing
                                              0.7

    Health Care-Hospital Management
                                              0.8

    Electronic Components
                                              0.9

    Banks-Regional
                                              1.0

    Manufacturing Diversified
                                              1.3

    Telephones
                                              2.2

    Soft Drinks
                                              2.4

    Electrical Equipment
                                              3.0

    Telecommunications-Equipment
                                              3.2

    Telecommunications-Service
                                              3.8

    Insurance-Other
                                              4.0

    Credit & Miscellaneous Financial
                                              4.5

    Oil Well Equipment & Services
                                              5.1

    Semiconductors
                                              5.6

    Computer Services
                                              6.0

    Computers & Business Equipment
                                              7.1

    Media
                                              9.4

    Financial Services
                                              9.5

    Retail-All Other
                                              11.3

    Drugs & Medicine
                                              14.4


COMMON STOCKS--96.9%
                                                              VALUE
  SHARES                                                      (000S)
----------------------------------------------------------------------
BANKS-REGIONAL--1.0%
 1,915,000   Bank One Corp. ..............................  $   72,330
                                                            ----------
COMPUTER SERVICES--6.0%
 4,068,500   Microsoft Corp.*.............................     275,641
 2,115,000   Oracle Corp. ................................      34,178

COMMON STOCKS--CONTINUED
                                                              VALUE
  SHARES                                                      (000S)
----------------------------------------------------------------------
 2,454,700   Qwest Communications International Inc.*.....  $  100,397
   482,900   Veritas Software Corp. ......................      28,786
                                                            ----------
                                                               439,002
                                                            ----------
COMPUTERS & BUSINESS EQUIPMENT--7.1%
 4,801,300   Cisco Systems Inc.*..........................      81,526
 3,920,100   Dell Computer Corp.*.........................     102,863
 1,453,000   EMC Corp.*...................................      57,539
 1,553,000   International Business Machines Corp. .......     178,812
 5,786,900   Sun Microsystems Inc.*.......................      99,072
                                                            ----------
                                                               519,812
                                                            ----------
CREDIT & MISCELLANEOUS FINANCIAL--4.5%
 4,737,800   American Express Co. ........................     201,072
   824,400   MBNA Corp. ..................................      29,390
 1,566,840   Morgan Stanley, Dean Witter & Co. ...........      98,382
                                                            ----------
                                                               328,844
                                                            ----------
DRUGS & MEDICINE--14.4%
 1,978,600   Abbott Laboratories..........................      91,767
 3,783,600   American Home Products Corp. ................     218,503
 3,202,400   Amgen Inc.*..................................     195,795
 1,875,100   Genentech Inc.*..............................      98,443
 4,334,850   Pfizer Inc. .................................     187,699
 2,974,478   Pharmacia Corp. .............................     155,446
 1,737,000   Schering-Plough Corp. .......................      66,944
 1,268,100   Sepracor Inc. ...............................      33,427
                                                            ----------
                                                             1,048,024
                                                            ----------
ELECTRICAL EQUIPMENT--3.0%
 4,499,600   General Electric Co. ........................     218,366
                                                            ----------
ELECTRONIC COMPONENTS--0.9%
 3,013,300   JDS Uniphase Corp.*..........................      64,454
                                                            ----------
ELECTRONIC INSTRUMENTS--0.1%
   160,400   Hewlett-Packard Co. .........................       4,560
                                                            ----------
FINANCIAL SERVICES--9.5%
 6,001,266   Citigroup Inc. ..............................     294,962
   940,200   Goldman Sachs Group Inc. ....................      85,652
 1,084,600   Household International Inc. ................      69,436
 2,313,300   Merrill Lynch & Co. Inc. ....................     142,731
 2,242,500   NASDAQ-100 Trust.............................     103,491
                                                            ----------
                                                               696,272
                                                            ----------
HEALTH CARE-HOSPITAL MANAGEMENT--0.8%
   631,700   Johnson & Johnson............................      60,946
                                                            ----------
HOTEL-MOTEL--0.6%
   928,700   Marriott International Inc. Cl. A............      42,609
                                                            ----------
INSURANCE-OTHER--4.0%
 2,247,325   American International Group Inc. ...........     183,831
 1,136,900   Hartford Financial Services Group Inc. ......      70,602
   572,900   XL Capital Ltd. .............................      40,561
                                                            ----------
                                                               294,994
                                                            ----------
MANUFACTURING DIVERSIFIED--1.3%
   766,800   Minnesota Mining & Manufacturing Co. ........      91,257
                                                            ----------
MEDIA--9.4%
 2,978,050   AOL Time Warner Inc. ........................     150,392
   613,000   Juniper Networks Inc.*.......................      36,185
   619,100   New York Times Co. Cl. A.....................      25,402
 1,296,700   Omnicom Group................................     113,915
 1,434,700   Pearson plc ADR(1)...........................      30,487

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                              VALUE
  SHARES                                                      (000S)
----------------------------------------------------------------------
 2,320,400   Univision Communications Inc. CI. A..........  $  101,425
 4,462,640   Viacom Inc. CI. B............................     232,325
                                                            ----------
                                                               690,131
                                                            ----------
OIL WELL EQUIPMENT & SERVICES--5.1%
 4,165,100   Halliburton Co. .............................     179,974
 2,860,000   Schlumberger Ltd. ...........................     189,618
                                                            ----------
                                                               369,592
                                                            ----------
PUBLISHING--0.7%
   388,600   Knight-Ridder Inc. ..........................      21,043
   738,700   Tribune Co. New..............................      31,129
                                                            ----------
                                                                52,172
                                                            ----------
RETAIL-ALL OTHER--11.3%
 2,510,800   Costco Wholesale Corp. ......................      87,702
 4,529,050   Home Depot Inc. .............................     213,318
 3,390,600   Kohls Corp.*.................................     207,030
 2,784,500   Target Corp. ................................     107,064
 3,217,900   Tiffany & Co. ...............................     104,324
 2,036,400   Wal-Mart Stores Inc. ........................     105,363
                                                            ----------
                                                               824,801
                                                            ----------
SEMICONDUCTORS--5.6%
   336,300   Applied Materials Inc.*......................      18,362
 2,481,400   ASM Lithography Holding NV ADR(1)............      67,172
 3,444,500   Intel Corp. .................................     106,470
   901,600   Stmicroelectronics NV ADR(1).................      36,470
 4,725,700   Texas Instruments Inc. ......................     182,885
                                                            ----------
                                                               411,359
                                                            ----------
SOFT DRINKS--2.4%
 3,969,100   Pepsico Inc. ................................     173,886
                                                            ----------
TELECOMMUNICATIONS-EQUIPMENT--3.2%
   618,600   CIENA Corp. .................................      34,060
 5,894,200   Nokia Oyj ADR(1).............................     201,523
                                                            ----------
                                                               235,583
                                                            ----------

COMMON STOCKS--CONTINUED
                                                              VALUE
  SHARES                                                      (000S)
----------------------------------------------------------------------
TELECOMMUNICATIONS-SERVICE--3.8%
 3,396,500   Global Crossing Ltd. ........................  $   42,558
 2,114,843   NTL Inc.*....................................      61,521
 5,797,872   Vodafone Group plc ADR(1)....................     175,560
                                                            ----------
                                                               279,639
                                                            ----------
TELEPHONES--2.2%
 9,952,400   AT&T Corp.--Liberty Media Cl. A*.............     159,238
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $6,788,562).......................................   7,077,871
                                                            ----------

SHORT-TERM INVESTMENTS--2.9%
PRINCIPAL
  AMOUNT
  (000S)
----------------------------------------------------------------------
COMMERCIAL PAPER
             American Express Credit Corp.
$  150,000   4.500%--05/01/2001...........................     150,000
             General Electric Capital Corp.
    59,801   4.600%--05/01/2001...........................      59,801
                                                            ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $209,801).........................................     209,801
                                                            ----------
TOTAL INVESTMENTS--99.8%
  (Cost $6,998,363).......................................   7,287,672
CASH AND OTHER ASSETS, LESS LIABILITIES--0.2%.............      12,271
                                                            ----------
TOTAL NET ASSETS--100.0%..................................  $7,299,943
                                                            ==========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--APRIL 30, 2001 (UNAUDITED)

INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)
(Excludes net cash and short-term investment of 6.0%)



    Israel (IL)
                                              0.5

    Spain (SP)
                                              1.1

    Singapore (SGP)
                                              1.5

    Australia (AUS)
                                              1.6

    Portugal (PORT)
                                              1.7

    Brazil (BR)
                                              3.7

    Netherlands (NET)
                                              4.4

    Italy (IT)
                                              5.0

    Germany (GER)
                                              5.4

    Japan (JP)
                                              5.7

    Finland (FIN)
                                              6.4

    Sweden (SW)
                                              6.6

    Hong Kong (HK)
                                              7.8

    Switzerland (SWS)
                                              9.7

    United Kingdom (UK)
                                              11.3

    France (FR)
                                              21.6


COMMON STOCKS--92.5%
                                                               VALUE
  SHARES                                                       (000S)
----------------------------------------------------------------------
ALUMINUM--2.1%
    42,637    Pechiney SA (FR)..............................  $  2,243
                                                              --------
AUTOMOBILES--2.1%
     8,079    PSA Peugeot Citroen (FR)......................     2,307
                                                              --------
BANKS--16.6%
    98,738    ABN AMRO Holdings NV (NET)....................     1,989
    55,090    BNP Paribas (FR)..............................     4,898
    27,826    Deutsche Bank AG--Registered (GER)............     2,271
   403,930    IntesaBCI SpA (IT)............................     1,516
   125,667    San Paolo-IMI SpA (IT)........................     1,756
   130,155    Standard Chartered plc (UK)...................     1,843
    13,464    UBS AG--Registered (SWS)......................     2,049
              United Overseas Bank Ltd. (Alien Market)
   238,000    (SGP).........................................     1,581
                                                              --------
                                                                17,903
                                                              --------
CHEMICALS-FERTILIZERS--1.7%
    44,881    Bayer AG (GER)................................     1,892
                                                              --------

COMMON STOCKS--CONTINUED
                                                               VALUE
  SHARES                                                       (000S)
----------------------------------------------------------------------
COMPUTER SERVICES--1.6%
     6,750    Cap Gemini SA (FR)............................  $    976
    23,338    Tietoenator Oyj (FIN).........................       719
                                                              --------
                                                                 1,695
                                                              --------
CONGLOMERATES--2.0%
   386,000    Swire Pacific Ltd. Cl. A (HK).................     2,128
                                                              --------
CONTAINERS--1.0%
     7,181    Cie De St Gobain (FR).........................     1,083
                                                              --------
COSMETICS--0.0%
         5    Givaudan SA (SWS).............................         1
                                                              --------
DRUGS & MEDICINE--6.1%
    17,098    Aventis SA (FR)...............................     1,324
    77,129    GlaxoSmithKline plc (UK)*.....................     2,038
     1,167    Novartis AG--Registered (SWS).................     1,814
       195    Roche Holdings AG (SWS).......................     1,401
                                                              --------
                                                                 6,577
                                                              --------
FINANCIAL SERVICES--2.6%
    41,322    ING Groep NV (NET)............................     2,822
                                                              --------
FOREST PRODUCTS--2.3%
    78,991    UPM-Kymmene Oyj (FIN).........................     2,478
                                                              --------
HOTEL-MOTEL--1.7%
    43,535    Accor SA (FR).................................     1,850
                                                              --------
INSURANCE--5.8%
    67,322    Assicurazioni Generali SpA (IT)...............     2,174
    18,157    AXA UAP (FR)..................................     2,143
     5,459    Zurich Financial Services Group (SWS).........     1,942
                                                              --------
                                                                 6,259
                                                              --------
MACHINERY--4.2%
    29,930    Heidelberger Druckmaschinen AG (GER)..........     1,625
    23,338    Kone Oyj Series B (FIN).......................     1,563
     3,187    Saurer AG--Registered (SWS)...................     1,341
                                                              --------
                                                                 4,529
                                                              --------
MEDIA--1.6%
    44,881    News Corp. Ltd. ADR (AUS)(1)..................     1,723
                                                              --------
MISCELLANEOUS HIGH TECH--3.9%
    56,300    Sony Corp. (JP)...............................     4,210
                                                              --------
NON-FERROUS METALS--2.9%
   628,335    Billiton plc (UK).............................     3,092
                                                              --------
PAPER--2.3%
   114,896    Svenska Cellulosa Ab Series B (SW)............     2,476
                                                              --------
PETROLEUM--5.7%
   232,236    BP Amoco plc. (UK)............................     2,083
    91,557    Petrol Brasileiro SA Pfd. (BR)................     2,234
    12,567    Total Fina Elf SA (FR)........................     1,873
                                                              --------
                                                                 6,190
                                                              --------
REAL ESTATE--3.8%
   202,000    Cheung Kong Holdings Ltd. (HK)................     2,247
   409,000    Henderson Land Development Co. Ltd. (HK)......     1,878
                                                              --------
                                                                 4,125
                                                              --------
STEEL--0.8%
   897,622    Corus Group plc (UK)..........................       918
                                                              --------
TELECOMMUNICATIONS-EQUIPMENT--8.2%
    42,700    Alcatel Series A (FR).........................     1,390
   725,657    Ericsson (LM) Tel Ab Series B (SW)............     4,670

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                               VALUE
  SHARES                                                       (000S)
----------------------------------------------------------------------
    47,574    NICE Systems Ltd. ADR (IL)(1)*................  $    550
    64,881    Nokia Oyj ADR (FIN)(1)........................     2,218
                                                              --------
                                                                 8,828
                                                              --------
TELECOMMUNICATIONS-SERVICE--10.3%
    87,069    China Mobile (Hong Kong) Ltd. ADR (HK)(1)*....     2,205
        94    NTT DoCoMo Inc. (JP)..........................     1,932
   161,572    Telecel-Comunicacoes Pessoais SA (PORT).......     1,795
              Telesp Celular Participacoes Pfd. ADR
   104,124    (BR)(1).......................................     1,749
    70,000    Telefonica SA (SP)*...........................     1,185
    76,298    Vodafone Group plc ADR (UK)(1)................     2,310
                                                              --------
                                                                11,176
                                                              --------
TIRES & RUBBER--1.5%
    50,267    Michelin--Registered (FR).....................     1,668
                                                              --------
TOBACCO--1.7%
       763    Cie Financiere Richemont AG--Bearer (SWS).....     1,891
                                                              --------
TOTAL COMMON STOCKS
  (Cost $99,326)............................................   100,064
                                                              --------

UNITS--1.5%
(Cost $1,061)
                                                               VALUE
  UNITS                                                        (000S)
----------------------------------------------------------------------
 1,471,679    Eurotunnel (FR)*..............................  $  1,632
                                                              --------

SHORT-TERM INVESTMENT--5.7%
(Cost $6,116)
PRINCIPAL
  AMOUNT
  (000S)
----------------------------------------------------------------------
COMMERCIAL PAPER
              Exxon Project Investment Yrs 3&4
$    6,116      4.650%--05/01/2001..........................     6,116
                                                              --------
TOTAL INVESTMENTS--99.7%
  (Cost $106,503)...........................................   107,812
CASH AND OTHER ASSETS, LESS LIABILITIES--0.3%...............       332
                                                              --------
TOTAL NET ASSETS--100.0%....................................  $108,144
                                                              ========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2001 (UNAUDITED)

INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)
(Excludes net cash, convertible bond and short-term investments of 5.8%)



    Hong Kong (HK)
                                              1.3

    Finland (FIN)
                                              1.7

    Portugal (PORT)
                                              1.9

    Denmark (DEN)
                                              2.0

    Malaysia (MAL)
                                              2.0

    Australia (AUS)
                                              2.1

    Singapore (SGP)
                                              2.4

    Germany (GER)
                                              2.5

    Spain (SP)
                                              3.1

    Brazil (BR)
                                              3.5

    Italy (IT)
                                              5.3

    Japan (JP)
                                              6.9

    Netherlands (NET)
                                              7.2

    Sweden (SW)
                                              7.2

    Switzerland (SWS)
                                              12.6

    France (FR)
                                              14.2

    United Kingdom (UK)
                                              18.3


COMMON STOCKS--93.3%
                                                               VALUE
  SHARES                                                       (000S)
-----------------------------------------------------------------------
ALUMINUM--1.7%
  1,492,863    Pechiney SA Series A (FR)...................  $   78,545
                                                             ----------
AUTOMOBILES--2.0%
    316,921    PSA Peugeot Citroen (FR)....................      90,514
                                                             ----------
BANKS--18.5%
  4,603,692    ABN Amro Holdings NV (NET)..................      92,721
    617,021    Banco Commercial Portugues ADR (PORT)(1)....      13,173
               Banco Commercial Portugues--Registered
 16,991,116    (PORT)......................................      72,965
    730,000    Bankinter SA--Registered (SP)...............      27,009
    676,283    BNP Paribas (FR)............................      60,123
    176,600    Credit Suisse Group--Registered (SWS).......      32,931
    803,174    Deutsche Bank AG--Registered (GER)..........      65,561
 21,224,526    IntesaBCI SpA (IT)..........................      79,657
 18,228,800    Malayan Banking Berhad (MAL)................      47,011
  8,925,000    Overseas Chinese Banking Corp. (SGP)........      53,913
  5,320,733    San Paolo-IMI SpA (IT)......................      74,353
  5,910,900    Standard Chartered plc (UK).................      83,710

COMMON STOCKS--CONTINUED
                                                               VALUE
  SHARES                                                       (000S)
-----------------------------------------------------------------------
    498,612    UBS AG--Registered (SWS)....................  $   75,876
               United Overseas Bank Ltd. (Alien Market)
  7,989,842    (SGP).......................................      53,090
                                                             ----------
                                                                832,093
                                                             ----------
BUILDING MATERIALS-CONSTRUCTION--0.8%
    905,000    Skanska Ab Series B (SW)....................      35,296
                                                             ----------
CHEMICALS-FERTILIZERS--1.1%
  1,140,119    Bayer AG (GER)..............................      48,050
                                                             ----------
COMPUTER SERVICES--0.0%
      2,662    Tietoenator Oyj (FIN).......................          82
                                                             ----------
CONGLOMERATES--1.5%
 37,727,000    Sime Darby Berhad (MAL).....................      37,926
  5,294,000    Swire Pacific Ltd. Cl. A (HK)...............      29,189
                                                             ----------
                                                                 67,115
                                                             ----------
CONSUMER GOODS--0.5%
    935,638    Hunter Douglas NV (NET).....................      24,821
                                                             ----------
CONTAINERS--0.9%
    264,819    Cie De St Gobain (FR).......................      39,943
                                                             ----------
DRUGS & MEDICINE--6.0%
    934,083    Aventis SA (FR).............................      72,351
      8,797    GlaxoSmithKline plc (UK)....................         232
     69,694    Novartis AG--Registered (SWS)...............     108,306
  2,375,000    Novo Nordisk A/S Series B (DEN).............      90,330
                                                             ----------
                                                                271,219
                                                             ----------
FINANCIAL SERVICES--2.6%
  1,706,069    ING Groep NV (NET)..........................     116,510
                                                             ----------
FOREST PRODUCTS--1.7%
  2,409,009    UPM-Kymmene Oyj (FIN).......................      75,557
                                                             ----------
GROCERY PRODUCTS--2.2%
     47,800    Nestle SA--Registered (SWS).................      98,970
                                                             ----------
HOTEL-MOTEL--1.1%
  1,179,965    Accor SA (FR)...............................      50,148
                                                             ----------
INSURANCE--5.1%
  2,559,678    Assicurazioni Generali SpA (IT).............      82,667
    601,843    AXA UAP (FR)................................      71,020
               Schweizerische
     11,000    Rueckversicherungs-Ges--Registered (SWS)....      21,653
    151,255    Zurich Financial Services Group (SWS).......      53,794
                                                             ----------
                                                                229,134
                                                             ----------
LIQUOR--2.0%
  8,364,418    Diageo plc (UK).............................      87,945
                                                             ----------
MACHINERY--0.0%
      3,414    Heidelberger Druckmaschinen AG (GER)........         185
                                                             ----------
MEDIA--2.1%
  2,505,119    News Corp. Ltd. ADR (AUS)(1)................      96,197
                                                             ----------
MISCELLANEOUS HIGH TECH--2.8%
  1,697,700    Sony Corp. (JP).............................     126,951
                                                             ----------
NATURAL GAS & PIPELINES--1.6%
 12,156,862    BG Group plc (UK)...........................      47,824
 12,156,862    Lattice Group plc (UK)......................      22,695
                                                             ----------
                                                                 70,519
                                                             ----------
NON-FERROUS METALS--5.7%
  1,266,710    Anglo American plc ADR (UK)(1)..............      79,423
 26,950,000    Billiton plc ADR (UK)(1)....................     131,039

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                               VALUE
  SHARES                                                       (000S)
-----------------------------------------------------------------------
     71,665    Billiton plc (UK)...........................  $      353
  2,251,514    Rio Tinto--Registered (UK)..................      45,606
                                                             ----------
                                                                256,421
                                                             ----------
PAPER--1.3%
  1,500,000    Holmen Ab Series B (SW).....................      29,690
  1,313,104    Svenska Cellulosa Ab Series B (SW)..........      28,295
                                                             ----------
                                                                 57,985
                                                             ----------
PETROLEUM--10.0%
 15,200,299    BP Amoco plc (UK)...........................     136,335
  5,069,443    Petrol Brasileiro SA Pfd. (BR)..............     123,696
  1,530,000    Royal Dutch Petroleum Co. ADR (NET)(1)......      91,081
    672,877    Total Fina Elf SA (FR)......................     100,298
                                                             ----------
                                                                451,410
                                                             ----------
PHOTOGRAPHIC-OPTICAL--4.1%
  3,457,000    Canon Inc. (JP).............................     135,689
  1,235,000    Fuji Photo Film Co. (JP)....................      49,774
                                                             ----------
                                                                185,463
                                                             ----------
TELECOMMUNICATIONS-EQUIPMENT--3.3%
  2,584,000    Ericsson (LM) Tel Ab Cl. B ADR (SW)(1)......      16,615
 20,319,343    Ericsson (LM) Tel Ab Series B (SW)..........     130,760
      5,119    Nokia Oyj ADR (FIN)(1)......................         175
                                                             ----------
                                                                147,550
                                                             ----------
TELECOMMUNICATIONS-SERVICE--2.7%
               China Mobile (Hong Kong) Ltd. ADR
      9,931    (HK)(1)*....................................         251
  6,325,000    China Mobile (Hong Kong) Ltd. (HK)*.........      31,142
  3,253,073    Telefonica SA (SP)*.........................      55,070
  2,300,000    Telekom Malaysia Berhad (MAL)...............       5,447
               Telesp Celular Participacoes SA Pfd. ADR
  1,881,876    (BR)(1).....................................      31,616
      8,702    Vodafone Group plc ADR (UK)(1)..............         264
                                                             ----------
                                                                123,790
                                                             ----------
TIRES & RUBBER--1.5%
     88,700    Cie Fin Michel Bas--Bearer (SWS)............      30,882
  1,133,378    Michelin Cl. B--Registered (FR).............      37,619
                                                             ----------
                                                                 68,501
                                                             ----------
TOBACCO--10.5%
  4,455,975    Altadis SA Series A--Registered (SP)........      55,706
  8,687,347    British American Tobacco plc (UK)...........      70,463
               Cie Financiere Richemont AG Units Cl.
     59,087    A--Bearer (SWS).............................     146,453
 11,688,334    Imperial Tobacco Group plc (UK).............     120,218
 18,818,974    Swedish Match Ab (SW).......................      82,388
                                                             ----------
                                                                475,228
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $2,567,000)........................................   4,206,142
                                                             ----------
UNITS--0.9%
                                                               VALUE
   UNITS                                                       (000S)
-----------------------------------------------------------------------
 33,908,532    Eurotunnel (FR)*............................  $   37,607
               Eurotunnel SA Warrants (FR)*
 20,000,000      Expire 12/31/2001.........................         177
               Eurotunnel SA Warrants (FR)*
 20,000,000      Expire 10/30/2003.........................         887
                                                             ----------
TOTAL UNITS
  (Cost $74,351)...........................................      38,671
                                                             ----------

CONVERTIBLE BOND--0.6%
(Cost $29,700)
 PRINCIPAL
  AMOUNT
  (000S)
-----------------------------------------------------------------------
               Liberty Group Ltd. (S. AFR)
$    30,000      6.500%--09/30/2004........................      29,364
                                                             ----------

SHORT-TERM INVESTMENTS--4.6%
COMMERCIAL PAPER
               American Express Credit Corp. Yrs 1&2
     12,720    4.960%--05/01/2001..........................      12,720
     13,808    4.470%--05/02/2001..........................      13,808
                                                             ----------
                                                                 26,528
                                                             ----------
               Citigroup Inc.
     21,586    4.530%--05/09/2001..........................      21,586
               Ford Credit Europe plc
     14,000    4.450%--05/08/2001..........................      14,000
               Ford Motor Credit Puerto Rico Inc.
     13,821    4.480%--05/08/2001..........................      13,821
               General Electric Capital Services Inc.
     13,953    4.420%--05/07/2001..........................      13,953
     17,000    4.550%--05/10/2001..........................      17,000
                                                             ----------
                                                                 30,953
                                                             ----------
               General Motors Acceptance Corp.
     13,821    4.460%--05/07/2001..........................      13,821
               Prudential Funding Corp.
     12,000    4.950%--05/01/2001..........................      12,000
     13,000    4.460%--05/02/2001..........................      13,000
     21,608    4.400%--05/03/2001..........................      21,608
     20,990    4.460%--05/04/2001..........................      20,990
     16,777    4.520%--05/11/2001..........................      16,777
                                                             ----------
                                                                 84,375
                                                             ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $205,084)..........................................     205,084
                                                             ----------
TOTAL INVESTMENTS--99.4%
  (Cost $2,876,135)........................................   4,479,261
CASH AND OTHER ASSETS, LESS LIABILITIES--0.6%..............      24,812
                                                             ----------
TOTAL NET ASSETS--100.0%...................................  $4,504,073
                                                             ==========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2001 (UNAUDITED)

COMMON STOCK HOLDINGS (% OF NET ASSETS)
(Excludes 17.6% of holdings of which 2.9% represents net cash and short-term investment, and 14.7% represents industry classification less than 1.5%)



    Domestic Oil
                                              1.5

    Credit & Miscellaneous Financial
                                              1.8

    Miscellaneous High Tech
                                              1.9

    Insurance-Life
                                              2.4

    Grocery Products
                                              2.5

    Chemicals-Fertilizers
                                              3.2

    Banks-Money Center
                                              3.3

    Telecommunications-Service
                                              3.5

    Electric Power
                                              3.7

    Banks-Regional
                                              4.0

    Paper
                                              4.0

    Electrical Equipment
                                              4.9

    International Oil
                                              5.0

    Insurance-Other
                                              5.1

    Retail-All Other
                                              5.3

    Drugs & Medicine
                                              6.2

    Manufacturing Diversified
                                              6.5

    Telephones
                                              6.6

    Financial Services
                                              11.0


COMMON STOCKS--97.1%
                                                               VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
 AEROSPACE/DEFENSE--1.0%
  31,600    Rockwell International Corp. ...................  $  1,423
                                                              --------
 AIR TRANSPORTATION--0.2%
   2,200    AMR Corp.*......................................        84
   1,500    Delta Air Lines Inc. ...........................        66
   9,450    Southwest Airlines Co. .........................       172
                                                              --------
                                                                   322
                                                              --------
ALUMINUM--0.7%
  23,068    Alcoa Inc. .....................................       955
                                                              --------

COMMON STOCKS--CONTINUED
                                                               VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
AUTOMOBILE EQUIPMENT--1.3%
  32,000    Delphi Automotive Systems Corp. ................  $    477
   1,400    Navistar International Corp.*...................        36
  34,000    TRW Inc. .......................................     1,308
                                                              --------
                                                                 1,821
                                                              --------
AUTOMOBILES--0.5%
   7,500    Ford Motor Co. .................................       221
   8,000    General Motors Corp. ...........................       438
   2,600    General Motors Corp. Cl. H*.....................        55
                                                              --------
                                                                   714
                                                              --------
BANKS-MONEY CENTER--3.3%
  46,835    Bank of America Corp.(1)........................     2,623
   2,000    Northern Trust Corp. ...........................       130
   1,000    State Street Corp. .............................       104
     270    UBS AG ADR(2)*..................................        41
  35,735    Wells Fargo & Co.(1)............................     1,678
                                                              --------
                                                                 4,576
                                                              --------
BANKS-REGIONAL--4.0%
   1,771    Amsouth Bancorporation..........................        30
  17,643    Bank One Corp.(1)...............................       666
   1,200    Fifth Third Bancorp.............................        65
  12,078    First Union Corp. ..............................       362
  20,200    First Virginia Banks Inc. ......................       886
   1,700    Golden West Financial Corp. ....................       100
  83,200    Hibernia Corp. Cl. A............................     1,358
   1,613    Huntington Bancshares Inc. .....................        24
   6,830    KeyCorp.........................................       158
   5,220    National City Corp. ............................       142
   2,530    PNC Financial Services Group Inc. ..............       165
   1,700    Suntrust Banks Inc. ............................       108
  62,444    US Bancorp......................................     1,323
     765    Wachovia Corp. .................................        47
                                                              --------
                                                                 5,434
                                                              --------
CHEMICALS-FERTILIZERS--3.2%
   5,199    E.l. Du Pont De Nemours & Co. ..................       235
  29,300    Praxair Inc. ...................................     1,387
 116,700    R.P.M. Inc. ....................................     1,113
  46,900    Rohm & Haas Co. ................................     1,612
                                                              --------
                                                                 4,347
                                                              --------
COMPUTER SERVICES--0.4%
   1,800    Cabletron Systems Inc.*.........................        28
   1,500    CMGI Inc.*......................................         4
   1,200    Level 3 Communications Inc.*....................        17
  12,300    Qwest Communications International Inc.*........       503
     714    Veritas Software Corp.*.........................        43
                                                              --------
                                                                   595
                                                              --------
COMPUTERS & BUSINESS EQUIPMENT--0.8%
   3,400    3Com Corp.*.....................................        22
   3,400    Apple Computer Inc.*............................        87
   8,000    Compaq Computer Corp. ..........................       140
   6,600    International Business Machines Corp.(1)........       760
   1,593    NCR Corp.*......................................        75
                                                              --------
                                                                 1,084
                                                              --------
CONGLOMERATES--0.2%
   5,200    First Data Corp. ...............................       351
                                                              --------
CONSUMER GOODS--1.2%
  59,200    Masco Corp. ....................................     1,362
   4,800    Procter & Gamble Co. ...........................       288
                                                              --------
                                                                 1,650
                                                              --------

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                               VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
 COSMETICS--0.9%
  50,100    International Flavors & Fragrances..............  $  1,238
                                                              --------
CREDIT & MISCELLANEOUS FINANCIAL--1.8%
  10,300    American Express Co. ...........................       437
  13,400    Federal National Mortgage Association(1)........     1,075
  14,900    Morgan Stanley, Dean Witter & Co. ..............       936
                                                              --------
                                                                 2,448
                                                              --------
DOMESTIC OIL--1.5%
   1,100    Amerada Hess Corp. .............................        96
  12,600    Kerr-McGee Corp. ...............................       903
  25,400    Sunoco Inc. ....................................       966
   1,900    Tosco Corp. ....................................        87
                                                              --------
                                                                 2,052
                                                              --------
DRUGS & MEDICINE--6.2%
   4,400    Abbott Laboratories.............................       204
  25,400    American Home Products Corp. ...................     1,467
   2,700    Bristol-Myers Squibb Co. .......................       151
  41,700    C.R. Bard Inc. .................................     1,835
   2,900    Genentech Inc.*.................................       152
  42,400    GlaxoSmithKline plc ADR(2)......................     2,271
   4,800    Merck & Co Inc. ................................       365
   1,200    Pharmacia Corp. ................................        63
  52,200    Schering-Plough Corp. ..........................     2,012
                                                              --------
                                                                 8,520
                                                              --------
ELECTRIC POWER--3.7%
   1,400    American Electric Power Inc. ...................        69
   1,660    Edison International............................        16
   1,460    El Paso Corp. ..................................       100
   6,100    Entergy Corp. ..................................       247
     500    Firstenergy Corp. ..............................        15
  25,000    FPL Group Inc. .................................     1,498
   1,865    Mirant Corp. ...................................        76
   8,500    Niagara Mohawk Holdings Corp.*..................       143
  25,200    NSTAR...........................................     1,016
   2,500    PG & E Corp. ...................................        22
     612    Public Service Enterprise Group.................        28
  36,000    SCANA Corp. ....................................     1,010
  35,090    Southern Co. ...................................       821
                                                              --------
                                                                 5,061
                                                              --------
ELECTRICAL EQUIPMENT--4.9%
  14,700    Cooper Industries Inc. .........................       549
  30,600    Emerson Electric Co. ...........................     2,039
  37,100    Grainger (W.W.) Inc. ...........................     1,439
  55,600    Hubbell Inc. Cl. B..............................     1,536
  57,800    Thomas & Betts Corp. ...........................     1,195
                                                              --------
                                                                 6,758
                                                              --------
ELECTRONIC INSTRUMENTS--0.3%
   2,100    Advanced Micro Devices Inc.*....................        65
   8,800    Hewlett-Packard Co. ............................       250
   2,600    Thermo Electron Corp.*..........................        69
                                                              --------
                                                                   384
                                                              --------
FINANCIAL SERVICES--11.0%
  47,000    A.G. Edwards Inc. ..............................     1,911
  34,465    Chubb Corp. ....................................     2,300
  65,312    Citigroup Inc.(1)...............................     3,210
  59,821    FleetBoston Financial Corp. ....................     2,295
   1,900    Goldman Sachs Group Inc. .......................       173
  17,900    H & R Block Inc. ...............................       985
  58,014    J.P. Morgan Chase & Co.(1)......................     2,783

COMMON STOCKS--CONTINUED
                                                               VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
   4,200    Lehman Brothers Holdings Inc. ..................  $    306
   9,900    Marsh & McLennan Cos. Inc. .....................       955
   1,868    Merrill Lynch & Co. Inc. .......................       115
                                                              --------
                                                                15,033
                                                              --------
GROCERY PRODUCTS--2.5%
  58,300    H.J. Heinz Co. .................................     2,282
  28,100    McCormick & Co. Inc. ...........................     1,104
                                                              --------
                                                                 3,386
                                                              --------
HEALTH CARE-HOSPITAL MANAGEMENT--1.0%
   7,100    HCA-The Healthcare Co. .........................       275
   6,800    Johnson & Johnson...............................       656
   3,800    Tenet Healthcare Corp.*.........................       170
   3,600    United Healthcare Corp. ........................       236
                                                              --------
                                                                 1,337
                                                              --------
HOTEL-MOTEL--0.0%
   1,600    Marriott International Inc. Cl. A...............        73
                                                              --------
INSURANCE-LIFE--2.4%
  31,950    Jefferson-Pilot Corp. ..........................     1,491
  47,500    Torchmark Inc. .................................     1,800
                                                              --------
                                                                 3,291
                                                              --------
INSURANCE-OTHER--5.1%
   1,100    Aetna Inc. .....................................        31
   5,600    AFLAC Inc. .....................................       178
  34,236    Allstate Corp.(1)...............................     1,429
  29,535    American International Group Inc.(1)............     2,416
  28,100    Aon Corp. ......................................       934
   1,500    Cigna Corp. ....................................       160
   1,300    CNA Financial Group Inc.*.......................        46
   1,200    Hartford Financial Services Group Inc. .........        75
  62,400    Safeco Corp. ...................................     1,666
                                                              --------
                                                                 6,935
                                                              --------
INTERNATIONAL OIL--5.0%
  35,000    BP Amoco plc ADR(2).............................     1,893
   2,554    Chevron Corp. ..................................       247
  39,171    Exxon Mobil Corp.(1)............................     3,471
  16,500    Texaco Inc. ....................................     1,193
                                                              --------
                                                                 6,804
                                                              --------
LEISURE & LUXURY--0.3%
     903    Sabre Holdings Corp. Cl. A*.....................        45
  13,900    Walt Disney Co. ................................       420
                                                              --------
                                                                   465
                                                              --------
MANUFACTURING DIVERSIFIED--6.5%
  58,800    Bemis Co. Inc. .................................     2,211
   2,300    Dover Corp. ....................................        90
  19,800    ITT Industries Inc. ............................       873
  15,993    Minnesota Mining & Manufacturing Co. ...........     1,903
  82,100    Pall Corp. .....................................     1,927
  39,700    Parker Hannifin Corp. ..........................     1,851
                                                              --------
                                                                 8,855
                                                              --------
MEDIA--1.0%
   7,450    AOL Time Warner Inc.*...........................       376
   4,500    Clear Channel Communications Inc.*..............       251
   3,300    Cox Communications Inc. Cl. A*..................       150
  11,089    Viacom Inc. Cl. B (1)*..........................       577
                                                              --------
                                                                 1,354
                                                              --------
MISCELLANEOUS HIGH TECH--1.9%
  78,800    Diebold Inc. ...................................     2,568
                                                              --------

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                               VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
 MISCELLANEOUS TRANSPORT--0.1%
   4,300    Fedex Corp.*....................................  $    182
                                                              --------
NATURAL GAS & PIPELINES--0.2%
   5,100    Enron Corp. ....................................       320
                                                              --------
NON-FERROUS METALS--1.1%
  32,900    Phelps Dodge Corp. .............................     1,472
                                                              --------
OIL WELL EQUIPMENT & SERVICES--1.1%
  33,900    Halliburton Co. ................................     1,464
                                                              --------
PAPER--4.0%
  37,000    Boise Cascade Corp. ............................     1,294
  19,300    Bowater Inc. ...................................       936
  42,300    International Paper.............................     1,657
   1,800    Kimberly-Clark Corp. ...........................       107
  30,000    Temple Inland Inc. .............................     1,530
                                                              --------
                                                                 5,524
                                                              --------
POLLUTION CONTROL--0.1%
   4,100    Waste Management Inc. ..........................       100
                                                              --------
RESTAURANTS--0.3%
  13,500    McDonalds Corp. ................................       371
                                                              --------
RETAIL-ALL OTHER--5.3%
   2,700    Costco Wholesale Corp. .........................        94
   3,100    Federated Department Stores Inc.*...............       133
  70,000    Intimate Brands Inc. Cl. A......................     1,120
  84,400    J.C. Penney Co. Inc. ...........................     1,710
  14,349    Kmart Corp.*....................................       143
  71,500    Limited Inc. ...................................     1,210
  26,619    May Department Stores Co. ......................       992
  73,400    Nordstrom Inc. .................................     1,350
   4,000    Target Corp. ...................................       154
   7,400    Wal-Mart Stores Inc. ...........................       383
                                                              --------
                                                                 7,289
                                                              --------
RETAIL-DRUG STORES--0.1%
   1,400    CVS Corp. ......................................        83
                                                              --------
RETAIL-FOOD STORES--0.1%
   2,600    Kroger Co.*.....................................        59
   1,500    Safeway Inc.*...................................        81
                                                              --------
                                                                   140
                                                              --------
SEMICONDUCTORS--0.2%
  14,800    Motorola Inc. ..................................       230
   1,600    National Semiconductor Corp.*...................        46
                                                              --------
                                                                   276
                                                              --------
SERVICES--0.1%
   5,600    Cendant Corp.*..................................        99
                                                              --------
SOFT DRINKS--1.1%
  35,400    Pepsico Inc. ...................................     1,551
                                                              --------

COMMON STOCKS--CONTINUED
                                                               VALUE
 SHARES                                                        (000S)
----------------------------------------------------------------------
STEEL--0.0%
   8,400    Bethlehem Steel Corp.(1)*.......................  $     30
                                                              --------
TELECOMMUNICATIONS-EQUIPMENT--0.0%
   2,400    Ditech Communications Corp.*....................        29
                                                              --------
TELECOMMUNICATIONS-SERVICE--3.5%
   1,800    CenturyTel Inc. ................................        49
  14,600    Comcast Corp. Cl. A.............................       641
  14,300    McLeodUSA Inc.*.................................       127
   1,300    Telephone & Data Systems Inc. ..................       137
   1,300    United States Cellular Corp.*...................        86
  53,753    Verizon Communications..........................     2,961
  43,100    WorldCom Inc. New(1)............................       787
   2,500    XO Communications Inc. Cl. A*...................        10
                                                              --------
                                                                 4,798
                                                              --------
TELEPHONES--6.6%
  40,700    ALLTEL Corp. ...................................     2,223
  52,610    AT&T Corp.(1)...................................     1,172
   9,596    Bellsouth Corp.(1)..............................       403
  83,613    SBC Communications Inc.(1)......................     3,449
  81,600    Sprint Corp.(1).................................     1,745
                                                              --------
                                                                 8,992
                                                              --------
TOBACCO--0.3%
   7,600    Philip Morris Cos. Inc. ........................       381
                                                              --------
TOYS--0.1%
   3,200    Toys "R" Us Inc.*...............................        79
                                                              --------
TOTAL COMMON STOCKS
  (Cost $124,168)...........................................   133,014
                                                              --------

SHORT-TERM INVESTMENT--0.5%
(Cost $698)
PRINCIPAL
 AMOUNT
 (000S)
----------------------------------------------------------------------
 U.S. TREASURY BILLS
            U.S. Treasury Bills
 $   698      4.930%--05/17/2001(1).........................       698
                                                              --------
TOTAL INVESTMENTS--97.6%
  (Cost $124,866)...........................................   133,712
CASH AND OTHER ASSETS, LESS LIABILITIES--2.4%...............     3,324
                                                              --------
TOTAL NET ASSETS--100.0%....................................  $137,036
                                                              ========

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCK INVESTMENTS SOLD SHORT AT APRIL 30, 2001 ARE AS FOLLOWS:

                                                             VALUE
SHARES                         SECURITY                     (000S)
------                         --------                     ------

 4,500       Abitibi-Consolidated Inc....................   $    39

 1,500       Air Products and Chemicals Inc..............        64

 3,200       Albertson's Inc.............................       107

 4,900       Alcan Inc. .................................       218

 3,100       Allegheny Technologies Inc..................        57

 1,400       American General Corp.......................        61

 1,100       Amgen Inc.*.................................        67

 7,875       Archer Daniels Midland Co...................        94

 3,400       Autoliv Inc.................................        67

   216       Avaya Inc.*.................................         3

 1,200       Avery Dennison Corp.........................        67

 6,000       Avon Products Inc...........................       254

 6,100       Baker Hughes Inc............................       240

 1,200       Bausch & Lomb Inc...........................        51

 1,500       Becton, Dickinson & Co......................        49

 3,000       Belo Corp...................................        53

 4,400       Burlington Resources Inc....................       208

 1,000       Canadian Imperial Bank, Toronto.............        33

 6,000       Carnival Corp...............................       159

 1,700       Charles Schwab & Co.........................        34

 2,100       Charter One Financial Inc...................        61

 2,700       Cisco Systems Inc.*.........................        46

 1,600       Colgate-Palmolive Co........................        89

 6,100       ConAgra Foods Inc...........................       127

 2,900       Conoco Inc..................................        88

 1,600       Cooper Industries Inc.......................        60

 3,500       Crown Cork & Seal Co. Inc...................        15

 2,500       CSX Corp....................................        87

 2,000       Dell Computer Corp.*........................        52

 2,800       Diamond Offshore Drilling Inc...............       123

 2,100       Dow Jones & Co. Inc.........................       114

 1,400       Dun & Bradstreet Corp.......................        39

 1,100       Eastman Chemical Co.........................        59

 3,500       Eli Lilly & Co..............................       298

 1,600       EMC Corp.*..................................        63

 1,300       Fluor Corp..................................        69

 2,500       Fortune Brands Inc..........................        78

 1,200       Gannett Co. Inc.............................        77

 1,700       Gap Inc.....................................        47

 1,600       GATX Corp...................................        64

 1,600       General Dynamics Corp.......................       123

 4,000       General Mills Inc...........................       158

 4,100       Hercules Inc................................        49

 2,900       Hershey Foods Corp..........................       175

 1,400       Hillenbrand Industries Inc..................        71

 3,200       Hormel Foods Corp...........................        66

 1,900       Household International Inc.................       122

 1,300       Illinois Tool Works Inc.....................        82

 3,000       Intel Corp..................................        93

 8,300       Kellogg Co..................................       212

 1,500       Knight-Ridder Inc...........................        81

 6,700       Leggett & Platt Inc.........................       130

 1,500       Lincoln National Corp.......................        69

 5,500       Lockheed Martin Corp........................       193

 3,100       Magna International Inc.....................       161

 1,300       Massey Energy Corp..........................        29

                                                             VALUE
SHARES                         SECURITY                     (000S)
------                         --------                     ------

17,900       Mattel Inc..................................   $   289

    58       McData Corp.*...............................         1

 3,900       McGraw-Hill Companies Inc...................       253

 1,400       Medtronic Inc...............................        62

 2,500       Mellon Financial Corp.......................       102

 2,400       Microsoft Corp.*............................       163

 1,500       Millipore Corp..............................        86

 2,800       Moody's Corp................................        88

 1,200       New York Times Co...........................        49

 2,600       Nike Inc....................................       109

 4,900       Norfolk Southern Corp.......................        97

 1,500       Nortel Networks Corp........................        23

 2,000       Nova Chemicals Corp.........................        44

 4,300       Occidental Petroleum Corp...................       130

 4,400       Oracle Corp.*...............................        71

 1,200       PartnerRe Ltd...............................        59

15,250       Pfizer Inc..................................       660

 2,300       Phillips Petroleum Co.......................       137

 2,400       Potash Corp. of Saskatchewan Inc............       138

 1,000       PPG Industries Inc..........................        53

 3,200       R. R. Donnelley & Sons Co...................        89

 6,500       Ralston Purina Co...........................       197

 3,000       Raytheon Co.................................        89

 1,300       Reliant Energy Inc..........................        64

 5,200       Royal Caribbean Cruises Ltd. ...............       106

 4,600       Royal Dutch Petroleum Co. ADR(2)............       274

14,100       Sara Lee Corp...............................       281

 1,800       Schlumberger Ltd............................       119

 7,900       Sempra Energy...............................       218

 2,000       Sun Microsystems Inc........................        34

13,200       Sysco Corp.*................................       371

 1,600       T. Rowe Price Group Inc.....................        56

 1,400       Texas Instruments Inc.......................        54

 3,400       Textron Inc.................................       180

13,100       TransCanada Pipelines Ltd...................       155

 3,225       Tribune Co..................................       136

 5,000       Trizec Hahn Corp............................        78

 1,200       True North Communications Inc...............        46

 2,232       Tyco International Ltd......................       119

 2,600       Union Pacific Corp..........................       148

 1,000       United Technologies Corp....................        70

 2,300       Unocal Corp.................................        88

 2,700       USA Education Inc...........................       192

 4,200       UST Inc.....................................       126

 2,500       USX-Marathon Group..........................        80

 1,900       VF Corp.....................................        77

 2,400       Washington Mutual Inc.......................       120

 1,200       Weyerhaeuser Co.............................        68

   822       Williams Communications Group*..............         4

 1,000       Williams Companies Inc......................        42

 4,600       Winn-Dixie Stores Inc.......................       145

 5,000       Wrigley (Wm) Jr. Co.........................       242

                                                            -------

TOTAL COMMON STOCK INVESTMENTS SOLD SHORT
  (proceeds $11,281).....................................   $12,077

                                                            =======

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

FUTURES CONTRACTS WHICH WERE OPEN AT APRIL 30, 2001 ARE AS FOLLOWS:

                                                                                AGGREGATE                             UNREALIZED
                                                                 NUMBER OF      FACE VALUE                           APPRECIATION
DESCRIPTION                                                      CONTRACTS        (000S)        EXPIRATION DATE         (000S)
-----------                                                      ---------      ----------      ---------------      ------------
S & P 500 Index Futures (Buy)..............................         35              $9              Jun-01               $498

------------

1 At April 30, 2001 securities held by the Fund were pledged to cover margin requirements for open futures contracts and investments sold short. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $17,846.

2 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2001 (UNAUDITED)

TOTAL INVESTMENTS (% OF NET ASSETS)
(Excludes excess of liabilities over other assets and short-term investments of -32.8%)



    Municipal Bonds
                                              2.2

    Asset-Backed Securities
                                              5.3

    Foreign Government Obligations
                                              5.9

    U.S. Government Obligations
                                              14.3

    Corporate Bonds & Notes
                                              33.1

    Mortgage-Backed Securities
                                              72.0


ASSET-BACKED SECURITIES--5.3%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
             Bayview Financial Revolving Mortgage Loan
               Series 1999-1 Cl. M2
 $10,000       7.425%--08/25/2029(2,8,10)..................  $   10,047
             Bear Stearns Cos.
               Series 2000-2 Cl. A1
   2,459       7.560%--11/25/2030..........................       2,497
               Series 2000-1 Cl. A1
   2,357       7.483%--12/25/2030..........................       2,383
               Series 2000-1 Cl. II
   2,697       7.490%--12/25/2030..........................       2,725
                                                             ----------
                                                                  7,605
                                                             ----------
             Marlin Water Trust/Capital
   7,400       7.090%--12/15/2001(2).......................       7,456
             New York City Tax Lien
               Series 2000-AA Cl. C
  15,982       8.110%--11/10/2008(2).......................      16,354
             SLM Student Loan Marketing Association Trust
               Series 1995-1 Cl. A2
   5,000       5.412%--10/25/2007(8,10)....................       4,990
             Washington Mutual
               Series 2000-1 Cl. A
   2,068       4.631%--07/26/2003(2,8).....................       2,068
                                                             ----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $47,989)...........................................      48,520
                                                             ----------

CORPORATE BONDS & NOTES--33.1%
             Allete
   1,500       6.498%--10/20/2003(8).......................       1,501
             AOL Time Warner Inc.
     450       7.975%--08/15/2004(10)......................         479
             Associates Corp. North America
   5,000       6.210%--08/27/2001(8,10)....................       5,006
             Banesto Del Inc.
   3,000       8.250%--07/28/2002(10)......................       3,108
             Banponce Corp.
   2,000       6.750%--12/15/2005(10)......................       1,983
             British Telecommunications plc
   1,400       8.125%--12/15/2010..........................       1,467

CORPORATE BONDS & NOTES--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
             Cincinnati Financial Corp.
 $ 5,000       6.900%--05/15/2028(10)......................  $    4,350
             Citicorp
  10,625       7.125%--03/15/2004(10)......................      11,082
             Cleveland Electric Illuminating Co. Series B
   2,000       9.500%--05/15/2005(10)......................       2,070
             Credit Suisse First Boston
  10,000       6.500%--05/01/2008(2,10)....................       9,719
             Credit Suisse First Boston Mortgage Securities
               Corp.
               Series 2000-HE1 Cl. A2
  18,020       5.283%--12/15/2030(8,9).....................      18,042
             DaimlerChrysler North America Holding
  10,000       4.904%--01/18/2002(8,10)....................       9,955
             DaimlerChrysler North America Holding MTN(1)
   5,000       7.750%--05/27/2003(10)......................       5,195
             DTE Energy Co. Series B
  10,000       7.110%--11/15/2003(2,7).....................      10,169
             Enron Corp.
  12,900       5.510%--09/10/2001(2,8).....................      12,915
             First Chicago Corp. MTN(1)
  10,000       4.960%--03/11/2002(8,10)....................      10,023
  10,000       4.956%--06/26/2002(8,10)....................      10,011
                                                             ----------
                                                                 20,034
                                                             ----------
             Ford Motor Credit MTN(1)
  20,000       5.190%--06/20/2003(8,10)....................      19,993
             France Telecom SA
   2,000       6.308%--03/14/2003(2,8).....................       2,022
   7,100       7.200%--03/01/2006(2).......................       7,260
                                                             ----------
                                                                  9,282
                                                             ----------
             Fred Meyer Inc.
   5,000       7.150%--03/01/2003(10)......................       5,177
             General Motors Acceptance Corp.
   5,900       6.750%--03/15/2003..........................       6,047
   5,000       5.750%--11/10/2003(10)......................       5,028
                                                             ----------
                                                                 11,075
                                                             ----------
             General Motors Acceptance Corp. MTN(1)
   3,000       5.550%--09/15/2003(8,10)....................       2,993
  10,000       5.548%--01/20/2004(8).......................      10,003
   2,100       5.730%--03/22/2004(8).......................       2,101
                                                             ----------
                                                                 15,097
                                                             ----------
             GMACCM Mortgage Trust I
               Series 1999-D Cl. A
  14,053       5.808%--09/20/2004(2,6,10)..................      14,053
             Gulf States Utilities Co.
     400       8.210%--01/01/2002..........................         405
             HMH Properties, Inc. Series A
   3,000       7.875%--08/01/2005..........................       2,955
             Korea Development Bank
 E10,000       2.850%--05/14/2001(8).......................       4,514
             Mexico Credit Link
 $ 5,000       10.557%--02/22/2002(8)......................       5,096
             Occidental Petroleum Corp.
   5,000       6.400%--04/01/2003(7).......................       5,039
             Old Kent Financial Corp.
  10,000       7.750%--08/15/2010..........................      10,391

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

CORPORATE BONDS & NOTES--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
             Providian Gateway Master Trust
               Series 2000-B Cl. A
 $16,800       4.403%--03/16/2009(2,8).....................  $   16,800
             Salomon Brothers Mortgage Services VII Inc.
               Series 1999-AQ2 Cl. A1
   6,508       5.443%--11/15/2029(8,9).....................       6,536
               Series 2000 Cl. A
   2,095       7.600%--12/25/2030..........................       2,115
                                                             ----------
                                                                  8,651
                                                             ----------
             Salomon Inc. CPI Bond
   5,346       3.650%--02/14/2002(4).......................       5,374
             Sasco Floating Rate Mortgage Trust
               Series 1999 Cl. B
   7,140       5.650%--10/21/2013(2,8).....................       7,153
             Toledo Edison Co.
   2,000       8.700%--09/01/2002..........................       2,060
             TRW Inc.
   3,500       6.625%--06/01/2004(2).......................       3,484
             United Airlines
               Pass Thru Certificate
               Series 1993 Cl. C2
   3,000       9.060%--06/17/2015(10)......................       3,121
             Wells Fargo Bank NA
  10,000       6.025%--05/02/2005(8).......................      10,000
             Wells Fargo Mortgage Backed Securities Trust
               Series 2000-14 Cl. A5
   8,736       7.500%--01/25/2031..........................       8,714
             Westdeutsche Landesbank Giroz
  13,200       6.050%--01/15/2009(10)......................      12,725
             WorldCom Inc.
   3,250       8.875%--01/15/2006..........................       3,343
                                                             ----------
TOTAL CORPORATE BONDS & NOTES
  (Cost $301,968)..........................................     301,577
                                                             ----------
FOREIGN GOVERNMENT OBLIGATIONS--5.9%
             Federal Republic of Brazil
   7,216       5.438%--04/15/2006(8).......................       6,428
             Federal Republic of Germany
 E 2,700       4.500%--07/04/2009..........................       2,318
   1,000       5.375%--01/04/2010..........................         910
   4,250       5.250%--07/04/2010..........................       3,842
  26,950       5.250%--01/04/2011..........................      24,335
     510       6.250%--01/04/2024..........................         490
   2,390       6.500%--07/04/2027..........................       2,373
     840       5.625%--01/04/2028..........................         748
     800       4.750%--07/04/2028..........................         627
   1,200       6.250%--01/04/2030..........................       1,165
                                                             ----------
                                                                 36,808
                                                             ----------
             Republic of Panama
 $ 5,000       9.625%--02/08/2011..........................       5,090
   1,800       4.500%--07/17/2014(7).......................       1,552
   2,829       6.438%--07/17/2016(8).......................       2,263
                                                             ----------
                                                                  8,905
                                                             ----------
             United Mexican States
   1,430       5.560%--03/25/2005(8).......................       1,428
                                                             ----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
  (Cost $54,721)...........................................      53,569
                                                             ----------

MORTGAGE-BACKED SECURITIES--72.0%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                       (000S)
-----------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS
             Chase Mortgage Finance Corp. REMIC(3)
               Series 1993-N Cl. A9
 $ 3,000       6.750%--11/25/2024(10)......................  $    2,856
             Collateralized Mortgage Securities Corp
               Series F Cl. 4
      93       11.450%--11/01/2015.........................          94
             Collateralized Mortgage Securities Corp
               REMIC(3)
               Series 1988-4 Cl. B
     106       8.750%--04/20/2019(10)......................         110
             Countrywide Home Loans
               Pass Thru Certificate
               Series 1997-6 Cl. A1
  10,000       7.250%--11/25/2027(8,10)....................      10,092
               Series 2000-2 Cl. A2
     987       7.750%--04/25/2030(10)......................       1,004
               Series 2000-8 Cl. A2
   1,250       7.750%--01/25/2031..........................       1,283
                                                             ----------
                                                                 12,379
                                                             ----------
             Drexel Burnham Lambert CMO Trust REMIC(3)
               Series H Cl. 4
   4,929       8.500%--04/01/2017(10)......................       5,013
             Federal Home Loan Mortgage Corp.
  23,397       4.773%--03/15/2025(8).......................      23,503
  15,445       4.573%--11/15/2030(8).......................      15,546
                                                             ----------
                                                                 39,049
                                                             ----------
             Federal Home Loan Mortgage Corp.
               Pass Thru Certificates
  10,363       6.908%--08/15/2032(7,10)....................      10,552
             Federal Home Loan Mortgage Corp. REMIC(3)
     897       9.000%--12/15/2020(10)......................         944
   2,974       8.000%--08/15/2022..........................       3,134
   5,872       6.500%--02/15/2023(5).......................         719
   5,000       6.000%--08/15/2026(10)......................       4,841
                                                             ----------
                                                                  9,638
                                                             ----------
             Federal National Mortgage Association REMIC(3)
     551       6.500%--02/25/2007(5,10)....................          20
     576       6.000%--07/25/2017(5).......................           2
   2,000       6.500%--12/25/2020(10)......................       2,009
   7,884       7.000%--04/18/2027(10)......................       7,602
                                                             ----------
                                                                  9,633
                                                             ----------
             GE Capital Mortgage Services Inc.
               Series 1994-6 Cl. A3
   3,610       6.500%--12/25/2022..........................       3,421
             GE Capital Mortgage Services Inc. REMIC(3)
               Series 1998-17 Cl. A3
   9,742       6.750%--10/25/2028(10)......................       9,534
             Kidder Peabody Acceptance Corp. REMIC(3)
               Series 1994-2 Cl. 1A2
     586       7.610%--09/25/2024(7,10)....................         595
             Norwest Asset Securities Corp. REMIC(3)
               Series 1997-19 Cl. A8
   6,200       7.250%--12/25/2027(10)......................       6,327
               Series 1998-12 Cl. A9
   5,000       6.750%--06/25/2028(10)......................       4,931
                                                             ----------
                                                                 11,258
                                                             ----------
             PNC Mortgage Securities Corp. REMIC(3)
               Series 1998-14 Cl. 3A3
  17,633       6.500%--02/25/2029..........................      16,939

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MORTGAGE-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
               Series 1999-4 Cl. 1A8
 $ 9,800       6.200%--06/25/2029..........................  $    9,863
                                                             ----------
                                                                 26,802
                                                             ----------
             Prudential Home Mortgage Securities Co.
               REMIC(3)
               Series 1993-29 Cl. A8
   5,131       6.750%--08/25/2008(10)......................       5,180
             Residential Asset Securitization Trust
               Pass Thru Certificate
               Series 1998-A13
   6,931       6.500%--12/25/2028(10)......................       6,841
               Series 2000-A2 Cl. NB1
   3,035       8.000%--04/25/2030(10)......................       3,095
                                                             ----------
                                                                  9,936
                                                             ----------
             Residential Funding Mortgage Securities I Inc.
               Series 1997-S8 Cl. A9
   9,336       7.500%--06/25/2027(10)......................       9,558
             Resolution Trust Corp. REMIC(3)
               Pass Thru Certificate
               Series 1991-3 Cl. 1L
   2,227       8.682%--08/25/2021(8,10)....................       2,221
             Sears Mortgage Securities Corp.
               Series 92 Cl. A
     334       6.921%--10/25/2022(2,8).....................         338
             SLM Student Loan Trust
               Series 1997-2 Cl. A1
   1,339       5.202%--10/25/2005(2,8,10)..................       1,342
               Series 1997-3 Cl. A1
   3,794       6.403%--04/25/2006(8,10)....................       3,785
                                                             ----------
                                                                  5,127
                                                             ----------
             Structured Asset Mortgage Investments Inc.
               REMIC(3)
               Series 1998-9 Cl. 1A3
   5,000       6.250%--11/25/2028..........................       4,682
                                                             ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS..................     177,976
                                                             ----------
OTHER MORTGAGE-BACKED SECURITIES
             Asset Backed Securities Corp.
               Series 1999 Cl. A
   4,549       6.515%--03/18/2029(8,10)....................       4,565
             EQCC Home Equity Loan Trust
               Series 1999-2 Cl. A1F
     701       6.050%--01/25/2010(10)......................         700
             Federal Home Loan Mortgage Corp.
               Series 2259 Cl. ZD
  20,590       7.000%--10/15/2030..........................      20,023
             Federal Home Loan Mortgage Corp.
               Pass Thru Certificates
      34       8.000%--06/01/2011..........................          35
      34       8.500%--02/01/2017(10)......................          36
     548       8.190%--06/01/2024(7,10)....................         563
                                                             ----------
                                                                    634
                                                             ----------
             Federal Home Loan Mortgage Corp. TBA
               May Delivery
  15,000       7.000%--12/31/2099..........................      15,136
             Federal Housing Authority Project
               221 Grey 98-4
   7,623       7.430%--10/01/2020(10)......................       7,597
               221D4 Banco-5
     623       7.400%--02/01/2021..........................         619
               221D4 Banco-15
     243       7.450%--05/01/2021..........................         242

MORTGAGE-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
               223C Reilly-52
 $   283       5.150%--06/01/2018..........................  $      263
                                                             ----------
                                                                  8,721
                                                             ----------
             Federal National Mortgage Association
  20,634       7.271%--10/01/2040..........................      21,232
             Federal National Mortgage Association
               Pass Thru Certificates
      56       9.000%--03/01/2005(10)......................          59
     774       9.000%--11/01/2009(10)......................         808
       6       8.500%--12/01/2009..........................           6
      18       9.500%--04/01/2011..........................          19
                                                             ----------
                                                                    892
                                                             ----------
             Federal National Mortgage Association TBA(6)
               May Delivery
   1,000       6.000%--12/31/2099..........................         965
   3,000       7.000%--12/31/2099..........................       3,025
                                                             ----------
                                                                  3,990
                                                             ----------
             Government National Mortgage Association
   5,412       6.000%--01/15/2029..........................       5,265
   8,439       6.000%--02/15/2029..........................       8,214
   5,305       6.000%--03/15/2029..........................       5,161
   4,295       6.000%--04/15/2029..........................       4,179
   2,312       6.000%--05/15/2029..........................       2,248
     548       6.000%--06/15/2029..........................         533
   5,674       6.000%--07/15/2029..........................       5,525
     119       6.000%--08/15/2029..........................         116
   2,426       6.000%--09/15/2029..........................       2,361
     109       6.000%--10/15/2029..........................         106
     103       6.000%--11/15/2029..........................         100
     426       6.000%--10/15/2030..........................         414
                                                             ----------
                                                                 34,222
                                                             ----------
             Government National Mortgage Association
               TBA(6)
               May Delivery
  21,000       6.000%--05/21/2031..........................      20,409
 149,500       6.500%--05/21/2031..........................     148,332
 130,000       7.000%--05/21/2031..........................     131,422
                                                             ----------
                                                                300,163
                                                             ----------
             Government National Mortgage Association II(7)
     872       6.375%--03/20/2017(10)......................         882
     379       6.750%--08/15/2017..........................         364
   1,878       7.750%--08/20/2022(10)......................       1,916
   1,193       7.750%--09/20/2023(10)......................       1,217
     272       7.375%--05/20/2024(10)......................         276
      37       6.750%--07/20/2024..........................          38
   2,609       7.750%--09/20/2024(10)......................       2,661
     252       7.625%--12/20/2024(10)......................         257
     951       6.375%--01/20/2025(10)......................         961
     840       6.375%--02/20/2025(10)......................         849
     196       7.625%--10/20/2025..........................         200
     399       7.625%--10/20/2025(10)......................         408
   1,693       7.625%--11/20/2025(10)......................       1,728
     457       7.625%--12/20/2026(10)......................         466
   3,482       7.750%--07/20/2027..........................       3,548
                                                             ----------
                                                                 15,771
                                                             ----------
             Government National Mortgage Association II
               TBA(6)
               May Delivery
  13,000       6.000%--05/21/2031..........................      12,573
  20,600       6.500%--05/21/2031..........................      20,355
  13,000       7.000%--05/21/2031..........................      13,093
                                                             ----------
                                                                 46,021
                                                             ----------

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MORTGAGE-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
             Small Business Administration
               Pass Thru Certificate
 $ 1,996       7.449%--08/01/2010..........................  $    2,128
   4,400       6.290%--01/01/2021..........................       4,330
                                                             ----------
                                                                  6,458
                                                             ----------
TOTAL OTHER MORTGAGE-BACKED SECURITIES.....................     478,528
                                                             ----------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $657,524)..........................................     656,504
                                                             ----------

U.S. GOVERNMENT OBLIGATIONS--14.3%
             U.S. Treasury Bond STRIPS(11)
   2,900       0.010%--02/15/2015..........................       1,273
   6,100       0.010%--02/15/2019..........................       2,055
  30,700       0.010%--11/15/2021..........................       8,691
                                                             ----------
                                                                 12,019
                                                             ----------
             U.S. Treasury Bonds
   1,300       8.125%--08/15/2021..........................       1,636
   2,028       3.625%--04/15/2028(4).......................       2,064
  12,800       5.500%--08/15/2028..........................      12,092
  15,648       3.875%--04/15/2029(4).......................      16,646
                                                             ----------
                                                                 32,438
                                                             ----------
             U.S. Treasury Notes
  24,271       3.625%--07/15/2002(4,10)....................      24,741
  12,300       6.750%--05/15/2005..........................      13,283
   4,609       3.375%--01/15/2007(4).......................       4,686
   3,657       3.625%--01/15/2008(4).......................       3,755
  37,599       3.875%--01/15/2009(4).......................      39,161
                                                             ----------
                                                                 85,626
                                                             ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $129,513)..........................................     130,083
                                                             ----------

MUNICIPAL BONDS--2.2%
             Chicago Illinois Sales Tax Rev
   7,000       5.375%--01/01/2030..........................       6,874
             Massachusetts State Water Resources Authority
               Series B
  11,000       4.750%--12/01/2021..........................      10,041
             School District of Philadelphia Series A
   3,700       4.750%--04/01/2027..........................       3,324
                                                             ----------
TOTAL MUNICIPAL BONDS
  (Cost $20,203)...........................................      20,239
                                                             ----------
SHORT-TERM INVESTMENTS--10.2%
 COMMERCIAL PAPER
             Abbey National
     987       5.010%--08/06/2001..........................         987
   2,367       5.040%--08/08/2001..........................       2,367
                                                             ----------
                                                                  3,354
                                                             ----------
             ANZ Delaware Inc.
   3,466       4.210%--07/23/2001..........................       3,466
             Becton, Dickinson & Co.
   1,186       4.800%--07/25/2001..........................       1,186

SHORT-TERM INVESTMENTS--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
-----------------------------------------------------------------------
             Federal Home Loan Banks
 $ 3,730       4.070%--10/12/2001..........................  $    3,730
             Federal National Mortgage Association
   7,861       3.860%--10/04/2001..........................       7,861
             Gannett Co. Inc.
   1,500       5.000%--05/03/2001..........................       1,500
   9,390       5.000%--05/09/2001..........................       9,390
                                                             ----------
                                                                 10,890
                                                             ----------
             General Electric Capital Corp.
   6,936       4.220%--07/18/2001..........................       6,936
   7,034       4.220%--07/19/2001..........................       7,034
                                                             ----------
                                                                 13,970
                                                             ----------
             Glaxo Wellcome plc
     999       4.940%--05/09/2001..........................         999
             Halifax Group plc
   1,184       4.930%--08/08/2001..........................       1,184
             Merck & Co. Inc.
   1,897       4.920%--05/11/2001..........................       1,897
             National Rural Utilities
   8,472       4.910%--05/25/2001..........................       8,472
             SBC Communications Inc. Yrs 1&2
   1,595       4.930%--05/23/2001..........................       1,595
             UBS Finance Inc. Yrs 1&2
     298       5.920%--06/06/2001..........................         298
   1,383       4.620%--08/02/2001..........................       1,383
     789       4.760%--08/15/2001..........................         789
     986       4.820%--08/15/2001..........................         986
   7,871       4.580%--09/05/2001..........................       7,871
   3,449       4.110%--09/06/2001..........................       3,449
   6,881       4.580%--09/12/2001..........................       6,881
   6,874       4.580%--09/19/2001..........................       6,874
                                                             ----------
                                                                 28,531
                                                             ----------
             Verizon Global Funding Corp.
   2,179       4.250%--07/19/2001..........................       2,179
                                                             ----------
TOTAL COMMERCIAL PAPER.....................................      89,314
                                                             ----------
REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
             Trust dated April 30, 2001 due May 1, 2001 at
             4.100% collateralized by a U.S. Treasury Note
             6.125% December 31, 2001, par value of $3,700
             (repurchase proceeds of $3,824 when closed on
   3,746     May 1, 2001)..................................       3,746
                                                             ----------
U.S. TREASURY BILLS
             U.S. Treasury Bills
     424       5.015%--05/17/2001..........................         424
                                                             ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $93,484)...........................................      93,484
                                                             ----------
TOTAL INVESTMENTS--143.0%
  (Cost $1,305,402)........................................   1,303,976
CASH AND OTHER ASSETS, LESS LIABILITIES--(43.0%)...........
                                                               (392,278)
                                                             ----------
TOTAL NET ASSETS--100.0%...................................  $  911,698
                                                             ==========

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

TBA SALE COMMITMENTS WHICH WERE OPEN AT APRIL 30, 2001 ARE AS FOLLOWS:

                                                         PRINCIPAL
                                                           AMOUNT              COUPON                                  VALUE
DESCRIPTION                                                (000S)               RATE           DELIVERY DATE           (000S)
-----------                                              ---------             ------         ---------------          ------
Government National Mortgage Assoc. II (proceeds
  receivable $5,050)............................           $5,000              7.00%          May-01                  $ 5,035

FUTURES CONTRACTS WHICH WERE OPEN AT APRIL 30, 2001 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                             AGGREGATE                             APPRECIATION/
                                                         NUMBER OF           FACE VALUE                            (DEPRECIATION)
                  DESCRIPTION                            CONTRACTS             (000S)         EXPIRATION DATE          (000S)
                  -----------                            ---------           ----------       ---------------      --------------
U.S. Treasury Bond--20 Yr. (Buy)................            493               $ 49,300        Jun-01                  $(2,130)
U.S. Treasury Note--5 Yr. (Sell.................             59                  5,900        Jun-01                       65
U.S. Treasury Note--10 Yr. (Sell)...............             33                  3,300        Jun-01                       72
Municipal Bond Index Futures (Buy)..............              8                      8        Jun-01                      (27)
Eurodollar Futures (Buy)........................             42                 10,500        Jun-02                      (29)
Eurodollar Futures (Buy)........................             42                 10,500        Sep-02                      (33)
Eurodollar Futures (Buy)........................             42                 10,500        Dec-02                      (37)
Eurodollar Futures (Buy)........................             42                 10,500        Mar-03                      (42)
Euribor Futures (Buy)...........................             16               E  4,000        Jun-01                       12
Euribor Futures (Buy)...........................            114                 28,500        Mar-02                      (20)
Germany Federal Republic Bonds--10 Yr. (Buy)....            582                 58,200        Jun-01                     (771)
Japan Government Bonds--10 Yr. (Sell)...........              2               Y200,000        Jun-01                       (5)
                                                                                                                      -------
                                                                                                                      $(2,945)
                                                                                                                      =======

WRITTEN OPTIONS WHICH WERE OPEN AT APRIL 30, 2001 ARE AS FOLLOWS:

                                                         NUMBER OF
                                                          SHARES/                                                      VALUE
DESCRIPTION                                              CONTRACTS          STRIKE PRICE      EXPIRATION DATE          (000S)
-----------                                              ---------          ------------      ---------------          ------
Government National Mortgage Association
  (Put).........................................         12,000,000           $ 92.63         Jan-04                   $  --
U.S. Treasury Notes--10 Yr. Futures (Call)......                483            108.00         May-01                     (15)
U.S. Treasury Notes--10 Yr. Futures (Call)......                 40            107.00         May-01                      (3)
U.S. Treasury Notes--10 Yr. Futures (Put).......                166            105.00         May-01                    (259)
Euro Futures (Put)..............................          5,900,000              0.88         May-01                     (50)
Euro Futures (Put)..............................         10,800,000              0.88         May-01                    (105)
Euro Futures (Put)..............................          5,200,000              0.88         Jun-01                     (55)
Euro Futures (Put)..............................          4,600,000              0.82         Nov-01                     (48)
Euro Futures (Put)..............................          1,800,000              0.82         Dec-01                     (20)
Eurodollar Futures (Put)........................                 89             95.00         Dec-01                     (27)
Eurodollar Futures (Put)........................                403             95.25         Dec-01                    (191)
                                                                                                                       -----
  Written options outstanding, at value
    (premiums received of $931).................                                                                       $(773)
                                                                                                                       =====

FIXED INCOME INVESTMENTS SOLD SHORT AT APRIL 30, 2001 ARE AS FOLLOWS:

  PAR
 VALUE                                                                           VALUE
(000S)                                 SECURITY                                  (000S)
------                                 --------                                  ------
$12,700      Federal Republic of Germany.................................       $11,445
 12,300      U.S. Treasury Note..........................................        13,283
                                                                                -------
             TOTAL FIXED INCOME INVESTMENTS SOLD SHORT
             (proceeds $25,489)..........................................       $24,728
                                                                                =======

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SWAP AGREEMENTS AT APRIL 30, 2001 ARE AS FOLLOWS:

                                                                                                                UNREALIZED
   PAR                                                                                                         APPRECIATION
  VALUE                                                                                                       (DEPRECIATION)
  (000S)                             DESCRIPTION                                     COUNTER PARTY                (000S)
  ------                             -----------                                     -------------            --------------
Y  580,000   To make or receive semi-annual payments through 04/14/2008      Goldman Sachs Capital Markets
             based on the difference between (A) the 10 year fixed           New York
             interest rate of 2.295% over (B) the 10 year floating rate
             adjusted every six months based upon the JPY-LIBOR-BBA.                                              $ (430)
   377,000   To make or receive semi-annual payments through 04/15/2008      Goldman Sachs Capital Markets
             based on the difference between (A) the 10 year fixed           New York
             interest rate of 2.305% over (B) the 10 year floating rate
             adjusted every six months based upon the JPY-LIBOR-BBA.                                                (281)
 1,065,000   To make or receive semi-annual payments through 01/11/2011      Morgan Stanley Capital
             based on the difference between (A) the 10 year fixed           Services
             interest rate of 1.805% over (B) the 10 year floating rate
             adjusted every six months based upon the JPY-LIBOR-BBA.                                                (343)
L    4,400   To make or receive semi-annual payments through 02/02/2004      Goldman Sachs Capital Markets
             based on the difference between (A) the 10 year fixed           New York
             interest rate of 5.633% over (B) the 10 year floating rate
             adjusted every six months based upon the GBP-LIBOR-BBA.                                                  19
    14,700   To make or receive semi-annual payments through 02/02/2004      Morgan Stanley Capital
             based on the difference between (A) the 10 year fixed           Services
             interest rate of 5.626% over (B) the 10 year floating rate
             adjusted every six months based upon the GBP-LIBOR-BBA.                                                  59
     5,500   To make or receive semi-annual payments through 03/15/2006      Goldman Sachs Capital Markets
             based on the difference between (A) the 10 year fixed           New York
             interest rate of 5.250% over (B) the 10 year floating rate
             adjusted every six months based upon the GBP-LIBOR-BBA.                                                 (51)
     3,700   To make or receive semi-annual payments through 03/15/2006      J.P. Morgan Securities
             based on the difference between (A) the 10 year fixed
             interest rate of 5.250% over (B) the 10 year floating rate
             adjusted every six months based upon the GBP-LIBOR-BBA.                                                 (32)
    10,400   To make or receive semi-annual payments through 09/19/2002      J.P. Morgan Securities
             based on the difference between (A) the 10 year fixed
             interest rate of 5.250% over (B) the 10 year floating rate
             adjusted every six months based upon the GBP-LIBOR-BBA.                                                  11
    10,400   To make or receive semi-annual payments through 03/19/2006      J.P. Morgan Securities
             based on the difference between (A) the 10 year fixed
             interest rate of 5.250% over (B) the 10 year floating rate
             adjusted every six months based upon the GBP-LIBOR-BBA.                                                (200)
     7,400   To make or receive semi-annual payments through 03/19/2006      Goldman Sachs Capital Markets
             based on the difference between (A) the 10 year fixed           New York
             interest rate of 5.250% over (B) the 10 year floating rate
             adjusted every six months based upon the GBP-LIBOR-BBA.                                                 (67)
$    9,800   To make or receive semi-annual payments through 06/15/2006      Goldman Sachs Capital Markets
             based on the difference between (A) the 10 year fixed           New York
             interest rate of 6.000% over (B) the 10 year floating rate
             adjusted every six months based upon the USD-LIBOR-BBA.                                                 131
    23,000   To make or receive semi-annual payments through 06/15/2006      Morgan Stanley Capital
             based on the difference between (A) the 10 year fixed           Services
             interest rate of 6.000% over (B) the 10 year floating rate
             adjusted every six months based upon the USD-LIBOR-BBA.                                                 306
     6,400   To make or receive semi-annual payments through 06/15/2006      Bank of America
             based on the difference between (A) the 10 year fixed
             interest rate of 6.000% over (B) the 10 year floating rate
             adjusted every six months based upon the USD-LIBOR-BBA.                                                  85
                                                                                                                  ------
                                                                                                                  $ (793)
                                                                                                                  ======

------------

 1  MTN after the name of a security stands for Medium Term Note.

 2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, these securities were valued at $121,180 or 13.3% of net assets.

 3 REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

 4 Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

 5 Interest only (IO) securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These are subject to the risk of accelerated principal paydowns. The amount represents the notional amount on which current interest is calculated.

 6 TBA's are mortgage-backed securities traded under delayed delivery commitments, settling after April 30, 2001. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBA's is not earned until settlement date. (See Note 2 to the Financial Statements).

 7 Variable rate security. The stated rate represents the rate in effect at April 30, 2001.

 8 Floating rate security. The stated rate represents the rate in effect at April 30, 2001.

 9 Step Coupon security. The rate will step 1.07% per month until the coupon reaches 15%.

10 At April 30, 2001, securities held by the Fund were pledged to cover margin requirements for open future contracts and written options on futures contracts. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $583,030.

11 Separate trading of registered interest and principal of securities (STRIPS) is a prestripped zero-coupon bond that is a direct obligation of the U.S. Treasury.

 E  Euro.

 Y  Japanese Yen.

 L  British Pound.
    The accompanying notes are an integral part of the financial statements.

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2001 (UNAUDITED)

TOTAL INVESTMENTS (% OF NET ASSETS)
(Excludes net cash and short-term investments of 0.0%)



    Corporate Bonds & Notes
                                              8.0

    U.S. Government Obligations
                                              19.9

    Mortgage-Backed Securities
                                              25.7

    Asset-Backed Securities
                                              46.4


ASSET-BACKED SECURITIES--46.4%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
----------------------------------------------------------------------
             Arcadia Automobile Receivables Trust
               Series 1998-B Cl. A5
 $ 5,500       6.060%--06/15/2006(4)........................  $  5,583
             Beneficial Home Equity Loan Trust
               Series 1996-1 Cl. A
   1,109       4.641%--04/28/2026(3,4)......................     1,110
             BMW Vehicle Owner Trust
               Series 1999-A Cl. A2
     224       6.160%--12/25/2001(4)........................       224
             Campobello Master Trust
               Series 1999-1A Cl. B
   3,000       5.589%--12/15/2006(1,3,4)....................     3,008
             CIT Marine Trust
               Series 1999-A Cl. A2
   2,000       5.800%--04/15/2010(4)........................     2,022
             CIT RV Trust
               Series 1999-A Cl. A3
   3,300       5.960%--04/15/2011(4)........................     3,334
             CNH Equipment Trust
               Series 2000-B Cl. A2
   2,963       6.870%--02/15/2004(4)........................     3,004
             Felco Funding III LLC.
               Series 2000-1 Cl. A3
   4,000       7.585%--06/15/2004(1,4)......................     4,129
             Green Tree Financial Corp.
               Series 1996-10 Cl. A4
     924       6.420%--11/15/2028(4)........................       931
             Honda Auto Receivables Owner Trust
               Series 2000-1 Cl. A2
   3,000       5.150%--06/18/2003(4)........................     3,020
             Household Automotive Trust
               Series 2000-3 Cl. A2
   5,000       6.960%--10/17/2003(4)........................     5,076
             Ikon Receivables LLC
               Series 1999-1 Cl. A4
   2,975       6.230%--05/15/2005...........................     3,020
             Navistar Financial Owner Trust
               Series 2000-B Cl. A2
   4,000       6.660%--10/15/2003(4)........................     4,053
             Norwest Asset Securities Corp.
               Pass Thru Certificates
               Series 1999-16 Cl. A1
   6,000       6.000%--06/25/2029(4)........................     6,000

ASSET-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
----------------------------------------------------------------------
             Saxon Asset Securities Trust
               Series 1999-2 Cl. MV2
 $ 1,500       5.456%--05/25/2029(3,4)......................  $  1,507
               Series 2001-1 Cl. AF4
   2,000       6.310%--03/25/2026...........................     1,962
                                                              --------
                                                                 3,469
                                                              --------
             Signet Helco Trust
               Series 1995-A Cl. A
     914       5.320%--06/20/2000(3,4)......................       916
             Toyota Auto Receivables Owner Trust
               Series 2000-A Cl. A2
   3,459       7.120%--12/15/2002(4)........................     3,488
                                                              --------
TOTAL ASSET-BACKED SECURITIES
  (Cost $51,479)............................................    52,387
                                                              --------

CORPORATE BONDS & NOTES--8.0%
             AERCO Ltd. Cl. A3
   4,000       5.483%--07/15/2025(3,4)......................     3,998
             Canadian Imperial Bank
   2,000       4.610%--04/19/2002...........................     1,998
             Standard Credit Card Master Trust I
               Series 1994-4 Cl. A
   3,000       8.250%--11/07/2003...........................     3,064
                                                              --------
TOTAL CORPORATE BONDS & NOTES
  (Cost $9,040).............................................     9,060
                                                              --------

MORTGAGE-BACKED SECURITIES--25.7%
COLLATERALIZED MORTGAGE OBLIGATIONS
             Contimortgage Home Equity Loan Trust
               Pass Thru Certificates
               Series 1998-3 Cl. A10
     252       5.840%--05/15/2016(4)........................       253
             Federal Home Loan Mortgage Corp.
   3,150       5.250%--02/15/2004...........................     3,174
   1,379       6.000%--08/15/2018...........................     1,388
                                                              --------
                                                                 4,562
                                                              --------
             Federal Home Loan Mortgage Corp.
               Pass Thru Certificates
               Series T-31 Cl. A3
   1,750       6.276%--11/25/2016...........................     1,771
             Federal National Mortgage Association REMIC(2)
               Series 1996-70 Cl. PD
   1,217       6.250%--07/25/2018(4)........................     1,220
             Federal National Mortgage Association
  10,000       4.750%--03/15/2004(4)........................     9,938
             Structured Asset Securities Corp.
               Series 2001-4A Cl. A2
  11,249       5.500%--03/25/2031...........................    11,260
                                                              --------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $29,010)............................................    29,004
                                                              --------

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

U.S. GOVERNMENT OBLIGATIONS--19.9%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
----------------------------------------------------------------------
             U.S. Treasury Notes
 $ 7,900       4.750%--01/31/2003...........................  $  7,961
  11,500       4.250%--03/31/2003(4)........................    11,489
   3,000       5.750%--11/15/2005...........................     3,105
                                                              --------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $22,560)............................................    22,555
                                                              --------

SHORT-TERM INVESTMENTS--5.5%
 COMMERCIAL PAPER
             Svenska Handelsbanken Ab
   2,000       7.120%--05/04/2001...........................     2,000
                                                              --------
REPURCHASE AGREEMENT
             Repurchase Agreement with State Street Bank &
             Trust dated April 30, 2001 due May 1, 2001 at
             4.400% collateralized by a U.S. Treasury Note
             6.000% August 15, 2009, par value of $3,650
             (repurchase proceeds of $3,849 when closed on
   3,769     May 1, 2001)...................................     3,769
                                                              --------
U.S. TREASURY BILLS
             U.S. Treasury Bills
     500       0.000%--09/27/2001(5)........................       493
                                                              --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,262).............................................     6,262
                                                              --------
TOTAL INVESTMENTS--105.5%
  (Cost $118,351)...........................................   119,268
CASH AND OTHER ASSETS, LESS LIABILITIES--(5.5%).............    (6,263)
                                                              --------
TOTAL NET ASSETS--100.0%....................................  $113,005
                                                              ========

          ------------------------------------------------------------

FUTURES CONTRACTS WHICH WERE OPEN AT APRIL 30, 2001 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                              AGGREGATE                            APPRECIATION/
                                                               NUMBER OF      FACE VALUE                           (DEPRECIATION)
DESCRIPTION                                                    CONTRACTS        (000S)        EXPIRATION DATE          (000S)
-----------                                                    ---------      ----------      ---------------      --------------
U.S. Treasury Note -- 5 Yr. (Buy)........................         20            $2,000             Jun-01               $(13)
U.S. Treasury Note -- 5 Yr. (Sell).......................         41             4,100             Jun-01                 68
U.S. Treasury Note -- 2 Yr. (Sell).......................         28             5,600             Jun-01                 20
                                                                                                                        ----
                                                                                                                        $ 75
                                                                                                                        ====

------------

 1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, these securities were valued at $7,137 or 6.32% of net assets.

 2 REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

 3 Floating rate security. The stated rate represents the rate in effect at April 30, 2001.

 4 At April 30, 2001, securities held by the Fund were pledged to cover margin requirements for open future contracts. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $91,117.

 5  Zero-coupon bond.

    The accompanying notes are an integral part of the financial statements.

HARBOR MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS--APRIL 30, 2001 (UNAUDITED)

TOTAL INVESTMENTS (% OF NET ASSETS)
(Excludes net cash of -2.3%)



    Repurchase Agreement
                                              3.9

    Bank Obligations
                                              18.4

    Commercial Paper
                                              80.0


BANK OBLIGATIONS--18.4%
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
----------------------------------------------------------------------
            Barclays plc
 $4,000       4.290%--04/25/2002............................  $  3,997
            Bayerische Hypoveren Bank
  4,000       7.250%--05/14/2001............................     4,000
            LandesBank Baden
  2,000       5.160%--08/13/2001............................     2,001
            LandesBank Hessen Thuringen
  3,400       6.010%--09/04/2001............................     3,400
  2,000       5.450%--01/08/2002............................     2,001
                                                              --------
                                                                 5,401
                                                              --------
            Svenska Handelsbanken Ab
  3,500       5.320%--07/25/2001............................     3,500
            Toronto Dominion Bank
  4,000       6.160%--06/22/2001............................     4,000
            UBS AG
  2,200       4.530%--10/15/2001............................     2,200
                                                              --------
TOTAL BANK OBLIGATIONS
  (Cost $25,099)............................................    25,099
                                                              --------
COMMERCIAL PAPER--80.0%
            Abbey National plc
  5,000       5.730%--07/03/2001............................     4,950
            Bank of Montreal
  6,700       4.563%--05/01/2001............................     6,700
            Bank of Nova Scotia
  5,000       5.230%--05/15/2001............................     4,990
            Bank of Scotland Treasury Service plc
  4,000       5.000%--05/09/2001............................     3,995
            Banque Et Caisse D'Epargne
  4,000       4.750%--06/29/2001............................     3,967
            Bayerische Landesbank
  4,000       4.570%--10/02/2001............................     4,000
            Canadian Imperial Bank
  5,500       7.420%--06/04/2001............................     5,511
            CommerzBank AG
  2,500       5.090%--05/31/2001............................     2,500
    800       5.040%--02/26/2002............................       804
                                                              --------
                                                                 3,304
                                                              --------

COMMERCIAL PAPER--CONTINUED
PRINCIPAL
 AMOUNT                                                        VALUE
 (000S)                                                        (000S)
----------------------------------------------------------------------
            Credit Agricole Indosuez
 $3,500       6.890%--08/31/2001............................  $  3,515
            Danske Bank A/S
  6,700       4.656%--05/01/2001............................     6,700
            Deutsche Bank AG
  4,000       4.500%--08/24/2001............................     3,939
            Halifax plc Yrs 1&2
  4,500       6.000%--06/07/2001............................     4,472
            McGraw Hill Inc.
  4,500       6.180%--06/08/2001............................     4,471
            National Westminster Bank plc
  5,000       5.010%--06/06/2001............................     5,000
            Paccar Financial Corp.
  2,000       4.350%--12/14/2001............................     1,945
            Province De Quebec
  5,500       4.730%--08/10/2001............................     5,428
            Rabobank Nederland NV
  5,500       4.910%--08/28/2001............................     5,502
            Sigma Finance Inc. Yrs 1&2
  4,500       6.410%--05/23/2001............................     4,482
            Societe Generale Cayman
  5,000       4.563%--10/17/2001............................     4,895
            Southtrust Bank North America
  5,000       6.620%--05/29/2001............................     5,001
            State Street Corp.
  6,700       4.563%--05/01/2001............................     6,700
            Svenska Handelsbanken Ab
  2,000       4.750%--09/05/2001............................     1,967
            UBS Finance Inc. Yrs 1&2
  3,500       6.010%--09/04/2001............................     3,502
            Westpac Banking Corp. Yrs 1&2
  4,000       5.130%--06/29/2001............................     3,966
                                                              --------
TOTAL COMMERCIAL PAPER
  (Cost $108,902)...........................................   108,902
                                                              --------

REPURCHASE AGREEMENT--3.9%
(Cost $5,241)
            Repurchase Agreement with State Street Bank &
            Trust dated April 30, 2001 due May 1, 2001 at
            4.400% collateralized by a U.S. Treasury Note
            5.500% August 31, 2001, par value of $5,275
            (repurchase proceeds of $5,348 closed on May 1,
  5,241     2001)...........................................     5,241
                                                              --------
TOTAL INVESTMENTS--102.3%
  (Cost $139,242)(1)........................................   139,242
CASH AND OTHER ASSETS, LESS LIABILITIES--(2.3%).............    (3,107)
                                                              --------
TOTAL NET ASSETS--100.0%....................................  $136,135
                                                              ========

------------

1  The aggregate identified cost on a tax basis is the same.

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF ASSETS AND LIABILITIES--APRIL 30, 2001 (UNAUDITED)

(All amounts in Thousands, except per share amounts)

                                                                HARBOR                  HARBOR
                                                                MID CAP     HARBOR     SMALL CAP
                                                                GROWTH      GROWTH      GROWTH
------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS, AT IDENTIFIED COST*............................    $10,879    $164,547     $8,824
================================================================================================
Investments, at value.......................................    $10,335    $165,261     $8,765
Repurchase agreements.......................................        374          --        564
Cash........................................................         --           1         --
Cash on deposit with broker for investments sold short......         --          --         --
Foreign currency, at value (cost: $0; $0; $0; $481; $0; $0;
  $0; $0; $0; $0; $0; $0)...................................         --          --         --
Receivables for:
  Investments sold..........................................         49       1,335        234
  Capital shares sold.......................................         41         235         21
  Dividends.................................................         --          --          1
  Interest..................................................         --          45         --
  Variation margin on futures contracts.....................         --          --         --
Deferred organization costs.................................         --          --         --
Withholding tax receivable..................................         --          --         --
Other assets................................................          2          23          6
------------------------------------------------------------------------------------------------
       TOTAL ASSETS.........................................     10,801     166,900      9,591
LIABILITIES
Payables for:
  Investments purchased.....................................        208          --         --
  Capital shares reacquired.................................         --         583         51
  Dividends to shareholders.................................         --          --         --
  Investments sold short, at value (proceeds $0; $0; $0; $0;
     $0; $0; $0; $0; $11,281; $25,489; $0; $0)..............         --          --         --
  Written options, at value (premiums received $0; $0; $0;
     $0; $0; $0; $0; $0; $0; $931; $0; $0)..................         --          --         --
  Swap agreements...........................................         --          --         --
  Interest on swap agreements...............................         --          --         --
  Open forward currency contracts...........................
  Variation margin on futures contracts.....................         --          --         --
  Dividends payable on investments sold short...............         --          --         --
Accrued expenses:
  Adviser's fees............................................          4         162          4
  Trustees' fees............................................         --           1         --
  Transfer agent's fees.....................................          4          21          3
  Other.....................................................          1           1          3
  TBA sale commitments at value (proceeds receivable $0; $0;
     $0; $0; $0; $0; $0; $0; $0; $5,050; $0; $0)............         --          --         --
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES....................................        217         768         61
NET ASSETS..................................................    $10,584    $166,132     $9,530
================================================================================================
Net assets consist of:
  Paid-in capital...........................................    $11,873    $169,512     $9,287
  Undistributed/(overdistributed) net investment income.....        (30)          8         (9)
  Accumulated net realized gain/(loss)......................     (1,089)     (4,102)      (253)
  Unrealized appreciation/(depreciation) of investments,
     swap agreements, written options, foreign currency,
     investments sold short and translation of assets and
     liabilities in foreign currencies......................       (170)        714        505
  Unrealized appreciation/(depreciation) of futures and
     forward contracts......................................         --          --         --
------------------------------------------------------------------------------------------------
                                                                $10,584    $166,132     $9,530
================================================================================================
Shares of beneficial interest...............................      1,352      11,636        932
Net asset value, offering and redemption price per share....    $  7.83    $  14.28     $10.22

------------

*  Including repurchase agreements and short-term investments.

    The accompanying notes are an integral part of the financial statements.

   HARBOR                          HARBOR                                                                     HARBOR
INTERNATIONAL      HARBOR         CAPITAL           HARBOR           HARBOR        HARBOR      HARBOR         SHORT
   GROWTH       GLOBAL EQUITY   APPRECIATION   INTERNATIONAL II   INTERNATIONAL    VALUE        BOND         DURATION
------------------------------------------------------------------------------------------------------------------------
 $  848,231        $5,867        $6,998,363        $106,503        $2,876,135     $124,866   $1,305,402      $118,351
========================================================================================================================
 $  778,009        $5,428        $7,287,672        $107,812        $4,479,261     $133,712   $1,300,230      $115,499
         --           562                --              --                --           --        3,746         3,769
          1            27                --              39             3,222          417           18             1
         --            --                --              --                --       12,901           --            --
        480            --                --              --                --           --           --            --
     11,827           334           100,780             182             8,205        3,994       52,493            --
        108           170             9,318               7               957          182        9,059           542
      1,966             7             1,482             250            19,679          122           --            --
          3            --                26               1               345           --       10,991           791
         --            --                --              --                --           --          100             2
         --            --                --               2                --           --           --            --
        688            --                --             216             8,279           --           --            --
          2            --               391               3                 5           23            2            12
------------------------------------------------------------------------------------------------------------------------
    793,084         6,528         7,399,669         108,512         4,519,953      151,351    1,376,639       120,616
      4,877           736            91,547             182             4,934        1,555      429,975         7,259
      4,740            12             4,629              93             5,066          552          883           315
         --            --                --              --                --           --           --             8
         --            --                --              --                --       12,077       24,728            --
         --            --                --              --                --           --          773            --
         --            --                --              --                --           --          793            --
         --            --                --              --                --           --        1,246            --
         --            --                --              --                --           37          538            --
         --            --                --              --                --           27           --            --
        402             2             3,204              52             2,825           58          346            18
          2            --                12              --                 2           --           --            --
         71             1               293              14               202            8           31             1
        278             6                41              27             2,851            1          593            10
         --            --                --              --                --           --        5,035            --
------------------------------------------------------------------------------------------------------------------------
     10,370           757            99,726             368            15,880       14,315      464,941         7,611
 $  782,714        $5,771        $7,299,943        $108,144        $4,504,073     $137,036   $  911,698      $113,005
========================================================================================================================
 $1,035,281        $6,250        $7,855,997        $107,805        $2,840,190     $131,133   $  907,521      $137,405
       (468)           11             5,759          (1,026)           (6,468)          44        6,738             2
   (181,763)         (613)         (851,122)             76            68,148       (2,689)       2,082       (25,394)
    (70,336)          123           289,309           1,289         1,602,203        8,050       (1,698)          917
         --            --                --              --                --          498       (2,945)           75
------------------------------------------------------------------------------------------------------------------------
 $  782,714        $5,771        $7,299,943        $108,144        $4,504,073     $137,036   $  911,698      $113,005
========================================================================================================================
     64,048           647           223,924           8,484           136,277        9,538       80,688        13,108
 $    12.22        $ 8.92        $    32.60        $  12.75        $    33.05     $  14.37   $    11.30      $   8.62

   HARBOR         HARBOR
INTERNATIONAL     MONEY
   GROWTH         MARKET
-------------  ------------
 $  848,231      $139,242
=============
 $  778,009      $134,001
         --         5,241
          1            --
         --            --
        480            --
     11,827            --
        108           257
      1,966            --
          3         1,446
         --            --
         --            --
        688            --
          2            14
-------------
    793,084       140,959
      4,877         4,000
      4,740           758
         --            35
         --            --
         --            --
         --            --
         --            --
         --            --
         --            --
        402            16
          2            --
         71            14
        278             1
         --            --
-------------
     10,370         4,824
 $  782,714      $136,135
=============
 $1,035,281      $136,137
       (468)           --
   (181,763)           (2)
    (70,336)           --
         --            --
-------------
 $  782,714      $136,135
=============
     64,048       136,135
 $    12.22      $   1.00

HARBOR FUND
STATEMENT OF OPERATIONS--SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

(All amounts in Thousands)

                                                           HARBOR                                HARBOR                HARBOR
                                                           MID CAP            HARBOR            SMALL CAP           INTERNATIONAL
                                                           GROWTH             GROWTH             GROWTH                GROWTH
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends............................................    $     4           $     30             $   6               $   3,737
  Interest.............................................         12                991                20                     702
  Foreign taxes withheld...............................         --                 --                --                    (512)
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME..............................         16              1,021                26                   3,927
OPERATING EXPENSES:
  Investment advisory fees.............................         29                780                22                   3,626
  Shareholder communications...........................          1                 25                 1                      53
  Custodian fees.......................................          9                 13                 6                     358
  Transfer agent fees..................................          6                118                 5                     251
  Professional fees....................................          2                  5                 2                      21
  Trustees' fees and expenses..........................         --                  2                --                       8
  Registration fees....................................          5                 24                 4                      12
  Amortization of organization costs...................         --                 --                --                      --
  Insurance............................................         --                  1                --                       3
  Miscellaneous........................................          2                  4                 1                       8
---------------------------------------------------------------------------------------------------------------------------------
     Total operating expenses..........................         54                972                41                   4,340
  Advisory fee waived..................................         (8)                --                (6)                     --
  Other expense reimbursements and reductions..........         --                 (2)               --                     (20)
---------------------------------------------------------------------------------------------------------------------------------
     Net operating expenses............................         46                970                35                   4,320
  Dividend expense on investments sold short...........         --                 --                --                      --
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)...........................        (30)                51                (9)                   (393)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT
  TRANSACTIONS:
  Net realized gain/(loss) on:
     Investments.......................................     (1,089)            (4,092)             (253)               (161,179)
     Foreign currency transactions.....................         --                 --                --                     101
     Investments sold short............................         --                 --                --                      --
     Swap agreements...................................         --                 --                --                      --
     Futures contracts.................................         --                 --                --                      --
     Written options...................................         --                 --                --                      --
  Change in net unrealized appreciation/(depreciation)
     on:
     Investments, foreign currency, written options and
       investments sold short..........................       (170)           (93,151)              505                 (85,294)
     Swap agreements...................................         --                 --                --                      --
     Futures contracts.................................         --                 --                --                      --
     Translation of assets and liabilities in foreign
       currencies......................................         --                 --                --                      20
---------------------------------------------------------------------------------------------------------------------------------
  Net gain/(loss) on investment transactions...........     (1,259)           (97,243)              252                (246,352)
---------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS........................................    $(1,289)          $(97,192)            $ 243               $(246,745)
=================================================================================================================================

1  For the period February 1, 2001 (inception) through April 30, 2001.

    The accompanying notes are an integral part of the financial statements.

 HARBOR        HARBOR                                                              HARBOR    HARBOR
 GLOBAL       CAPITAL           HARBOR           HARBOR       HARBOR    HARBOR     SHORT     MONEY
EQUITY(1)   APPRECIATION   INTERNATIONAL II   INTERNATIONAL    VALUE     BOND     DURATION   MARKET
---------------------------------------------------------------------------------------------------
  $  20     $    23,437        $   849          $  54,869     $ 1,581   $    --    $   --    $   --
      6           7,918             37              4,381         370    26,577     3,020     4,042
     (1)           (375)          (137)            (8,660)         (4)       (3)       --        --
---------------------------------------------------------------------------------------------------
     25          30,980            749             50,590       1,947    26,574     3,020     4,042
      9          22,824            441             19,649         413     2,856       197       196
     --             270             11                191          10        36         2        18
      4             250             54              1,640          42        91        23        20
      1           1,297             54                917          46       175         8        85
     --             156              2                 80           2        12         2         2
     --              61              1                 31           1         5         1         1
      2             375             14                 12          13        21        12        13
     --              --              1                 --          --        --        --        --
     --               6              1                  5           1         2         1         1
     --              42              3                 23           3         6         3         3
---------------------------------------------------------------------------------------------------
     16          25,281            582             22,548         531     3,204       249       339
     (2)             --            (57)            (1,498)         --      (896)      (98)      (78)
     --             (60)            (2)               (22)         (1)       (9)       (8)       (7)
---------------------------------------------------------------------------------------------------
     14          25,221            523             21,028         530     2,299       143       254
     --              --             --                 --         107        --        --        --
---------------------------------------------------------------------------------------------------
     11           5,759            226             29,562       1,310    24,275     2,877     3,788
   (622)       (791,523)            68            106,414       2,322    11,699       437         2
      9              --              7            (38,231)         --    (1,084)       --        --
     --              --             --                 --          96    (1,367)       --        --
     --              --             --                 --          --    (3,259)       --        --
     --              --             --                 --      (3,140)    4,047        37        --
     --              --             --                 --          --       554        37        --
 123         (1,049,562)        (6,834)          (269,655)      5,879    11,369       703        --
     --              --             --                 --          --        (8)       --        --
     --              --             --                 --       1,191    (3,482)       55        --
     --              --              9                184          --       912        --        --
---------------------------------------------------------------------------------------------------
   (490)     (1,841,085)        (6,750)          (201,288)      6,348    19,381     1,269         2
---------------------------------------------------------------------------------------------------
  $(479)    $(1,835,326)       $(6,524)         $(171,726)    $ 7,658   $43,656    $4,146    $3,790
===================================================================================================

HARBOR FUND
STATEMENT OF CHANGES IN NET ASSETS
(All amounts in Thousands)

                                                                  HARBOR                         HARBOR
                                                              MID CAP GROWTH                     GROWTH
                                                              --------------         -------------------------------
                                                               NOVEMBER 1,           NOVEMBER 1,         NOVEMBER 1,
                                                                   2000                 2000                1999
                                                                 THROUGH               THROUGH             THROUGH
                                                                APRIL 30,             APRIL 30,          OCTOBER 31,
                                                                   2001                 2001                2000
--------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)           (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS:
  Operations:
    Net investment income/(loss)............................     $   (30)             $      51           $     46
    Net realized gain/(loss) on investments, foreign
     currency transactions, investments sold short, swap
     agreements, futures contracts and written options......      (1,089)                (4,092)            20,777
    Net unrealized appreciation/(depreciation) of
     investments, written options, investments sold short,
     swap agreements, futures contracts, forward foreign
     currency contracts and translation of assets and
     liabilities in foreign currencies......................        (170)               (93,151)            40,500
--------------------------------------------------------------------------------------------------------------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      (1,289)               (97,192)            61,323
--------------------------------------------------------------------------------------------------------------------
  Distributions to shareholders:
    Net investment income...................................          --                    (82)                --
    Net realized gain on investments........................          --                (17,428)           (10,441)
--------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....................          --                (17,510)           (10,441)
--------------------------------------------------------------------------------------------------------------------
  Capital share transactions:
    Net proceeds from sale of shares........................      13,318                 36,605            153,456
    Net asset value of shares issued in connection with
     reinvestment of:
      Dividends from net investment income..................          --                     81                 --
      Distributions from net realized gain on investments...          --                 17,198             10,293
    Cost of shares reacquired...............................      (1,445)               (48,649)           (84,281)
--------------------------------------------------------------------------------------------------------------------
    NET INCREASE/(DECREASE) DERIVED FROM CAPITAL
     TRANSACTIONS...........................................      11,873                  5,235             79,468
--------------------------------------------------------------------------------------------------------------------
    Net increase/(decrease) in net assets...................      10,584               (109,467)           130,350
NET ASSETS:
  Beginning of period.......................................          --                275,599            145,249
--------------------------------------------------------------------------------------------------------------------
  END OF PERIOD*............................................     $10,584              $ 166,132           $275,599
====================================================================================================================
NUMBER OF CAPITAL SHARES:
  Sold......................................................       1,539                  2,042              6,092
  Reinvested in payment of investment income dividends......          --                      5                 --
  Reinvested in payment of capital gain distributions.......          --                  1,040                475
  Reacquired................................................        (187)                (2,824)            (3,484)
--------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease) in shares outstanding.............       1,352                    263              3,083
  Outstanding:
    Beginning of period.....................................          --                 11,373              8,290
--------------------------------------------------------------------------------------------------------------------
    End of period...........................................       1,352                 11,636             11,373
====================================================================================================================
*  Includes undistributed/(over-distributed) net investment
   income of:...............................................     $   (30)             $       8           $     39

    The accompanying notes are an integral part of the financial statements.

         HARBOR                 HARBOR                HARBOR                HARBOR
    SMALL CAP GROWTH     INTERNATIONAL GROWTH      GLOBAL EQUITY     CAPITAL APPRECIATION
    ----------------   -------------------------   -------------   -------------------------
      NOVEMBER 1,      NOVEMBER 1,   NOVEMBER 1,    FEBRUARY 1,    NOVEMBER 1,   NOVEMBER 1,
          2000            2000          1999           2001           2000          1999
        THROUGH          THROUGH       THROUGH        THROUGH        THROUGH       THROUGH
       APRIL 30,        APRIL 30,    OCTOBER 31,     APRIL 30,      APRIL 30,    OCTOBER 31,
          2001            2001          2000           2001           2001          2000
--------------------------------------------------------------------------------------------
      (UNAUDITED)      (UNAUDITED)                  (UNAUDITED)    (UNAUDITED)
        $    (9)       $     (393)   $    1,511       $   11       $     5,759   $    (5,764)
           (253)         (161,078)      146,960         (613)         (791,523)    1,254,783
            505           (85,274)     (142,213)         123        (1,049,562)     (601,183)
--------------------------------------------------------------------------------------------
            243          (246,745)        6,258         (479)       (1,835,326)      647,836
--------------------------------------------------------------------------------------------
             --              (293)       (9,899)          --                --            --
             --          (121,187)      (98,795)          --        (1,154,663)     (660,216)
--------------------------------------------------------------------------------------------
             --          (121,480)     (108,694)          --        (1,154,663)     (660,216)
--------------------------------------------------------------------------------------------
         10,176           290,478       597,417        6,250         1,237,658     3,522,668
             --               258         8,659           --                --            --
             --           118,213        94,385           --         1,114,972       619,790
           (889)         (505,092)     (733,456)          --        (1,163,015)   (1,514,562)
--------------------------------------------------------------------------------------------
          9,287           (96,143)      (32,995)       6,250         1,189,615     2,627,896
--------------------------------------------------------------------------------------------
          9,530          (464,368)     (135,431)       5,771        (1,800,374)    2,615,516
             --         1,247,082     1,382,513           --         9,100,317     6,484,801
--------------------------------------------------------------------------------------------
        $ 9,530        $  782,714    $1,247,082       $5,771       $ 7,299,943   $ 9,100,317
============================================================================================
          1,022            21,200        29,877          647            34,508        67,564
             --                19           409           --                --            --
             --             8,635         4,459           --            32,784        12,613
            (90)          (36,819)      (36,012)          --           (32,325)      (29,438)
--------------------------------------------------------------------------------------------
            932            (6,965)       (1,267)         647            34,967        50,739
             --            71,013        72,280           --           188,957       138,218
--------------------------------------------------------------------------------------------
            932            64,048        71,013          647           223,924       188,957
============================================================================================
        $    (9)       $     (468)   $      218       $   11       $     5,759   $        --

HARBOR FUND
STATEMENT OF CHANGES IN NET ASSETS--CONTINUED

(All amounts in Thousands)

                                                                      HARBOR                                  HARBOR
                                                                 INTERNATIONAL II                          INTERNATIONAL
                                                          -------------------------------         -------------------------------
                                                          NOVEMBER 1,         NOVEMBER 1,         NOVEMBER 1,         NOVEMBER 1,
                                                             2000                1999                2000                1999
                                                            THROUGH             THROUGH             THROUGH             THROUGH
                                                           APRIL 30,          OCTOBER 31,          APRIL 30,          OCTOBER 31,
                                                             2001                2000                2001                2000
---------------------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)                             (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS:
  Operations:
    Net investment income/(loss)........................   $    226            $  1,079           $   29,562          $    74,458
    Net realized gain/(loss) on investments, foreign
      currency transactions, investments sold short,
      swap agreements, futures contracts and written
      options...........................................         75               9,593               68,183              524,664
    Net unrealized appreciation/(depreciation) of
      investments, written options, investments sold
      short, swap agreements, futures contracts, forward
      foreign currency contracts and translation of
      assets and liabilities in foreign currencies......     (6,825)             (2,036)            (269,471)            (368,363)
---------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................     (6,524)              8,636             (171,726)             230,759
---------------------------------------------------------------------------------------------------------------------------------
  Distributions to shareholders:
    Net investment income...............................     (1,265)             (1,349)             (86,391)             (84,210)
    Net realized gain on investments....................     (6,349)             (4,991)            (462,932)            (371,384)
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS.................     (7,614)             (6,340)            (549,323)            (455,594)
---------------------------------------------------------------------------------------------------------------------------------
  Capital share transactions:
    Net proceeds from sale of shares....................     26,320             102,142              362,834              487,519
    Net asset value of shares issued in connection with
      reinvestment of:
      Dividends from net investment income..............      1,208               1,258               77,031               71,586
      Distributions from net realized gain on
         investments....................................      6,191               4,739              442,277              344,123
    Cost of shares reacquired...........................    (38,263)            (98,400)            (487,295)          (1,209,142)
---------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE/(DECREASE) DERIVED FROM CAPITAL
      TRANSACTIONS......................................     (4,544)              9,739              394,847             (305,914)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase/(decrease) in net assets...............    (18,682)             12,035             (326,202)            (530,749)
NET ASSETS:
  Beginning of period...................................    126,826             114,791            4,830,275            5,361,024
---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD*........................................   $108,144            $126,826           $4,504,073          $ 4,830,275
=================================================================================================================================
NUMBER OF CAPITAL SHARES:
  Sold..................................................      1,960               6,768               10,478               12,029
  Reinvested in payment of investment income
    dividends...........................................         92                  87                2,288                1,770
  Reinvested in payment of capital gain distributions...        468                 326               13,140                8,510
  Reacquired............................................     (2,916)             (6,598)             (13,949)             (29,830)
---------------------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease) in shares outstanding.........       (396)                583               11,957               (7,521)
  Outstanding:
    Beginning of period.................................      8,880               8,297              124,320              131,841
---------------------------------------------------------------------------------------------------------------------------------
    End of period.......................................      8,484               8,880              136,277              124,320
=================================================================================================================================
*  Includes undistributed/(over-distributed) net
  investment income of:.................................   $ (1,026)           $     13           $   (6,468)         $    50,361

    The accompanying notes are an integral part of the financial statements.

             HARBOR                      HARBOR                      HARBOR                      HARBOR
              VALUE                       BOND                   SHORT DURATION               MONEY MARKET
    -------------------------   -------------------------   -------------------------   -------------------------
    NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,
       2000          1999          2000          1999          2000          1999          2000          1999
      THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH
     APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,
       2001          2000          2001          2000          2001          2000          2001          2000
-----------------------------------------------------------------------------------------------------------------
    (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
     $  1,310      $  2,982      $  24,275     $  39,061     $   2,877     $  10,863     $   3,788     $   5,804
         (722)        2,728         10,590         3,583           511        (1,552)            2             7
        7,070        (1,752)         8,791           (13)          758           976            --            --
-----------------------------------------------------------------------------------------------------------------
        7,658         3,958         43,656        42,631         4,146        10,287         3,790         5,811
-----------------------------------------------------------------------------------------------------------------
       (1,313)       (3,157)       (19,853)      (33,143)       (2,936)      (11,343)       (3,788)       (5,811)
       (1,898)      (15,960)        (4,887)           --            --            --            (2)           --
-----------------------------------------------------------------------------------------------------------------
       (3,211)      (19,117)       (24,740)      (33,143)       (2,936)      (11,343)       (3,790)       (5,811)
-----------------------------------------------------------------------------------------------------------------
       15,192        38,950        281,980       255,323       157,055       311,299       168,791       126,557
        1,264         3,063         18,792        28,899         2,901        11,254         3,563         5,577
        1,836        15,544          3,414            --            --            --            --            --
      (33,318)      (52,165)      (128,659)     (203,635)     (173,193)     (447,907)     (142,112)     (123,506)
-----------------------------------------------------------------------------------------------------------------
      (15,026)        5,392        175,527        80,587       (13,237)     (125,354)       30,242         8,628
-----------------------------------------------------------------------------------------------------------------
      (10,579)       (9,767)       194,443        90,075       (12,027)     (126,410)       30,242         8,628
      147,615       157,382        717,255       627,180       125,032       251,442       105,893        97,265
-----------------------------------------------------------------------------------------------------------------
     $137,036      $147,615      $ 911,698     $ 717,255     $ 113,005     $ 125,032     $ 136,135     $ 105,893
=================================================================================================================
        1,090         2,919         24,879        23,549        18,273        36,609       168,791       126,557
           95           231          1,660         2,682           338         1,326         3,563         5,577
          137         1,179            302            --            --            --            --            --
       (2,416)       (3,916)       (11,352)      (18,861)      (20,197)      (52,625)     (142,112)     (123,506)
-----------------------------------------------------------------------------------------------------------------
       (1,094)          413         15,489         7,370        (1,586)      (14,690)       30,242         8,628
       10,632        10,219         65,199        57,829        14,694        29,384       105,893        97,265
-----------------------------------------------------------------------------------------------------------------
        9,538        10,632         80,688        65,199        13,108        14,694       136,135       105,893
=================================================================================================================
     $     44      $     47      $   6,738     $   2,316     $       2     $      61     $      --     $      --

HARBOR FUND FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                                  INCOME FROM INVESTMENT OPERATIONS
                                                            ----------------------------------------------
                                                                                     NET REALIZED AND
                                                                                UNREALIZED GAINS/(LOSSES)
                                                                                     ON INVESTMENTS,
                                                                                FUTURES CONTRACTS, WRITTEN
                                               NET ASSET                        OPTIONS, SWAP AGREEMENTS,
                                                 VALUE           NET              INVESTMENTS SOLD SHORT      TOTAL FROM
                                               BEGINNING     INVESTMENT            AND FOREIGN CURRENCY       INVESTMENT
YEAR/PERIOD ENDED                              OF PERIOD    INCOME/(LOSS)               CONTRACTS             OPERATIONS
------------------------------------------------------------------------------------------------------------------------
HARBOR MID CAP GROWTH FUND
April 30, 2001 (unaudited)(1)..............     $10.00          $(.02)                    $(2.15)               $(2.17)
------------------------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND(2)
April 30, 2001 (unaudited).................     $24.23          $  --                     $(8.39)               $(8.39)
October 31, 2000...........................      17.52             --                       7.90                  7.90
October 31, 1999...........................      10.81           (.07)                      7.85                  7.78
October 31, 1998...........................      14.20           (.04)                     (1.07)                (1.11)
October 31, 1997...........................      16.00             --                       2.30                  2.30
October 31, 1996...........................      15.73           (.08)(e)                   2.20                  2.12
------------------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP GROWTH FUND
April 30, 2001 (unaudited)(1)..............     $10.00          $  --                     $  .22                $  .22
------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
April 30, 2001 (unaudited).................     $17.56          $(.01)                    $(3.51)               $(3.52)
October 31, 2000...........................      19.13            .01                       (.06)                 (.05)
October 31, 1999...........................      18.07            .14                       1.30                  1.44
October 31, 1998...........................      16.15            .11                       2.52                  2.63
October 31, 1997...........................      15.35            .12                       1.12                  1.24
October 31, 1996...........................      12.10            .14(e)                    3.22                  3.36
------------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL EQUITY FUND
April 30, 2001 (unaudited)(3)..............     $10.00          $ .02                     $(1.10)               $(1.08)
------------------------------------------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
April 30, 2001 (unaudited).................     $48.16          $ .02                     $(9.41)               $(9.39)
October 31, 2000...........................      46.92             --                       5.84                  5.84
October 31, 1999...........................      33.51           (.02)                     15.78                 15.76
October 31, 1998...........................      34.01            .07                       4.35                  4.42
October 31, 1997...........................      25.88            .06                       8.95                  9.01
October 31, 1996...........................      23.20            .02                       3.00                  3.02
------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
April 30, 2001 (unaudited).................     $14.28          $ .02(c)                  $ (.65)               $ (.63)
October 31, 2000...........................      13.83            .01(c)                    1.23                  1.24
October 31, 1999...........................      11.26            .18(c)                    2.54                  2.72
October 31, 1998...........................      12.14            .12(c)                    (.37)                 (.25)
October 31, 1997...........................      10.47            .10(c)                    1.63                  1.73
October 31, 1996(4)........................      10.00            .01(c)                     .46                   .47
------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND
April 30, 2001 (unaudited).................     $38.85          $ .26(c)                  $(1.56)               $(1.30)
October 31, 2000...........................      40.66            .48(c)                    1.22                  1.70
October 31, 1999...........................      36.97            .67(c)                    5.90                  6.57
October 31, 1998...........................      35.84            .51(c)                    1.92                  2.43
October 31, 1997...........................      31.21            .41(c)                    5.44                  5.85
October 31, 1996...........................      26.93            .41(c)                    4.41                  4.82
------------------------------------------------------------------------------------------------------------------------


                                                          LESS DISTRIBUTIONS
                                             --------------------------------------------
                                             DIVIDENDS      DISTRIBUTIONS      IN EXCESS
                                              FROM NET         FROM NET          OF NET
                                             INVESTMENT        REALIZED        INVESTMENT
YEAR/PERIOD ENDED                              INCOME      CAPITAL GAINS(D)      INCOME
---------------------------------------
HARBOR MID CAP GROWTH FUND
April 30, 2001 (unaudited)(1)..............    $  --            $   --             $--
-----------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND(2)
April 30, 2001 (unaudited).................    $  --            $(1.56)            $--
October 31, 2000...........................       --             (1.19)            --
October 31, 1999...........................       --             (1.07)            --
October 31, 1998...........................       --             (2.28)            --
October 31, 1997...........................       --             (4.10)            --
October 31, 1996...........................       --             (1.85)            --
-----------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP GROWTH FUND
April 30, 2001 (unaudited)(1)..............    $  --            $   --             $--
------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
April 30, 2001 (unaudited).................    $  --            $(1.82)            $--
October 31, 2000...........................     (.14)            (1.38)            --
October 31, 1999...........................     (.11)             (.27)            --
October 31, 1998...........................     (.12)             (.59)            --
October 31, 1997...........................     (.08)             (.36)            --
October 31, 1996...........................     (.11)               --             --
------------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL EQUITY FUND
April 30, 2001 (unaudited)(3)..............    $  --            $   --             $--
------------------------------------------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
April 30, 2001 (unaudited).................    $  --            $(6.17)            $--
October 31, 2000...........................       --             (4.60)            --
October 31, 1999...........................     (.07)            (2.28)            --
October 31, 1998...........................     (.07)            (4.85)            --
October 31, 1997...........................     (.02)             (.86)            --
October 31, 1996...........................     (.03)             (.31)            --
------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
April 30, 2001 (unaudited).................    $(.15)           $ (.75)            $--
October 31, 2000...........................     (.17)             (.62)            --
October 31, 1999...........................     (.15)               --             --
October 31, 1998...........................     (.10)             (.53)            --
October 31, 1997...........................     (.02)             (.04)            --
October 31, 1996(4)........................       --                --             --
------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND
April 30, 2001 (unaudited).................    $(.71)           $(3.79)            $--
October 31, 2000...........................     (.65)            (2.86)            --
October 31, 1999...........................     (.58)            (2.30)            --
October 31, 1998...........................     (.40)             (.90)            --
October 31, 1997...........................     (.42)             (.80)            --
October 31, 1996...........................     (.41)             (.13)            --
------------------------------------------------------------------------------------------------------------------------

See page 50 for notes to the Financial Highlights.

    The accompanying notes are an integral part of the financial statements.

                                                                                            RATIO OF          RATIO OF
                                                                   RATIO OF                ADVISER OR         OPERATING
                    NET ASSET                                      OPERATING             SUBADVISER FEES   EXPENSES NET OF
                      VALUE                     NET ASSETS         EXPENSES                NOT IMPOSED     ALL OFFSETS TO
        TOTAL          END      TOTAL          END OF PERIOD      TO AVERAGE               TO AVERAGE          AVERAGE
    DISTRIBUTIONS   OF PERIOD   RETURN            (000S)       NET ASSETS (%)(5)         NET ASSETS (%)    NET ASSETS (%)
--------------------------------------------------------------------------------------------------------------------------

       $   --        $ 7.83     (21.70)%(b,f)   $   10,584           1.20%(a,c)                .20%(a)          1.19%(a)
--------------------------------------------------------------------------------------------------------------------------
       $(1.56)       $14.28     (35.49)%(b)     $  166,132            .94%(a)                   --%              .94%(a)
        (1.19)        24.23     45.92              275,599            .88                       --               .87
        (1.07)        17.52     76.51              145,249            .90                       --               .90
        (2.28)        10.81     (8.73)              88,030           1.00                       --              1.00
        (4.10)        14.20     18.64              104,568           1.12                       --              1.12
        (1.85)        16.00     14.84              113,511            .93                       --               .92
--------------------------------------------------------------------------------------------------------------------------
       $   --        $10.22      2.20%(b,f)     $    9,530           1.20%(a,c)                .20%(a)          1.19%(a)
--------------------------------------------------------------------------------------------------------------------------
       $(1.82)       $12.22     (21.13)%(b)     $  782,714            .90%(a)                   --%              .89%(a)
        (1.52)        17.56     (1.58)           1,247,082            .89                       --               .89
         (.38)        19.13      7.87            1,382,513            .91                       --               .91
         (.71)        18.07     16.96            1,178,252            .96                       --               .96
         (.44)        16.15      8.13              918,950           1.02                       --              1.02
         (.11)        15.35     27.86              478,969           1.11                       --              1.10
--------------------------------------------------------------------------------------------------------------------------
       $   --        $ 8.92     (10.80)%(b,f)   $    5,771           1.20%(a,c)                .20%(a)          1.20%(a)
--------------------------------------------------------------------------------------------------------------------------
       $(6.17)       $32.60     (20.00)%(b)     $7,299,943            .67%(a)                   --%              .67%(a)
        (4.60)        48.16     12.26            9,100,317            .64                       --               .64
        (2.35)        46.92     48.59            6,484,801            .66                       --               .66
        (4.92)        33.51     15.72            3,833,598            .68                       --               .68
         (.88)        34.01     35.73            2,798,404            .70                       --               .70
         (.34)        25.88     13.22            1,583,215            .75                       --               .75
--------------------------------------------------------------------------------------------------------------------------
       $ (.90)       $12.75     (4.66)%(b,f)    $  108,144           $.89(a,c)                 .10%(a)           .89%(a)
         (.79)        14.28      8.81(f)           126,826            .93(c)                   .10               .92
         (.15)        13.83     24.37(f)           114,791            .92(c)                   .10               .92
         (.63)        11.26     (1.98)(f)          112,669           1.15(c)                   .10              1.15
         (.06)        12.14     16.64(f)           134,957            .99(c)                   .20               .98
           --         10.47      4.70(b,f)          12,573           1.46(a,c )                .26(a)           1.44(a)
--------------------------------------------------------------------------------------------------------------------------
       $(4.50)       $33.05     (3.56)%(b,f)    $4,504,073            .92%(a,c)                .06%(a)           .91%(a)
        (3.51)        38.85      3.74(f)         4,830,275            .92(c)                   .06               .92
        (2.88)        40.66     18.54(f)         5,361,024            .92(c)                   .06               .92
        (1.30)        36.97      6.97(f)         5,088,401            .94(c)                   .06               .94
        (1.22)        35.84     19.26(f)         5,090,048            .97(c)                   .05               .97
         (.54)        31.21     18.17(f)         4,030,127            .99(c)                   .05               .99
--------------------------------------------------------------------------------------------------------------------------


         RATIO OF           RATIO OF
     INTEREST/DIVIDEND   NET INVESTMENT
          EXPENSE            INCOME
        TO AVERAGE         TO AVERAGE      PORTFOLIO
      NET ASSETS (%)     NET ASSETS (%)   TURNOVER (%)
--------------------------------------------------------------------------------------------------------------------------
<$d
<$d
            --%                .79%(a,c)      37.55%(b)
<$d
--------------------------------------------------------------------------------------------------------------------------
<$d
<$d
            --%                .05%(a)         1.79%(b)
<$d
            --                 .02            12.64
<$d
            --                (.54)           13.05
<$d
            --                (.30)           23.40
<$d
            --                (.47)          147.37
<$d
            --                (.50)           87.97
<$d
--------------------------------------------------------------------------------------------------------------------------
<$d
<$d
            --%               (.31)%(a,c)     27.99%(b)
<$d
--------------------------------------------------------------------------------------------------------------------------
<$d
<$d
            --%               (.08)%(a)       27.43%(b)
<$d
            --                 .10           102.56
<$d
            --                 .78            48.34
<$d
            --                 .62            85.15
<$d
            --                 .91            76.19
<$d
            --                 .99            55.17
<$d
--------------------------------------------------------------------------------------------------------------------------
<$d
<$d
            --%                .93%(a,c)     103.18%(b)
<$d
--------------------------------------------------------------------------------------------------------------------------
<$d
<$d
            --%                .15%(a)        50.15%(b)
<$d
            --                (.07)           85.66
<$d
            --                (.05)           68.14
<$d
            --                 .24            69.56
<$d
            --                 .23            72.80
<$d
            --                 .11            73.69
<$d
--------------------------------------------------------------------------------------------------------------------------
<$d
<$d
            --%                .38%(a,c)      20.71%(b)
<$d
            --                 .85(c)         64.93
<$d
            --                1.36(c)         51.84
<$d
            --                 .86(c)         70.34
<$d
            --                1.33(c)         57.61
<$d
            --                 .40(a,c)        2.61(a)
<$d
--------------------------------------------------------------------------------------------------------------------------
<$d
<$d
            --%               1.28%(a,c)       2.42%(b)
<$d
            --                1.40(c)         10.33
<$d
            --                1.65(c)          4.01
<$d
            --                1.27(c)         13.66
<$d
            --                1.20(c)          6.39
<$d
            --                1.42(c)          9.73
<$d
--------------------------------------------------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                               INCOME FROM INVESTMENT OPERATIONS
                                                          --------------------------------------------
                                                                                NET REALIZED AND
                                                                            UNREALIZED GAINS/(LOSSES)
                                                                                 ON INVESTMENTS,
                                                                           FUTURES CONTRACTS, WRITTEN
                                             NET ASSET                      OPTIONS, SWAP AGREEMENTS,
                                               VALUE           NET           INVESTMENTS SOLD SHORT       TOTAL FROM
                                             BEGINNING     INVESTMENT         AND FOREIGN CURRENCY        INVESTMENT
            YEAR/PERIOD ENDED                OF PERIOD    INCOME/(LOSS)             CONTRACTS             OPERATIONS
--------------------------------------------------------------------------------------------------------------------
HARBOR VALUE FUND
April 30, 2001 (unaudited)...............     $13.88          $.13                   $  .68                 $  .81
October 31, 2000.........................      15.40           .27                      .08                    .35
October 31, 1999.........................      15.21           .27                     1.80                   2.07
October 31, 1998.........................      18.17           .27                      .79                   1.06
October 31, 1997.........................      16.04           .34                     4.13                   4.47
October 31, 1996.........................      14.57           .40                     2.74                   3.14
--------------------------------------------------------------------------------------------------------------------
HARBOR BOND FUND
April 30, 2001 (unaudited)...............     $11.00          $.32(c)                $  .32                 $  .64
October 31, 2000.........................      10.85           .57(c)                   .15                    .72
October 31, 1999.........................      11.82           .58(c)                  (.49)                   .09
October 31, 1998.........................      11.57           .61(c)                   .53                   1.14
October 31, 1997.........................      11.28           .68(c)                   .30                    .98
October 31, 1996.........................      11.21           .72(c)                   .09                    .81
--------------------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
April 30, 2001 (unaudited)...............     $ 8.51          $.24(c)                $  .11                 $  .35
October 31, 2000.........................       8.56           .55(c)                  (.04)                   .51
October 31, 1999.........................       8.69           .46(c)                  (.15)                   .31
October 31, 1998.........................       8.66           .48(c)                   .09                    .57
October 31, 1997.........................       8.79           .45(c,e)                 .01                    .46
October 31, 1996.........................       8.82           .63(c)                  (.02)                   .61
--------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
April 30, 2001 (unaudited)...............     $ 1.00          $.03(c)                $   --                 $  .03
October 31, 2000.........................       1.00           .06(c)                    --                    .06
October 31, 1999.........................       1.00           .05(c)                    --                    .05
October 31, 1998.........................       1.00           .05(c)                    --                    .05
October 31, 1997.........................       1.00           .02(c)                    --                    .02
October 31, 1996.........................       1.00           .05(c)                    --                    .05
--------------------------------------------------------------------------------------------------------------------


                                                        LESS DISTRIBUTIONS
                                           --------------------------------------------
                                           DIVIDENDS      DISTRIBUTIONS      IN EXCESS
                                            FROM NET         FROM NET          OF NET
                                           INVESTMENT        REALIZED        INVESTMENT
            YEAR/PERIOD ENDED                INCOME      CAPITAL GAINS(D)      INCOME
--------------------------------------------------------------------------------------------------------------------
HARBOR VALUE FUND
April 30, 2001 (unaudited)...............    $(.13)           $ (.19)          $  --
October 31, 2000.........................     (.30)            (1.57)             --
October 31, 1999.........................     (.25)            (1.63)             --
October 31, 1998.........................     (.28)            (3.74)             --
October 31, 1997.........................     (.34)            (2.00)             --
October 31, 1996.........................     (.40)            (1.27)             --
--------------------------------------------------------------------------------------------------------------------
HARBOR BOND FUND
April 30, 2001 (unaudited)...............    $(.27)           $ (.07)          $  --
October 31, 2000.........................     (.57)               --              --
October 31, 1999.........................     (.55)             (.51)             --
October 31, 1998.........................     (.66)             (.23)             --
October 31, 1997.........................     (.69)               --              --
October 31, 1996.........................     (.74)               --              --
--------------------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
April 30, 2001 (unaudited)...............    $(.24)           $   --           $  --
October 31, 2000.........................     (.56)               --              --
October 31, 1999.........................     (.44)               --              --
October 31, 1998.........................     (.54)               --              --
October 31, 1997.........................     (.59)               --              --
October 31, 1996.........................     (.60)               --            (.04)
--------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
April 30, 2001 (unaudited)...............    $(.03)           $   --           $  --
October 31, 2000.........................     (.06)               --              --
October 31, 1999.........................     (.05)               --              --
October 31, 1998.........................     (.05)               --              --
October 31, 1997.........................     (.02)               --              --
October 31, 1996.........................     (.05)               --              --
--------------------------------------------------------------------------------------------------------------------

1  Commenced operations on November 1, 2000.

2 Effective May 2, 1997, Harbor Growth Fund appointed Emerging Growth Advisors, Inc. as its Subadviser.

3  For the period February 1, 2001 (inception) through April 30, 2001.

4  For the period June 1, 1996 (inception) through October 31, 1996.

5  Percentage does not reflect reduction for credit balance arrangements.

a  Annualized.

b  Unannualized.

c Reflects the Adviser's or Subadviser's agreement not to impose all or a portion of its management fees.

d  Includes both short-term and long-term capital gains.

e  Based on monthly average of shares outstanding during the fiscal year.

f The total returns would have been lower had certain expenses not been waived during the periods shown.

g  Dividend expense from investments sold short.

h  Interest expense from investments sold short.

    The accompanying notes are an integral part of the financial statements.

                                                                                        RATIO OF          RATIO OF
                                                                     RATIO OF          ADVISER OR         OPERATING
                     NET ASSET                                       OPERATING       SUBADVISER FEES   EXPENSES NET OF
                       VALUE                      NET ASSETS         EXPENSES          NOT IMPOSED     ALL OFFSETS TO
         TOTAL          END      TOTAL           END OF PERIOD      TO AVERAGE         TO AVERAGE          AVERAGE
     DISTRIBUTIONS   OF PERIOD   RETURN             (000S)       NET ASSETS (%)(5)    NET ASSETS(%)     NET ASSETS(%)
----------------------------------------------------------------------------------------------------------------------

        $ (.32)       $14.37      6.03%(b)        $  137,036             .77%(a)            --%              .77%(a)
         (1.87)        13.88      3.07               147,615             .80                --               .80
         (1.88)        15.40     14.60               157,382             .76                --               .76
         (4.02)        15.21      6.69               170,468             .79                --               .79
         (2.34)        18.17     31.08               161,359             .83                --               .83
         (1.67)        16.04     23.08               112,109             .83                --               .83
----------------------------------------------------------------------------------------------------------------------
        $ (.34)       $11.30      5.76%(b,f)      $  911,698             .56%(a,c)         .22%(a)           .56%(a)
          (.57)        11.00      6.95(f)            717,255             .60(c)            .21               .60
         (1.06)        10.85      0.85(f)            627,180             .61(c)            .21               .60
          (.89)        11.82     10.33(f)            473,021             .65(c)            .22               .65
          (.69)        11.57      8.96(f)            362,594             .67(c)            .23               .67
          (.74)        11.28      7.56(f)            279,849             .70(c)            .24               .70
----------------------------------------------------------------------------------------------------------------------
        $ (.24)       $ 8.62      4.18%(b,f)      $  113,005             .31%(a,c)         .20%(a)           .29%(a)
          (.56)         8.51      6.21(f)            125,032             .29(c)            .20               .28
          (.44)         8.56      3.68(f)            251,442             .28(c)            .20               .28
          (.54)         8.69      6.81(f)            217,244             .36(c)            .20               .36
          (.59)         8.66      5.48(f)            162,476             .38(c)            .20               .36
          (.64)         8.79      7.24(f)            182,292             .35(c)            .20               .33
----------------------------------------------------------------------------------------------------------------------
        $ (.03)       $ 1.00      2.92%(b,f)      $  136,135             .40%(a,c)         .12%(a)           .39%(a)
          (.06)         1.00      5.99(f)            105,893             .48(c)            .12               .47
          (.05)         1.00      4.82(f)             97,265             .46(c)            .12               .46
          (.05)         1.00      5.20(f)            100,276             .57(c)            .12               .57
          (.02)         1.00      5.11(f)             73,540             .63(c)            .12               .62
          (.05)         1.00      5.08(f)             65,991             .64(c)            .12               .64
----------------------------------------------------------------------------------------------------------------------


         RATIO OF           RATIO OF
     INTEREST/DIVIDEND   NET INVESTMENT
          EXPENSE            INCOME
        TO AVERAGE         TO AVERAGE      PORTFOLIO
      NET ASSETS (%)     NET ASSETS (%)   TURNOVER (%)
<$d
<$d
            .15%(a,g)         1.91%(a)         39.30%(b)
<$d
            .16(g)            2.05            105.92
<$d
             --               1.65            110.21
<$d
             --               1.67            113.55
<$d
             --               1.98            145.85
<$d
             --               2.65            132.39
<$d
----------------------------------------------------------------------
<$d
<$d
             --%              5.93%(a,c)      323.84%(b)
<$d
             --               6.16(c)         494.12
<$d
             --               5.35(c)         271.14
<$d
             --               5.41(c)         278.06
<$d
             --               6.04(c)         252.37
<$d
             --               6.40(c)         192.64
<$d
------------------------------------------------------------------------------------
<$d
<$d
             --%              5.82%(a,c)      133.39%(b)
<$d
             --               6.00(c)         477.75
<$d
             --               5.36(c)         577.88
<$d
             --               5.51(c)         726.92
<$d
            .64(h)            5.14(c)       1,518.68
<$d
           1.26(h)            6.84(c)       1,277.82
<$d
--------------------------------------------------------------------------------------------------
<$d
<$d
             --%              5.80%(a,c)         N/A
<$d
             --               5.88(c)            N/A
<$d
             --               4.73(c)            N/A
<$d
             --               5.08(c)            N/A
<$d
             --               4.97(c)            N/A
<$d
             --               4.85(c)            N/A
<$d
----------------------------------------------------------------------------------------------------------------

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2001 (UNAUDITED)

(Currency in Thousands)

NOTE 1--ORGANIZATIONAL MATTERS

     Harbor Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended investment company, consisting of a series of twelve diversified investment portfolios (each series a "Fund", collectively, the "Funds"), each of which is represented by a separate series of shares of beneficial interest and having an unlimited number of shares authorized. As of April 30, 2001, the Trust consisted of the following funds: Harbor Mid Cap Growth Fund, Harbor Growth Fund, Harbor Small Cap Growth Fund, Harbor International Growth Fund, Harbor Global Equity Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Value Fund, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The policies are in conformity with accounting principles generally accepted in the United States for investment companies.

SECURITY VALUATION

     Equity securities are valued at the last sale price on an exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system or, in the case of unlisted securities or listed securities for which there were no sales on the valuation day, the mean between the closing bid and asked price. Securities listed or traded on foreign exchanges are valued at the last sale price on that exchange on the valuation day, or if no sale occurs, at the official bid price (both the last sale price and official bid price are determined as of the close of the London Foreign Exchange).

     Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service, or as otherwise described below, selected by the Adviser, which determines valuation for normal institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value. Open futures contracts are valued based on the last sale price on the exchange on which such futures are principally traded.

     Securities for which there are no such prices or for which prices are deemed by the Adviser or Subadviser not to be representative of market values, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The actual calculation of fair market value may be done by others including the Adviser and Subadviser.

     Securities of the Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, and the Fund's Rule 2a-7 procedures.

FUTURES CONTRACTS

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts' terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. See Portfolio of Investments for open futures contracts held as of April 30, 2001.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED


OPTIONS

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument, or hedge other fund investments.

     When a Fund purchases an option, the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked-to-market" to reflect the option's current market value. Purchased options are valued at the last sale price on the market on which they are principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

     When a Fund writes an option, the premium received by the Fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms. See Note 3 for all outstanding written options as of April 30, 2001.

SWAP AGREEMENTS

     To the extent permitted under their respective investment policies, Harbor Bond Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one investment for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Fund may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are "marked-to-market" daily. Unrealized gains or losses are reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such a payment is paid or received.

     Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

TBA/WHEN-ISSUED PURCHASE COMMITMENTS

     Harbor Bond Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

     The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above.

     Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund's Subadviser deems it appropriate to do so.

TBA SALE COMMITMENTS

     Harbor Bond Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain and loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

SHORT SALES

     Each Fund, except Harbor International Growth Fund, Harbor International Fund and Harbor International Fund II, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain a segregated account of cash or liquid securities with its custodian sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

FOREIGN FORWARD CURRENCY CONTRACTS

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may enter into forward foreign currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

FOREIGN CURRENCY TRANSLATIONS

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

SECURITIES TRANSACTIONS

     Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost for both federal income tax and financial reporting purposes.

INVESTMENT INCOME

     Dividends declared are accrued on the ex-dividend date. For Harbor International Growth Fund, Harbor Global Equity Fund, Harbor International Fund II and Harbor International Fund, certain dividends are recorded after the ex-dividend date, but as soon as the Fund is notified of such dividends. Interest income is accrued daily as earned. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities using the effective yield method.

DISTRIBUTION TO SHAREHOLDERS

     Distributions are recorded on the ex-dividend date.

EXPENSES

     Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets or the number of shareholders of each Fund, except where allocations of direct expense to each Fund can be otherwise fairly made.

DEFERRED ORGANIZATION COSTS

     Certain costs incurred by Harbor International Fund II in connection with its organization and its registration with the Securities and Exchange Commission and with various states aggregated approximately $21. These costs are being amortized on a straight-line basis over a five-year period from the commencement of operations of the Fund.

FEDERAL TAXES

     Each Fund is treated as a separate entity for federal tax purposes. Each Fund's policy is to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held or excise tax on income and capital gains.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, other than short-term securities, for each Fund for the six-month period ended April 30, 2001 were as follows:

                                                                       PURCHASES                       SALES
                                                                ------------------------      ------------------------
                                                                   U.S.                          U.S.
FUND                                                            GOVERNMENT      OTHER         GOVERNMENT      OTHER
----                                                            ----------      -----         ----------      -----
Harbor Mid Cap Growth Fund..................................    $       --    $   14,489      $       --    $    2,895
Harbor Growth Fund..........................................            --         9,460              --         5,531
Harbor Small Cap Growth Fund................................            --        10,115              --         1,602
Harbor International Growth Fund............................            --       261,493              --       486,693
Harbor Global Equity Fund...................................            --        10,735              --         4,827
Harbor Capital Appreciation Fund............................            --     3,744,735              --     3,778,436
Harbor International Fund II................................            --        24,435              --        39,192
Harbor International Fund...................................            --       122,071              --       366,891
Harbor Value Fund...........................................            --        48,915              --        67,889
Harbor Bond Fund............................................     3,312,325       448,819       3,204,614       395,073
Harbor Short Duration Fund..................................       104,990        31,775          73,206        47,813

     The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

REDEMPTION IN-KIND TRANSACTIONS

     For the six-month period ended April 30, 2001, Harbor Capital Appreciation Fund, Harbor International Fund II and Harbor Value Fund realized gains of $10,560, $396 and $471, respectively, from in-kind redemptions of Fund shares.

WRITTEN OPTIONS

     Transactions in written options for the six-month period ended April 30, 2001 are summarized as follows:

                                                                   OPTIONS WRITTEN               OPTIONS WRITTEN
                                                              --------------------------    --------------------------
                                                                  EURODOLLAR FUTURES               EURO FUTURES
                                                              --------------------------    --------------------------
                                                               NUMBER OF      AGGREGATE      NUMBER OF      AGGREGATE
                                                               CONTRACTS      FACE VALUE     CONTRACTS      FACE VALUE
                                                               ---------      ----------     ---------      ----------
HARBOR BOND FUND
  Options outstanding at beginning of year..................           574    E$  1,436               --    E      --
  Options opened............................................           492        1,230       28,300,000       28,300
  Options closed/expired....................................          (574)      (1,436)              --
                                                              ------------    ---------     ------------    ---------
  Open at 04/30/2001........................................           492    E$  1,230       28,300,000    E  28,300
                                                              ============    =========     ============    =========

                                                                   OPTIONS WRITTEN               OPTIONS WRITTEN
                                                              --------------------------    --------------------------
                                                                       GNMA(1)                U.S. TREASURY FUTURES
                                                              --------------------------    --------------------------
                                                               NUMBER OF      AGGREGATE      NUMBER OF      AGGREGATE
                                                               CONTRACTS      FACE VALUE     CONTRACTS      FACE VALUE
                                                               ---------      ----------     ---------      ----------
  Options outstanding at beginning of year..................            --    $      --              513    $     513
  Options opened............................................   176,186,000      776,080            1,469        1,469
  Options closed/expired....................................  (164,186,000)    (764,080)          (1,293)      (1,293)
                                                              ------------    ---------     ------------    ---------
  Open at 04/30/2001........................................    12,000,000    $  12,000              689    $     689
                                                              ============    =========     ============    =========

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED


                                                                   OPTIONS WRITTEN               OPTIONS WRITTEN
                                                              --------------------------    --------------------------
                                                                 JAPANESE YEN FUTURES              SWAP OPTIONS
                                                              --------------------------    --------------------------
                                                               NUMBER OF      AGGREGATE      NUMBER OF      AGGREGATE
                                                               CONTRACTS      FACE VALUE     CONTRACTS      FACE VALUE
                                                               ---------      ----------     ---------      ----------
HARBOR BOND FUND
  Options outstanding at beginning of year..................             8     Yen8,000      400,000,000    Y  400,000
  Options opened............................................            --           --      200,000,000       200,000
  Options closed/expired....................................            (8)      (8,000)    (600,000,000)     (600,000)
                                                              ------------     --------     ------------    ----------
  Open at 04/30/2001........................................            --     Yen   --               --    Y       --
                                                              ============     ========     ============    ==========

                                                                     OPTIONS WRITTEN
                                                                --------------------------
                                                                    EURODOLLAR FUTURES
                                                                --------------------------
                                                                 NUMBER OF      AGGREGATE
                                                                 CONTRACTS      FACE VALUE
                                                                 ---------      ----------
HARBOR SHORT DURATION FUND
  Options outstanding at beginning of year..................             450     E$ 1,125
  Options opened............................................              --           --
  Options closed/expired....................................            (450)      (1,125)
                                                                ------------    ---------
  Open at 04/30/2001........................................              --    E$     --
                                                                ============    =========

------------

(1) Government National Mortgage Association.

E Euro

E$ Eurodollar

Y Japanese Yen

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

     Prior to June 8, 2001, Harbor Capital Advisors, Inc., an indirect wholly-owned subsidiary of Owens-Illinois, Inc., was the Trust's investment adviser and was also responsible for administrative and other services. On June 8, 2001, Harbor Capital Advisors, Inc. became an indirect wholly-owned subsidiary of the Robeco Groep, N.V. The prior Harbor Capital Advisors and the new Harbor Capital Advisors, Inc. are collectively referenced to hereafter as "Harbor Capital." Separate advisory agreements for each Fund were in effect during the six-month period ended April 30, 2001. The agreements provide for fees based on an annual percentage rate of average daily net assets as follows:

                                                                  ANNUAL
                                                                PERCENTAGE     FEES
                            FUND                                   RATE       EARNED
                            ----                                ----------    ------
Harbor Mid Cap Growth Fund..................................       0.75%      $    29
Harbor Growth Fund..........................................       0.75           780
Harbor Small Cap Growth Fund................................       0.75            22
Harbor International Growth Fund............................       0.75         3,626
Harbor Global Equity Fund...................................       0.75             9
Harbor Capital Appreciation Fund............................       0.60        22,824
Harbor International Fund II................................       0.75           441
Harbor International Fund...................................       0.85        19,649
Harbor Value Fund...........................................       0.60           413
Harbor Bond Fund............................................       0.70         2,856
Harbor Short Duration Fund..................................       0.40           197
Harbor Money Market Fund....................................       0.30           196

     Harbor Capital has from time to time agreed not to impose all or a portion of its advisory fees and bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. During the six-month period ended April 30, 2001, Harbor Capital agreed not to impose advisory fees of $8, $6, $2, $57, $1,498, $896, $98 and $78 relating to Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Global Equity Fund, Harbor International Fund II, Harbor International Fund, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund, respectively.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED

     The Trust reimburses Harbor Capital for certain legal expenses incurred by Harbor Capital with respect to the Trust. Such amounts aggregated $24 for the six-month period ended April 30, 2001.

DISTRIBUTOR

     HCA Securities, Inc. ("HCA Securities"), a wholly-owned subsidiary of Harbor Capital is the distributor for Harbor Fund shares. Harbor Fund does not reimburse the distributor for expenses.

SHAREHOLDERS

     On April 30, 2001, Harbor Capital, HCA Securities, Harbor Transfer, Inc., and various employee benefit plans of Owens-Illinois, Inc. held the following shares of beneficial interest in the Funds:

                                                                 HARBOR CAPITAL,
                                                                HCA SECURITIES AND      BENEFIT PLANS OF
FUND                                                             HARBOR TRANSFER      OWENS-ILLINOIS, INC.
----                                                            ------------------    --------------------
Harbor Mid Cap Growth Fund..................................          304,979                 254,488
Harbor Growth Fund..........................................           41,577               3,746,589
Harbor Small Cap Growth Fund................................          201,912                  95,247
Harbor International Growth Fund............................           46,886               1,209,180
Harbor Global Equity Fund...................................          504,674                  12,433
Harbor Capital Appreciation Fund............................            3,588               3,008,217
Harbor International Fund II................................          245,531                 239,315
Harbor International Fund...................................            1,267               1,574,447
Harbor Value Fund...........................................           12,199               3,243,938
Harbor Bond Fund............................................           22,968               2,639,645
Harbor Short Duration Fund..................................           12,908               8,939,076
Harbor Money Market Fund....................................        2,608,986              26,305,293

TRANSFER AGENT

     Harbor Transfer, Inc., a wholly-owned subsidiary of Harbor Capital is the shareholder servicing agent for the Funds. Fees incurred for these transfer agent services for the six-month period ended April 30, 2001 totaled $2,963.

"NON-INTERESTED" TRUSTEES

     The fees and expenses of the non-interested Trustees allocated to each Fund are shown on each Fund's Statement of Operations. Trustees' fees and expenses for all Funds aggregated $111 for the six-month period ended April 30, 2001.

CUSTODIAN

     Payments to the custodian have been reduced by balance credits applied to each portfolio for the six-month period ended April 30, 2001. For the Harbor Growth Fund, Harbor International Growth Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Value Fund, Harbor Bond Fund, Harbor Short Duration Fund, and Harbor Money Market Fund the reduction amounted to $2, $20, $60, $2, $22, $1, $9, $8 and $7, respectively. The Funds could have invested a portion of the assets utilized in connection with balance credit arrangements in an income producing asset if the Funds had not entered into such arrangements.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 5--TAX INFORMATION

     The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at April 30, 2001 were as follows:

                                                                                        GROSS UNREALIZED           NET UNREALIZED
                                                                                 ------------------------------    APPRECIATION/
                           FUND                               IDENTIFIED COST    APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                           ----                               ---------------    ------------    --------------    --------------
Harbor Mid Cap Growth Fund................................      $   10,879        $    1,164       $  (1,334)        $     (170)
Harbor Growth Fund........................................         164,547            56,876         (56,162)               714
Harbor Small Cap Growth Fund..............................           8,824             1,222            (717)               505
Harbor International Growth Fund..........................         848,231            63,028        (133,250)           (70,222)
Harbor Global Equity Fund.................................           5,867               237            (114)               123
Harbor Capital Appreciation Fund..........................       6,998,363           822,620        (533,311)           289,309
Harbor International Fund II..............................         106,503            10,975          (9,666)             1,309
Harbor International Fund.................................       2,876,135         1,799,311        (196,185)         1,603,126
Harbor Value Fund.........................................         124,866            16,813          (7,967)             8,846
Harbor Bond Fund..........................................       1,305,402             8,239          (9,665)            (1,426)
Harbor Short Duration Fund................................         118,351             1,060            (143)               917

NOTE 6--SUBSEQUENT EVENT

     On June 7, 2001, Robeco Groep N.V. acquired substantially all of the assets and assumed substantially all of the liabilities of Harbor Fund's prior adviser, Harbor Capital Advisors, Inc., through a wholly owned subsidiary of Robeco Groep N.V. The newly formed subsidiary assumed the name Harbor Capital Advisors, Inc. upon the closing of the acquisition. The "new" Harbor Capital Advisors, Inc. is substantially similar to the former Harbor Capital Advisors, which had advised each Fund since its inception. The management team and employees of the predecessor adviser have continued their employment with Harbor Capital Advisors. In addition, Harbor Capital Advisors remains located at One SeaGate, Toledo, Ohio. There had been no change in the advisory fee rates paid by any Fund as a result of the acquisition.

     Founded in 1929, Robeco Groep N.V. is one of the world's oldest asset management organizations. As of April 30, 2001, Robeco Groep N.V. through investment management subsidiaries has approximately $82.3 billion is assets under management.

     This change in ownership is intended to facilitate the long-term growth of Harbor Fund, while enabling Harbor Capital to maintain the same management team, business model and high standards of service and performance to which Harbor Fund shareholders have become accustomed. Each Fund's portfolio manager/subadviser is continuing to manage the assets of the respective Fund. Harbor Capital will continue its fundamental emphasis on cost control with a primary objective of offering actively managed, no-load funds with competitive expense ratios.

        (This document must be preceded or accompanied by a Prospectus.)

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES AND OFFICERS                                                                 SHAREHOLDER SERVICING AGENT
DAVID G. VAN HOOSER                     Chairman and Trustee                          HARBOR TRANSFER, INC.
                                                                                      P.O. Box 10048
HOWARD P. COLHOUN                       Trustee                                       Toledo, Ohio 43699-0048
                                                                                      1-800-422-1050
JOHN P. GOULD                           Trustee
                                                                                      CUSTODIAN
RODGER F. SMITH                         Trustee
                                                                                      STATE STREET BANK AND TRUST COMPANY
JAMES M. WILLIAMS                       President                                     P.O. Box 1713
                                                                                      Boston, MA 02105
CONSTANCE L. SOUDERS                    Vice President and Treasurer
                                                                                      INDEPENDENT AUDITORS
KAREN B. WASIL                          Secretary
                                                                                      ERNST & YOUNG LLP
INVESTMENT ADVISER                                                                    200 Clarendon Street
                                                                                      Boston, MA 02116
HARBOR CAPITAL ADVISORS, INC.
One SeaGate                                                                           LEGAL COUNSEL
Toledo, OH 43666
DISTRIBUTOR AND PRINCIPAL UNDERWRITER                                                 HALE AND DORR LLP
                                                                                      60 State Street
HCA SECURITIES, INC.                                                                  Boston, MA 02109
One SeaGate
Toledo, OH 43666
(419) 247-2477

                               [HARBOR FUND LOGO]
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050
                               www.harborfund.com

06/2001/285,000                                            [RECYCLED PAPER LOGO]
                                                                  recycled paper